                                                       Registration No. 2-64233
                                                       (under the Securities Act
                                                       of 1933)
                                                       Registration No. 811-2918
                                                       (under the Investment
                                                       Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      ( )

     Pre-Effective Amendment No.                                             ( )

     Post-Effective Amendment No. 44                                         (X)

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              ( )


     Amendment No. 45                                                        (X)

                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (859) 254-7741
        -----------------------------------------------------------------

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)

[ ]  immediately  upon filing  pursuant to paragraph  (b)

[X]  on November 1, 2003 pursuant to paragraph  (b)

[ ]  60 days after filing  pursuant to paragraph (a)(1)
[ ]  on  _________pursuant  to paragraph (a) (1)
[ ]  75 days after filing pursuant to paragraph (a) (2)
[ ]  on _________pursuant to paragraph (a) (2)
     of rule 485
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.                Prospectus Caption

   1                    Front and Back Cover Pages
   2                    Dupree Mutual Funds - Summary; Bar Charts and
                        Performance Table
   3                    Fees and Expenses of the Trust
   4                    Organization of the Trust; Dupree Mutual Funds - Summary
   5                    Not Applicable
   6                    Management of the Trust
   7                    Determining Net Asset Value, Buying Shares, Selling
                        Shares, Taxes,
                        Dividends
   8                    Not Applicable
   9                    Financial Highlights

Part B
Item No.         Statement of Additional Information

  10                    Cover Page; Table of Contents
  11                    General Information and History
  12                    Investment Objectives and Policies; Portfolio Turnover
                        Investment Restrictions
  13                    Investment Adviser; Officers and Trustees
  14                    Officers and Trustees, Shares of Beneficial Interest
  15                    Investment Adviser and Other Services
  16                    Portfolio Transactions
  17                    Shares of Beneficial Interest
  18                    How to Purchase Shares; How to Redeem Shares;
                           How We Compute Our Yields
  19                    Tax Information
  20                    Not Applicable
  21                    How We Compute Our Yields
  22                    Financial Statements

Prospectus

November 1, 2003

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(859) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

 2   Dupree Mutual Funds Summary

 4   Charts and Tables

10   Trust Expenses

14   Organization of the Trust

15   Investment Objectives

17   Investment Policies and Restrictions

19   Management of the Trust

21   Determining Net Asset Value

21   Buying Shares

22   Selling Shares

25   Dividends

25   Taxes

26   Performance Calculations

27   Financial Highlights

35   Privacy Notice

37   How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES

Investment Objectives and Goals
Investors in our municipal bond series are investors seeking the highest level of tax-free income available without undue risk to principal derived from state specific municipal securities. See "Investment Objectives".

Principal Investment Strategies
Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income with greater share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of ten (10) or more years.

Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series seek a steady flow of income with somewhat less yield but with less share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of two
(2) to five (5) years.

Principal Risks of Investing
The principal risks of investing in any of the single state municipal bond series is the possibility of default on the municipal securities, even though the securities are of investment grade, or loss of money. Investment in any of the single state municipal bond series may involve greater risk than an investment in a fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state or region. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The portfolios of the Kentucky and Tennessee Tax-Free Income Series are diversified, while the portfolios of all the other single state series are non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.


Investors should recognize that, in periods of rising interest rates, the yield of the series would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield of the series may rise, although the share price will generally decline.


INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Goals
Investors in our Intermediate Government Bond Series are seeking the highest level of current income without undue risk to principal derived from securities of the U.S. Government and its agencies.

Principal Investment Strategies

Sixty-five percent (65%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government of its agencies or instrumentalities, with the remaining 35% of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S.

Government or its agencies or U.S. Treasury or Agency Notes and Bills. The average dollar weighted maturity will be three (3) to ten (10) years.

Principal Risks of Investing
The principal risk of investing in the Intermediate Government Bond Series is the possibility of default, even though the securities are of investment grade, or loss of money. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective will be achieved. The series' return and net asset value will fluctuate.

The portfolio of the Intermediate Government Bond Series is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by the issuer would be greater than a default by an issuer representing only 25% of the portfolio.


Investors should recognize that in periods of rising interest rates, the yield of the series would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline.

RISK/RETURN BAR CHARTS AND TABLES


The following bar charts and tables provide an indication of the risks of investing in the Series by showing changes in the Series' performance from year to year over a 10 year period (or since inception if the series has been in existence less than 10 years) and by showing how the Series' average annual returns for one, five and ten years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past is not necessarily an indication of how the Series will perform in the future. The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series have not commenced operations.

                         ALABAMA TAX-FREE INCOME SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

ALABAMA TAX FREE INCOME

Years         One Year
Ending On     Total Return
 12/31/00        14.03%
 12/31/01         7.29%
 12/31/02        10.10%

                                Years Ending On
     2003 Year-To-Date Total Return through September 30, 2003: 4.35% Maximum Total Return for the quarter ending September 30, 2002: 5.28% Minimum Total Return for the quarter ending December 31, 2001: .20%

                          AVERAGE ANNUAL TOTAL RETURNS
                         ALABAMA TAX FREE INCOME SERIES

For quarterly periods ended
December 31, 2002
                                                    Inception
                                         1 year    Jan. 1, 2000
===============================================================

Return Before Taxes                        10.10%         10.44%
Return After Taxes on
 Distributions                             10.10%         10.44%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                            10.16%          9.90%

===============================================================

Index                         10 YEAR      10.17%          8.63%
(Reflects no deduction for
fees, expenses or taxes)      20 YEAR      10.03%         10.22%

                         KENTUCKY TAX-FREE INCOME SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

KY INCOME SERIES

                   One Year
Year               Total
Ending on          Return
     12/31/93         12.75%
     12/31/94         -2.95%
     12/31/95         14.22%
     12/31/96          3.69%
     12/31/97          8.06%
     12/31/98          5.65%
     12/31/99         -1.43%
     12/31/00          8.05%
     12/31/01          5.03%
     12/31/02          7.19%

                                Years Ending On
      2003 Year-To-Date Total Return through September 30, 2003: 4.42% Maximum Total Return for the quarter ending February 28, 1995: 5.45% Minimum Total Return for the quarter ending April 30, 1994: -5.43%

                          AVERAGE ANNUAL TOTAL RETURNS
                         KENTUCKY TAX FREE INCOME SERIES
For quarterly periods ended
December 31, 2002
                                          1 year     5 years   10 years
=======================================================================

Return Before Taxes                          7.15%      4.82%      5.88%
Return After Taxes on
 Distributions                               7.15%      4.82%      5.74%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                              7.18%      4.83%      5.75%

=======================================================================

Index                         10 YEARS      10.17%      6.12%      6.82%
(Reflects no deduction for
fees, expenses or taxes)      20 YEARS      10.03%      6.25%      7.23%

                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

KY TAX FREE SHORT TO MEDIUM SERIES

                 One Year
Years            Total
Ending On        Return
     12/31/93        5.69%
     12/31/94        1.02%
     12/31/95        6.22%
     12/31/96        3.96%
     12/31/97        5.18%
     12/31/98        4.63%
     12/31/99        0.29%
     12/31/00        5.49%
     12/31/01        5.36%
     12/31/02        6.50%

                                Years Ending On
        2003 Year-To-Date Total Return through September 30, 2003: 3.37 %
      Maximum Total Return for the quarter ending September 30, 2002: 3.01%
       Minimum Total Return for the quarter ending April 30, 1994: -2.11%

                          AVERAGE ANNUAL TOTAL RETURNS
                    KENTUCKY TAX FREE SHORT-TO-MEDIUM SERIES
For the periods ended
December 31, 2002
                                          1 year     5 years   10 years
=======================================================================

Return Before Taxes                          6.50%      4.43%      4.41%
Return After Taxes on
 Distributions                               6.50%      4.43%      4.41%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                              6.51%      4.42%      4.40%

=======================================================================

Index                          3 YEARS       6.72%      5.33%      5.22%
(Reflects no deduction for
fees, expenses or taxes)

                       MISSISSIPPI TAX-FREE INCOME SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

Years      One Year
Ending On  Total Return
 12/31/00       13.60%
 12/31/01        5.78%
 12/31/02        9.77%

                Years Ending On
     2003 Year-To-Date Total Return through September 30, 2003: 5.52% Maximum Total Return for the quarter ending September 30, 2002: 5.72%
      Minimum Total Return for the quarter ending December 31, 2002: -.02%

                          AVERAGE ANNUAL TOTAL RETURNS
                       MISSISSIPPI TAX FREE INCOME SERIES
For quarterly periods ended
 December 31, 2001
                                                     Inception
                                         1 year    Jan. 1, 2000
===============================================================

Return Before Taxes                         9.77%          9.67%
Return After Taxes on
 Distributions                              9.77%          9.67%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                             9.77%          9.19%

===============================================================

Index                         10 YEAR      10.17%          8.63%
(Reflects no deduction for
fees, expenses or taxes)      20 YEAR      10.03%         10.22%

                             NORTH CAROLINA TAX-FREE
                                  INCOME SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

Years         One Year
Ended On      Total Return
12/31/96         5.37%
12/31/97         9.83%
12/31/98         7.51%
12/31/99        -2.72%
12/31/00        10.66%
12/31/01         2.83%
12/31/02         8.52%

                                Years Ending On
      2003 Year-To-Date Total Return through September 30, 2003: 3.72% Maximum Total Return for the quarter ending December 31, 2000: 5.37%
       Minimum Total Return for the quarter ending March 31, 1996: -2.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                      NORTH CAROLINA TAX FREE INCOME SERIES
For quarterly periods ended
December 31, 2002
                                                                 Inception
                                         1 year     5 years    Dec. 20, 1993
============================================================================

Return Before Taxes                         8.52%       5.25%           6.30%
Return After Taxes on
 Distributions                              8.52%       5.25%           6.30%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                             8.56%       5.25%           6.30%

============================================================================

Index                         10 YEAR      10.17%       6.12%           6.22%
(Reflects no deduction for
fees, expenses or taxes)      20 YEAR      10.03%       6.25%           6.51%

                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

                One Year
Years           Total
Ending On       Return
12/31/96        4.56%
12/31/97        5.03%
12/31/98        4.77%
12/31/99        0.92%
12/31/00        5.52%
12/31/01        5.35%
12/31/02        5.82%

                                Years Ending On
     2003 Year-To-Date Total Return through September 30, 2003: 3.87 %
      Maximum Total Return for the quarter ending Septeer 30, 2002: 3.57%
       Minimum Total Return for the quarter ending June 30, 1999: -0.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                 NORTH CAROLINA TAX FREE SHORT TO MEDIUM SERIES
For the periods ended
December 31, 2002
                                                                Inception
                                         1 year     5 years      11/01/94
=========================================================================

Return Before Taxes                         7.52%       4.79%        4.85%
Return After Taxes on
 Distributions                              7.52%       4.79%        4.85%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                             7.53%       4.78%        4.83%

=========================================================================

Index                         3 YEARS       6.72%       5.33%        5.13%
(Reflects no deduction for
fees, expenses or taxes)

                        TENNESSEE TAX-FREE INCOME SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

Years      One Year
Ending On  Total Return
 12/31/94       -1.22%
 12/31/95       18.28%
 12/31/96        5.15%
 12/31/97        9.00%
 12/31/98        7.63%
 12/31/99       -2.71%
 12/31/00        9.72%
 12/31/01        4.40%
 12/31/02        8.37%

                                Years Ending On
       2003 Year-To-Date Total Return through September 30, 2003: 3.75% Maximum Total Return for the quarter ending March 31, 1995: 7.29%
        Minimum Total Return for the quarter ending June 30, 1999: -1.81%

                          AVERAGE ANNUAL TOTAL RETURNS
                        TENNESSEE TAX FREE INCOME SERIES
For quarterly periods ended
December 31, 2002
                                                                 Inception
                                         1 year     5 years    Dec. 20, 1993
============================================================================

Return Before Taxes                         8.37%       5.38%           6.35%
Return After Taxes on
 Distributions                              8.37%       5.38%           6.34%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                             8.41%       5.38%           6.34%

============================================================================

Index                         10 YEAR      10.17%       6.12%           6.18%
(Reflects no deduction for
fees, expenses or taxes)      20 YEAR      10.03%       6.25%           6.46%

                    TENNESSE TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

                 One Year
Years            Total
Ending On        Return
12/31/95         7.12%
12/31/96         3.92%
12/31/97         5.38%
12/31/98         4.33%
12/31/99         1.14%
12/31/00         5.61%
12/31/01         3.93%
12/31/02         7.69%

                                Years Ending On
       2003 Year-To-Date Total Return through September 30, 2003: 3.57 %
        Maximum Total Return for the quarter ending August 31, 2002: 3.50%
         Minimum Total Return for the quarter ending April 30, 1996: -0.43%

                          AVERAGE ANNUAL TOTAL RETURNS
                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
For the periods ended
December 31, 2002
                                                               Inception
                                        1 year     5 years      11/01/94
=========================================================================

Return Before Taxes                        7.69%       4.52%         4.97%
Return After Taxes on
 Distributions                             7.69%       4.52%         4.97%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                            7.73%       4.52%         4.96%

=========================================================================

Index                         3 YEAR       6.72%       5.33%         5.22%
(Reflects no deduction for
fees, expenses or taxes)

                       INTERMEDIATE GOVERNMENT BOND SERIES
                              Annual Total Returns

[GRAPHIC APPEARS HERE]

Years        One Year
Ending On    Total Return
31-Dec-93        11.93%
31-Dec-94        -5.94%
31-Dec-95        17.54%
31-Dec-96         3.14%
31-Dec-97         9.39%
31-Dec-98         7.68%
31-Dec-99        -1.78%
31-Dec-00        12.01%
31-Dec-01         7.44%
31-Dec-02         9.28%

                                Years Ending On
       2003 Year-To-Date Total Return through September 30, 2003: 2.37 %
        Maximum Total Return for the quarter ending May 31, 1995: 6.23%
        Minimum Total Return for the quarter ending May 31, 1994: -6.00%

                          AVERAGE ANNUAL TOTAL RETURNS
                       INTERMEDIATE GOVERNMENT BOND SERIES
For the periods ended
December 31, 2002
                                     1 year     5 years     10 years
=====================================================================

Return Before Taxes                     9.28%       6.82%        7.16%
Return After Taxes on
 Distributions                          7.00%       4.22%        4.32%
Return After Taxes on
 Distributions and Sale
 of Fund Shares                         7.06%       4.24%        4.34%

=====================================================================

Index-INTERMEDIATE TREASURY INDEX       8.16%       6.97%        6.83%
(Reflects no deduction for
fees, expenses or taxes)

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                                    Alabama             Kentucky               Mississippi
                                          Alabama   Tax-Free  Kentucky  Tax-Free  Mississippi  Tax-Free
                                          Tax-Free  Short-to  Tax-Free  Short-to  Tax-Free     Short-to
                                          Income    Medium    Income    Medium    Income       Medium
                                          Series    Series    Series    Series    Series       Series

SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)      NONE      NONE      NONE      NONE       NONE         NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)      NONE      NONE      NONE      NONE       NONE         NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   [and other distributions]
   (as a percentage of offering price)      NONE      NONE      NONE      NONE       NONE         NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)                 NONE      NONE      NONE      NONE       NONE         NONE
Exchange Fee                                NONE      NONE      NONE      NONE       NONE         NONE
Maximum Account Fee                         NONE      NONE      NONE      NONE       NONE         NONE

                                          North     North                Tennessee
                                          Carolina  Carolina  Tennessee  Tax-Free   Intermediate
                                          Tax-Free  Tax-Free  Tax-Free   Short-to   Government
                                          Income    Short-to  Income     Medium     Bond
                                          Series    Medium    Series     Series     Series
SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)      NONE      NONE      NONE       NONE         NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)      NONE      NONE      NONE       NONE         NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   [and other distributions]
   (as a percentage of offering price)      NONE      NONE      NONE       NONE         NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)                 NONE      NONE      NONE       NONE         NONE
Exchange Fee                                NONE      NONE      NONE       NONE         NONE
Maximum Account Fee                         NONE      NONE      NONE       NONE         NONE

                                                    Alabama /4/            Kentucky               Mississippi/4/
                                          Alabama   Tax-Free     Kentucky  Tax-Free  Mississippi  Tax-Free
                                          Tax-Free  Short-to     Tax-Free  Short-to  Tax-Free     Short-to
                                          Income    Medium       Income    Medium    Income       Medium
                                          Series    Series       Series    Series    Series       Series
Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee /2/                           0.500        0.500     0.416     0.500        0.497           0.500
Distribution Fee                             0.000        0.000     0.000     0.000        0.000           0.000
Shareholder Services Fee                     0.150        0.150     0.121     0.127        0.149           0.150
Other Expenses/3/                            0.299        0.156     0.059     0.078        0.436           0.216
Total Annual Fund Operating Expenses         0.949        0.806     0.596     0.705        1.082           0.866

<F1>
1  The Adviser and the Custodian waived and reimbursed certain amounts. (The
   Adviser is not contractually obligated to waive expenses). These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2003.
   Waiver of Fund Expenses                   0.622        0.526     0.015     0.019        0.754           0.593
   Total Actual Annual Fund Operating
   Expenses (after
   waivers/reimbursements)                   0.327        0.280     0.581     0.686        0.328           0.273
<F2>
2  The Adviser has voluntarily waived a portion of the management fee. The
   Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30,
   2003:
                                             0.000        0.000     0.416     0.500        0.000           0.000
<F3>
3  Through arrangements with each fund's Custodian, credits realized as a result of uninvested cash balances are used to reduce Custodian expenses.
   Also, the Adviser voluntarily reimbursed certain other operating expenses of the Funds. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2003:
                                             0.178        0.130     0.044     0.724        0.179           0.123
<F4>
4  The annual fund operating expenses for the Alabama Tax-Free Short-to-Medium
   Series and the Mississippi Tax-Free Free Short-to-Medium Series are
   estimates as the funds were not in operation Fiscal year 2003.

                                          North     North     Tennessee  Tennessee
                                          Carolina  Carolina  Tax-Free   Tax-Free   Intermediate
                                          Tax-Free  Tax-Free  Income     Short-to   Government
                                          Income    Short-to  Series     Medium     Bond
                                          Series    Medium    Series     Series     Series
Annual fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee /2/                           0.500     0.500      0.500      0.500         0.183
Distribution Fee                             0.000     0.000      0.000      0.000         0.000
Shareholder Services Fee                     0.137     0.150      0.131      0.150         0.138
Other Expenses/3/                            0.089     0.154      0.055      0.116         0.157
Total Annual Fund Operating Expenses         0.725     0.804      0.686      0.766         0.478

<F1>
1  Although not contractually obligated to do so, the Adviser waived and reimbursed certain amounts. These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30,
   2003.
   Waiver of Fund Expenses                   0.047     0.307      0.038      0.269         0.032
   Total Actual Annual Fund Operating
   Expenses (after
   waivers/reimbursements)                   0.678     0.497      0.648      0.497         0.446
<F2>
2  The Adviser has voluntarily waived a portion of the management fee. The
   Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30,
   2003:
                                             0.478     0.238      0.485      0.267         0.183
<F3>
3  The Adviser voluntarily reimbursed certain other operating expenses of the
   Funds. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the Funds (after the voluntary reimbursement) for the year ended June 30, 2003:
                                             0.063     0.109      0.033      0.079         0.124

EXAMPLE:
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:


           Alabama    Alabama    Kentucky   Kentucky   Mississippi   Mississippi
           Tax-Free   Tax-Free   Tax-Free   Tax-Free   Tax-Free      Tax-Free
           Income     Short-to   Income     Short-to   Income        Short-to
           Series     Medium     Series     Medium     Series        Medium
                      Series*               Series                   Series*

1 year          100        100         63         74           114           114
3 years         311        311        196        232           354           354
5 years         540                   342        403           614
10 years       1197                   765        900          1355

           North      North      Tennessee   Tennessee   Intermediate
           Carolina   Carolina   Tax-Free    Tax-Free    Government
           Tax-Free   Tax-Free   Income      Short-to    Bond
           Income     Short-to   Series      Medium      Series
           Series     Medium                 Series
                      Series
1 year           76         84          72          80             50
3 years         238        264         225         252            157
5 years         414        459         392         437            275
10 years        924       1021         876         974            617

*Expenses are estimates. Funds were not in operation as of June 30, 2003. You would pay the same expenses assuming no redemption.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of eleven series are being offered for sale:

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities law of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi. We offer and redeem our shares at current net asset value.

Investment Objectives

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities. State income in the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, as in many states across the country, has declined during the recent global economic downturn, while the needs of the states' citizenry have stayed the same or increased. Downgrading of bonds and subsequent down-pricing could reduce share price. State budget problems may pose a risk to timely payment on bonds though payment on bonds usually has legal precedence over payment of other state programs.


Alabama's economy relies in part on the textile, automobile and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents continues to improve, certain areas continue to lag in economic development.

The Kentucky non-agricultural economy is diversified among the following: services, wholesale and retail trade, manufacturing, and government. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.

Mississippi's economy relies primarily on manufacturing and service industries, with substantial growth in the gaming and tourism industries. In recent years, while Mississippi's financial condition continues to improve, it currently ranks last among the states in per capita income.

The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors is well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.

The Tennessee non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee are sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.

Alabama Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.54 years and a weighted average effective maturity of 7.58 years as of June 30, 2003. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Kentucky Tax-Free Income Series
This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal maturity of
14.84 years and a weighted average effective maturity of 5.67 years as of June 30, 2003.



Kentucky Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.46 years as of June 30, 2003. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Mississippi Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.21 years and a weighted average effective maturity of 7.80 years as of June 30, 2003. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



North Carolina Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.07 years and a weighted average effective maturity of 6.70 years as of June 30, 2003. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



North Carolina Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.82 years as of June 30, 2003. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Tennessee Tax-Free Income Series
This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 15.49 years and a weighted average effective maturity of 6.38 years as of June 30, 2003.



Tennessee Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 4.64 years as of June 30, 2003. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Intermediate Government Bond Series
This fund seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 1.99 years as of June 30, 2003.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our ten single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)
C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states. Nor will we purchase securities subject to Alternative Minimum Tax.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition

The weighted average ratings of the securities held by the Trust on June 30, 2003, the ending date of the fiscal year, were:

                             Aaa/AAA   Aa/AA     A/A     Baa/BBB     NR(total)
Municipal Bonds
Alabama Tax-Free
 Income Series                 61.08%  23.53%   12.27%       2.70%         0.42%
Kentucky Tax-Free
 Income Series                 50.73   25.63    18.76        2.65          2.23
Kentucky Tax-Free
 Short-to-Medium Series        56.66   32.60     5.59        3.94          1.21
Mississippi Tax-Free
 Income Series                 79.20   14.61     3.82        0.00          2.37
North Carolina Tax-Free
 Income Series                 65.69   30.79     3.52        0.00          0.00
North Carolina Tax-Free
 Short-to-Medium Series        59.88   32.55     7.57        0.00          0.00
Tennessee Tax-Free
 Income Series                 44.70   37.26    13.73        4.31          0.00
Tennessee Tax-Free
 Short-to-Medium Series        59.59   35.47     1.91        1.96          1.07
Government Bonds
Intermediate Government
 Bond Series                  100.00


The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:


Comparable To:               Aaa/AAA   Aa/AA     A/A     Baa/BBB
Alabama Tax-Free
 Income Series                                               .42%
Kentucky Tax-Free
 Income Series                   .58%             .74%        .91
Kentucky Tax-Free
 Short-to-Medium Series                                     1.21
Mississippi Tax-Free
 Income Series                                   2.37

The Tennessee Tax-Free Short-to-Medium Series held 1.07% of non-rated bonds which is comprised of one position which is in default with a refunding pending.

MANAGEMENT OF THE TRUST

Trustees
The Trustees of the Trust consist of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:

Thomas P. Dupree, Sr.: Chairman of the Board of Dupree & Company, Inc. *

William T. Griggs II: President of Dupree & Company, Inc.*

Lucy A. Breathitt: Alexander Farms, farming.

William A. Combs, Jr.: Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.

C. Timothy Cone, President: Gess, Mattingly & Atchison, PSC (law firm)

J. William Howerton: Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah McCracken Education Foundation; Self-Employed Mediator, Arbitrator and Special Judge.

William S. Patterson: President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr. and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.

Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.

                                                                                 Total
                                            Pension or                        Compensation
                                            Retirement         Estimated       From Trust
                           Aggregate      Benefits Accrued       Annual         and Trust
    Name of Person,       Compensation       As Part of       Benefits Upon   Complex Paid
       Position            From Trust      Trust Expenses      Retirement      to Trustees
------------------------------------------------------------------------------------------
Thomas P. Dupree, Sr.          -0-       None - No Pension         None           -0-
President, Trustee                       or Retirement Plan

William A. Combs, Jr.     $     16,000   None - No Pension         None       $     16,000
Chairman, Trustee                        or Retirement Plan

C. Timothy Cone*          $     15,000   None - No Pension         None       $     15,000
Trustee (since 2002)                     or Retirement Plan

William T. Griggs II           -0-       None- No Pension          None           -0-
Vice President,                          or Retirement Plan
Assistant Secretary,
Trustee (since 1998)
Lucy A. Breathitt         $     16,000   None-No Pension           None       $     16,000
Trustee                                  or Retirement Plan

J. William Howerton       $     16,000   None- No Pension          None       $     16,000
Trustee (since 2000)                     Or Retirement Plan

William S. Patterson      $     16,000   None - No Pension         None       $     16,000
Trustee                                  or Retirement Plan

<F1>
* Mr. C. Timothy Cone became a "non-interested" trustee subsequent to the first meeting of the Trust's audit committee in August 2002. He will be compensated like the other "non-interested" trustees in the current fiscal year.


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149, Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc. may, at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series' are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2004, and may be continued thereafter for annual periods if renewed. The agreement for the Intermediate Government Bond Series is dated November 1, 1997, and will continue in effect until October 31, 2004, and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on pages 11 and 12 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:

Range of Total Assets                          100,000,001-   150,000,001-
(in dollars)                  $0-100,000,000   $150,000,000   $500,000,000   500,000,001+
All Municipal Bond Funds            .50 of 1%      .45 of 1%      .40 of 1%      .35 of 1%
Intermediate Government
Bond Series                         .20 of 1%      .20 of 1%      .20 of 1%      .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager
The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

DETERMINING NET ASSET VALUE


The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at 3:00 p.m. local time each weekday the Dupree office is open by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). A sales charge or commission does not reduce the value of your investment in any of our series.


The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment
Your initial investment need only be $100.00 for any of our series.

Purchases By Wire
If this is an initial investment you must first call us to tell us the following:

     (Y) How the account is to be registered
     (Y) Name of series in which you wish to invest
     (Y) Your address
     (Y) Your tax identification number
     (Y) Amount being wired
     (Y) Name of wiring bank

Our wire instructions are directed to US Bank, Cincinnati, Ohio as follows:
     US Bank                                        ABA # 0420-0001-3
     Alabama Tax-Free Income Series                      #821-602-844
     Alabama Tax-Free Short-to-Medium Series             #821-602-851
     Kentucky Tax-Free Income Series                     #483-622-098
     Kentucky Tax-Free Short-to-Medium Series            #483-622-106
     Mississippi Tax-Free Income Series                  #821-637-840
     Mississippi Tax-Free Short-to-Medium Series         #821-602-802
     North Carolina Tax-Free Income Series               #483-622-338
     North Carolina Tax-Free Short-to-Medium Series      #483-622-346
     Tennessee Tax-Free Income Series                    #483-622-122
     Tennessee Tax-Free Short-to-Medium Series           #483-622-130
     Intermediate Government Bond Series                 #483-622-148

If you are adding to an existing account, please call us with your name and account number.

Purchases By Mail
Make your check payable to the series you want to invest in and send your check to:
     Dupree Mutual Funds
     P.O. Box 1149
     Lexington, KY 40588-1149

Along with one of the following:
     *A completed new account form (if new account)
     *The detachable stub which you will find at the top of your most recent account statement
     *A letter specifying the account number and series

Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts

Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption request or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.


By Telephone
In Lexington, KY (859) 254-7741
Toll Free National Number for Lexington (800) 866-0614
In Brevard, NC (828) 862-8100
Toll Free National Number for Brevard (800) 284-2562


All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
   * Any certificates of beneficial interest
   * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                           Daily
Check limits                  Minimum     Maximum
Short-to-Medium Series'     $   500.00   $   25,000
                            $   500.00   $   25,000
                            $   500.00   $   25,000
Government Bond Series      $   500.00         none

CHECK WRITING         CHARGES:
Share Redemption:         NONE
Checks:                   NONE
Insufficient Funds:  $   27.00

Stop Payment:        $   29.00


Third-Party Investments

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

FINANCIAL HIGHLIGHTS

ALABAMA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request. Selected data for a share outstanding:


                                                  ---------------------------------------------
                                                                   For the year ended June 30,     For the period
                                                  ---------------------------------------------        1/1/2000
                                                      2003            2002            2001         to 6/30/2000(a)
                                                  ---------------------------------------------
Net Asset Value, beginning of year                $       11.22   $       10.99   $       10.31   $          10.00
                                                  ---------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.52            0.56            0.56               0.26
   Net gains on securities
    (both realized and unrealized)                         0.58            0.23            0.68               0.31
                                                  ---------------------------------------------
Total from investment operations                           1.10            0.79            1.24               0.57

Less Distributions:
   Distributions from net investment income               (0.52)          (0.56)          (0.56)             (0.26)
                                                  ----------------------------------------------------------------
Net asset value, end of year                      $       11.80   $       11.22   $       10.99   $          10.31
                                                  =============================================
Total return                                               9.98%           7.32%          12.33%              5.79%(c)
Net assets, end of year (in thousands):           $       4,615   $       2,404   $       1,297   $            222
Ratio of net expenses to average net assets (d)            0.33%           0.28%           0.21%              0.50%(b)
Ratio of net investment income to
 average net assets                                        4.46%           4.99%           5.27%              5.23%(b)
Portfolio turnover                                         6.24%          18.15%          15.28%              0.00%

<F1>
(a)  Commencement of operations January 1, 2000
<F2>
(b)  Annualized
<F3>
(c)  Total return is not annualized
<F4>
(d) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .50% and .12% for 2003, .53% and .23% for 2002, .80% and .72% for 2001 and
     2.76% and 1.35% for 2000 respectively.

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.
Selected data for a share outstanding:


                                                       For the years ended June 30,
                                         ---------------------------------------------------------
                                           2003        2002         2001        2000       1999
                                         ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year       $    7.48   $    7.41   $    7.22   $    7.47   $    7.65
                                         ---------   ---------   ---------   ---------   ---------
Income from investment operations:
   Net investment income                      0.34        0.36        0.37        0.38        0.37
   Net gains/(losses) on securities,
    both realized and unrealized              0.25        0.07        0.19       (0.25)      (0.18)
                                         ---------   ---------   ---------   ---------   ---------
Total from investment operations              0.59        0.43        0.56        0.13        0.19
Less distributions:
   Distributions from net investment         (0.34)      (0.36)      (0.37)      (0.38)      (0.37)
income
                                         ---------   ---------   ---------   ---------   ---------
Net asset value, end of year             $    7.73   $    7.48   $    7.41   $    7.22   $    7.47
                                         =========   =========   =========   =========   =========
Total return                                  8.04%       5.93%       7.94%       1.78%       2.52%
Net assets, end of year (in thousands)   $ 612,593   $ 535,356   $ 467,236   $ 416,957   $ 422,996
Ratio of net expenses to average net          0.58%       0.59%       0.60%       0.61%       0.61%
assets (a)
Ratio of net investment income to
 average net assets                           4.45%       4.84%       5.05%       5.17%       4.88%
Portfolio turnover                           10.69%       9.99%       9.06%      15.74%      10.69%

<F1>
(a)  Percentages before custodian expense reduction were:

     .60% for 2003, .61% for 2002, .62% for 2001, .63% for 2000, and .63% for
     1999.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.


Selected data for a share outstanding:

                                                                        For the years ended June 30,
                                                ----------------------------------------------------------------------------
                                                    2003            2002            2001            2000            1999
                                                ----------------------------------------------------------------------------
Net Asset Value, beginning of year              $       5.30    $       5.22    $       5.09    $       5.20    $       5.27
                                                ----------------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                0.19            0.20            0.23            0.21            0.21
   Net gains (losses) on securities
   (both realized and unrealized)                       0.14            0.08            0.13           (0.11)          (0.07)
                                                ----------------------------------------------------------------------------
Total from investment operations                        0.33            0.28            0.36            0.10            0.14
Less Distributions:
   Distributions from net investment income            (0.19)          (0.20)          (0.23)          (0.21)          (0.21)
                                                ----------------------------------------------------------------------------
Net asset value, end of year                    $       5.44    $       5.30    $       5.22    $       5.09    $       5.20
                                                ============================================================================
Total return                                            6.23%           5.50%           7.18%           1.95%           2.58%
Net assets, end of year (in thousands)          $     99,529    $     80,082    $     55,555    $     51,205    $     58,630
Ratio of net expenses to average net assets             0.69%           0.69%           0.70%           0.69%           0.72%
(a)
Ratio of net investment income to
 average net assets                                     3.43%           3.82%           4.42%           4.06%           3.89%
Portfolio turnover                                     22.30%           8.04%          22.40%          30.57%          27.38%

<F1>
(a)  Percentages before custodian expense reduction were:
     .71% for 2003, .71% for 2002, .72% for 2001, .71% for 2000 and .74% for
     1999.

MISSISSIPPI TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.


Selected data for a share outstanding:

                                                                                                      For the
                                                                                                      period
                                                                                                     1/1/2000
                                                            For the year ended June 30,                 to
                                                       2003            2002            2001        6/30/2000(a)
                                                   --------------------------------------------
Net Asset Value, beginning of year                 $      11.00    $      10.83    $      10.35    $      10.00
                                                   --------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.50            0.54            0.55            0.27
   Net gains on securities
   (both realized and unrealized)                          0.74            0.17            0.48            0.35
                                                   --------------------------------------------
Total from investment operations                           1.24            0.71            1.03            0.62
Less Distributions:
   Distributions from net investment income               (0.50)          (0.54)          (0.55)          (0.27)
                                                   --------------------------------------------
Net asset value, end of year                       $      11.74    $      11.00    $      10.83    $      10.35
                                                   ============================================
Total return                                              11.53%           6.67%          10.19%           6.24%(c)
Net assets, end of period (in thousands):          $      2,728    $      1,829    $        816    $        238
Ratio of net expenses to average net assets (d)            0.33%           0.27%           0.21%           0.50%
Ratio of net investment income to
 average net assets                                        4.37%           4.87%           5.18%           5.31%(b)
Portfolio turnover                                         2.36%           3.40%           0.00%           0.00%(b)

<F1>
(a)  Commencement of operations January 1, 2000
<F2>
(b)  Annualized
<F3>
(c)  Total return is not annualized
<F4>
(d) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .55% and .20% for 2003, .60% and .37% for 2002, .92% and 1.02% for 2001 and
     2.85% and 1.39% for 2000 respectively.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.


Selected data for a share outstanding:

                                                               For the years ended June 30,
                                        ----------------------------------------------------------------------------
                                            2003            2002            2001            2000            1999
                                        ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of year      $      10.68    $      10.63    $      10.21    $      10.61    $      10.82
                                        ------------    ------------    ------------    ------------    ------------
Income from investment operations:
   Net investment income                        0.47            0.49            0.50            0.51            0.50
   Net gains/(losses) on securities,
    both realized and unrealized                0.44            0.05            0.42           (0.40)          (0.20)
                                        ------------    ------------    ------------    ------------    ------------
Total from investment operations                0.91            0.54            0.92            0.11             .30
Less distributions:
   Distributions from capital gains             0.00            0.00            0.00           (0.01)          (0.01)
   Distributions from net
    investment income                          (0.47)          (0.49)          (0.50)          (0.50)          (0.50)
                                        ------------    ------------    ------------    ------------    ------------
Net asset value, end of year            $      11.12    $      10.68    $      10.63    $      10.21    $      10.61
                                        ============    ============    ============    ============    ============
Total return                                    8.70%           5.19%           9.09%           1.07%           2.71%
Net assets, end of year (in             $     39,668    $     32,585    $     25,945    $     21,660    $     19,456
 thousands)
Ratio of net expenses to average                0.68%           0.57%           0.55%           0.55%           0.45%
net assets (a)
Ratio of net investment income to
 average net assets                             4.29%           4.46%           4.55%           4.76%           4.43%
Portfolio turnover                              7.99%           6.60%          19.71%          16.14%          11.70%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .02% and .03% for 2003, .14% and .03% for 2002, .16% and .03% for 2001,
     .17% and .03% for 2000, and .32% and .04% for 1999 respectively.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                   For the years ended June 30,
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
Net Asset Value, beginning of year                     $  10.47   $  10.25   $   9.94   $  10.09   $  10.24
                                                       ----------------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.35       0.38       0.40       0.39       0.39
   Net gains (losses) on securities
    (both realized and unrealized)                         0.38       0.22       0.31      (0.15)     (0.15)
                                                       ----------------------------------------------------
Total from investment operations                           0.73       0.60       0.71       0.24       0.24
Less Distributions:
   Distributions from net investment income               (0.35)     (0.38)     (0.40)     (0.39)     (0.39)
                                                       ----------------------------------------------------
Net Asset Value, end of year                           $  10.85   $  10.47   $  10.25   $   9.94   $  10.09
                                                       ====================================================
Total return                                               7.10%      5.99%      7.24%      2.47%      2.35%
Net assets, end of year (in thousands)                 $ 13,871   $  9,260   $  4,875   $  4,246   $  3,938
Ratio of net expenses to average net assets (a)            0.50%      0.48%      0.48%      0.48%      0.44%
Ratio of net investment income to average net assets       3.28%      3.69%      3.93%      3.94%      3.78%
Portfolio turnover                                        19.12%     13.65%      7.29%     25.85%     25.54%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .26% and .04% for 2003, .31% and .07% for 2002, .30% and .11% for 2001,
     .32% and .11% for 2000, and .34% and .17% for 1999 respectively.

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                   For the years ended June 30,
                                                         2003       2002       2001       2000       1999
                                                       --------   --------   --------   --------   --------
Net asset value, beginning of year                     $  10.82   $  10.72   $  10.32   $  10.77   $  10.97
                                                       -------------------   --------   --------   --------
Income from investment operations:
   Net investment income                                   0.48       0.52       0.52       0.53       0.54
   Net gains/(losses) on securities,
    both realized and unrealized                           0.44       0.10       0.40      (0.45)     (0.19)
                                                       -------------------   --------   --------   --------
Total from investment operations                           0.92       0.62       0.92       0.08       0.35
Less distributions:
   Distributions from capital gains                          --         --         --         --      (0.01)
   Distributions from net investment income               (0.48)     (0.52)     (0.52)     (0.53)     (0.54)
                                                       -------------------   --------   --------   --------
Net asset value, end of year                           $  11.26   $  10.82   $  10.72   $  10.32   $  10.77
                                                       ===================   ========   ========   ========
Total return                                               8.65%      5.85%      9.08%      0.84%      3.03%
Net assets, end of year (in thousands)                 $ 58,816   $ 48,527   $ 45,035   $ 40,524   $ 46,086
Ratio of net expenses to average net assets (a)            0.65%      0.54%      0.54%      0.54%      0.48%

Ratio of net investment income to average net assets       4.32%      4.77%      4.90%      5.09%      4.71%

Portfolio turnover                                         8.36%     11.85%     22.31%      8.80%     14.76%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .01% and .02% for 2003, .16% and .02% for 2002, .15% and .02% for 2001,
     .13% and .02% for 2000, and .21 and .02% for 1999 respectively.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding

                                                                   For the years ended June 30,
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
Net Asset Value, beginning of year                     $  10.50   $  10.35   $  10.18   $  10.33   $  10.44
                                                       ----------------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.35       0.40       0.42       0.41       0.39
   Net gains or losses on securities
    (both realized and unrealized)                         0.41       0.15       0.17      (0.15)     (0.11)
                                                       ----------------------------------------------------
Total from investment operations                           0.76       0.55       0.59       0.26       0.28
Less Distributions:
   Distributions (from net investment income)             (0.35)     (0.40)     (0.42)     (0.41)     (0.39)
                                                       ----------------------------------------------------
Net asset value, end of year                           $  10.91   $  10.50   $  10.35   $  10.18   $  10.33
                                                       ====================================================
Total return                                               7.37%      5.43%      5.85%      2.53%      2.67%
Net assets, end of  year (in thousands)                $ 16,000   $ 11,366   $  7,216   $  6,415   $  5,819
Ratio of net expenses to average net assets (a)            0.50%      0.41%      0.59%      0.60%      0.56%

Ratio of net investment income to average net assets       3.29%      3.84%      4.03%      3.96%      3.69%

Portfolio turnover                                        20.27%     22.10%     48.90%     28.67%     81.81%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .23% and .04% for 2003, .35% and .06% for 2002, .17% and .07% for 2001,
     .18% and .07% for 2000, and .17% and .07% for 1999 respectively.

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                   For the years ended June 30,

                                                         2003       2002       2001       2000       1999
                                                       -------------------   --------   --------   --------
Net asset value, beginning of year                     $  10.07   $   9.83   $   9.43   $   9.73   $  10.14
                                                       -------------------   --------   --------   --------
Income from investment operations:
   Net investment income                                   0.53       0.58       0.64       0.65       0.64
   Net gains/(losses) on securities,
    both realized and unrealized                           0.28       0.24       0.40      (0.30)     (0.41)
                                                       -------------------   --------   --------   --------
Total from investment operations                           0.81       0.82       1.04       0.35       0.23
Less distributions:
   Distributions from net investment income               (0.53)     (0.58)     (0.64)     (0.65)     (0.64)
                                                       -------------------   --------   --------   --------
Net asset value, end of year                           $  10.35   $  10.07   $   9.83   $   9.43   $   9.73
                                                       ===================   ========   ========   ========
Total return                                               8.23%      8.54%     11.29%      3.76%      2.21%
Net assets, end of period (in thousands)               $ 18,758   $ 13,412   $ 11,057   $ 10,167   $ 10,778
Ratio of net expenses to average net assets (a)            0.45%      0.48%      0.42%      0.41%      0.49%
Ratio of net investment income to average net assets       5.19%      5.81%      6.56%      6.83%      6.32%
Portfolio turnover                                        53.62%     75.15%     24.94%     33.35%     24.04%

<F1>
(a)   Percentages before custodian expense reduction were:

      .48% for 2003, .52% for 2002, .46% for 2001, .45% for 2000 and .54% for
      1999

Privacy Policy
--------------

     Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.

     We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.

     Information We May Collect
     --------------------------
     From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources:
     . Information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in-person consultations;
     . Information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services;
     . Information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.

     How Your Information Is Used
     ----------------------------
     Your personal financial information is used to provide you with products and services you request, to help us service your account and send you account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or make available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.

     Disclosure of Your Information
     ------------------------------
     We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.

     Changes in Our Privacy Policy
     -----------------------------
     We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY 40588-1149

PHONE
(859) 254-7741
(800) 866-0614


ONLINE
WEB SITE: www.dupree-funds.com

E-MAIL: inquiry@dupree-funds.com

E-MAIL: shareholders@dupree-funds.com

CAROLINA FINANCIAL INVESTMENTS
P.O. BOX 1466
BREVARD, NC 28712

PHONE
(828) 862-8100
(800) 284-2562

ONLINE
WEB SITE: www.dupree-funds.com

E-MAIL: cfinvest@citcom.net

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
U.S. Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-6118

INDEPENDENT AUDITORS
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY 40522

Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. A statement containing additional information about the Trust, Dated November 1, 2003 (the 'Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information and other information and reports are available on our Internet Site, www.dupree-funds.com or by e-mail request to inquiry@dupree-funds.com. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

To request other information free of charge including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries, phone us at 1-800-866-0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR database on the Commissions Internet site at http://www.sec.gov. Copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102

DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, November 1, 2003
                                               Investment Co. Act File #811-2918

DUPREE MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2003

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2003


                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................1

INVESTMENT OBJECTIVES AND POLICIES.............................................1
    Portfolio Turnover.........................................................3
    Investment Restrictions....................................................5

NON-FUNDAMENTAL RESTRICTIONS...................................................8

INVESTMENT ADVISER AND OTHER SERVICES..........................................8
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES.........................................................11
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS........................................................14

SHARES OF BENEFICIAL INTEREST.................................................14
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES........................................................15
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES..........................................................16
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS.....................................................16

TAX INFORMATION...............................................................25
    (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS..........................................................30

NOTES TO FINANCIAL STATEMENTS.................................................

REPORT OF INDEPENDENT AUDITORS................................................

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2003. A Prospectus may be obtained, without charge, by calling or writing the Trust as listed on the back cover. The Trust's most recent Annual and Semi-Annual Reports may also be obtained, without charge, by calling or writing the Trust as listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in eleven series that invest in professionally managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our eleven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Ten of the eleven series we offer invest in professionally managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Alabama, Kentucky, Mississippi, North Carolina or Tennessee in order to provide interest income exempt from federal income tax (including alternative minimum tax) and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         Alabama Tax-Free Income Series
                    Alabama Tax-Free Short-to-Medium Series
                         Kentucky Tax-Free Income Series
                    Kentucky Tax-Free Short-to-Medium Series
                       Mississippi Tax-Free Income Series
                  Mississippi Tax-Free Short-to-Medium Series
                      North Carolina Tax-Free Income Series
                 North Carolina Tax-Free Short-to-Medium Series
                        Tennessee Tax-Free Income Series
                    Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective our ten municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax (including alternative minimum tax) and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Alabama, Kentucky, Mississippi, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section that follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Mississippi Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must have municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series, the Kentucky Series, the Mississippi Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds
------------------------------------

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's. Securities rated with three A's are considered the best quality; two A's denote high quality with some elements that would make long-term risks appear somewhat larger; and securities issued denoted with A are regarded as a safe upper medium grade obligation. Three B's or a combination of a B and two A's are considered medium grade neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with an one being the best quality, two representing high quality with margins of protection ample, although not so large as in the preceding group, and a three representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Municipal Securities
--------------------

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and state income taxes and in Tennessee the Hall tax.

Municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals that could lead to future regulation of these securities by the Commission.

Intermediate Government Bond Series
-----------------------------------

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 2003 the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 6.24%, as compared with a rate of 18.15% for the fiscal year ended June 30, 2002. Fiscal 2002-2003 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2003 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 4.45%, as compared with a rate of approximately 9.99% for the fiscal year ended June 30, 2002. Fiscal 2002-2003 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a similar low portfolio turnover.

For the fiscal year ended June 30, 2003, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 22.30%, as compared with a rate of approximately 8.04% for the fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2003 the portfolio turnover rate for the Mississippi Tax-Free Income Series was 2.36%, as compared with a rate of 3.40% for the fiscal year ended June 30, 2002. Fiscal 2002-2003 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a similar low portfolio turnover.

For the fiscal year ended June 30, 2003, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 7.99% as compared with a rate of approximately 6.60% for the fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a more stable portfolio turnover.

For the fiscal year ended June 30, 2003, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 19.12% as compared with a rate of approximately 13.65% for fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a relatively more stable portfolio turnover.

For the fiscal year ended June 30, 2003, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 8.36% as compared with a rate of approximately 11.85% for the fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a more stable portfolio turnover.

For the fiscal year ended June 30, 2003, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 20.27% as compared with a rate of approximately 22.10% for fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming fiscal year, 2003-2004 should reflect a more stable portfolio turnover.


Intermediate Government Bond Series
-----------------------------------


For the fiscal year ended June 30, 2003 the portfolio turnover rate was approximately 53.62% as compared with a rate of approximately 75.15% for the fiscal year ended June 30, 2002. Since we expect relatively stable interest rates for the upcoming year fiscal 2003-2004 should reflect a more stable portfolio turnover.


                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

Kentucky and Tennessee Tax-Free Income Series
---------------------------------------------

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free
---------------------------------------------------------------------
Short-to-Medium Series, and North Carolina Tax-Free Income Series
-----------------------------------------------------------------

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Intermediate Government Bond Series
-----------------------------------

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short- term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our President and as a member of our Board of Trustees. William T. Griggs II is President of Dupree & Company, Inc. and Vice President with us. Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and also holds the same offices with us. Alison L. Arnold is Assistant Vice President with us.

INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2004. The agreement for the Intermediate Government Bond Series is dated November 1, 1997 and will continue in effect until October 31, 2003. Each agreement may be continued from year to year if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately, and .35 of 1% of the average daily net assets in excess of $500,000,001. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser.


                                                 Year Ended    Year Ended    Year Ended
                                                   6-30-03       6-30-02       6-30-01
Alabama Tax-Free Income Series
   Fees                                          $    20,521   $    10,284   $     3,340
   Reimbursements                                     20,740        10,825         5,378
Kentucky Tax-Free Income Series
   Fees                                            2,410,639     2,140,550     1,907,501
   Reimbursements                                    -0-           -0-           -0-
Kentucky Tax-Free Short-to-Medium Series
   Fees                                              455.861       361,265       256,985
   Reimbursements                                    -0-           -0-           -0-
Mississippi Tax-Free Income Series
   Fees                                               11,797         6,575         2,334
   Reimbursements                                     13,102         7,796         4,300

                                                 Year ended    Year ended    Year ended
                                                   6-30-03      6-30-02       6-30-01
North Carolina Tax-Free Income Series
   Fees                                              180,818       147,440       119,012
   Reimbursements                                      7,901        40,898        36,710
North Carolina Tax-Free Short-to-Medium Series
   Fees                                               53,255        33,422        22,812
   Reimbursements                                     27,908        20,901        13,753
Tennessee Tax-Free Income Series
   Fees                                              273,337       234,426       212,689
   Reimbursements                                      8,429        72,480        66,709
Tennessee Tax-Free Short-to-Medium Series
   Fees                                               67,231        38,624        33,373
   Reimbursements                                     31,298        27,126        11,400
Intermediate Government Bond Series
   Fees                                               29,387        24,269        21,622
   Reimbursements                                        -0-           -0-           -0-



The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series had not commenced operations as of June 30, 2003.

Each series of the Trust is served by Dupree & Company, Inc. as its investment adviser. In approving the investment adviser contracts, the Trustees consider the long experience of Dupree & Company, Inc. in the municipal securities industry, the office and staffing provided for personal service to shareholders, the fee structure for the services provided by Dupree & Company, Inc. and the past performance record of Dupree Mutual Funds while served by Dupree & Company, Inc. The Trustees considered the rates of return of each of the series to be favorable to other funds with similar portfolios. The Trustees concluded that the personal service offered by Dupree & Company, Inc. staff to shareholders was important in view of the age demographics of the shareholders. The fee structure for services appeared reasonable as compared with other funds. The Trustees also found the consistent high ratings of each series by Morningstar to indicate high quality investment advice. The Trustees also considered the responsiveness to audit, regulatory and management requirements to be a positive factor in choosing to continue Dupree & Company, Inc. advisory contracts.

                                 OTHER SERVICES


U S Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. U S Bank is responsible for the safekeeping of the assets of each series of the Trust. U S Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts. During the past three fiscal years the Custodian has not charged a fee for its services, but has been permitted to utilize uninvested funds ("float") at no cost.



Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series. Compensation Is based on a base fee of $625.00 per year plus $2.00 per check processed and is paid by the Transfer Agent. For the past three fiscal years, Bank of the Bluegrass was paid $11,336, $11,411 and $11,440.



Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation. The shareholders of the Trust ratified selection of Ernst & Young LLP to serve as the independent auditor for the Trust for the fiscal year ending June 30, 2004. The Audit Committee of the Board of Trustees approved the engagement of Ernst & Young LLP to provide the following services during the fiscal year: perform an audit and issue a report thereon on the portfolios constituting the Trust; issuance of a report on internal control; review the annual registration statement amendment; prepare all income and review all excise tax returns; meet with the Board of Trustees; review and evaluate the system of internal control over the transfer agent activities and issue a report thereon. In addition, the Audit Committee may engage Ernst & Young LLP to review fair value pricing, disaster recovery preparedness, anti-money laundering program compliance or additional activities to assure the security of the Trust assets. No employee of Ernst & Young, LLP is permitted to invest in the Trust.

For the past three fiscal years, Ernst & Young, LLP was paid $103,000, $91,600 and $88,600.

Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000. For the past three fiscal years Dupree & Company, Inc. was paid $734,240, $847,663 and $1,000,879.

Gay M. Elste firm of Darsie & Elste, P.O. Box 22219, Lexington, Kentucky 40522 serves as independent legal counsel to the Trust and Trustees. She owns equity securities in the Trust over $100,000. She prepares or reviews requisite registration statements and other filings with the Securities and Exchange Commission and state securities regulators, attends all meetings of the Trustees and the Board Committees, prepares the agendas and minutes for meetings and provides advice to management, as well as the Trustees. She is compensated on an hourly basis. For the past three fiscal years Darsie & Elste was paid $24,296, $25,731 and $41,621.

                              OFFICERS AND TRUSTEES

The Board of Trustees meets on a quarterly basis to discuss, review and act upon business matters of the Trust. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Audit Committee of the Board of Trustees comprised of the "non interested" Trustees meets semi-annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust and other mattes required by law. During the most recently completed fiscal year the Audit Committee met once. The Nominating Committee of the Trust, comprised of the "non-interest" Trustees, meets annually or more often, if needed, to nominate persons to serve on the Board of Trustees. During the most recently completed fiscal year, the Nominating Committee met once. The Nominating Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the trust, identifying a nominee and describing the nominee's qualifications. In addition the "non-interested" or independent Trustees periodically meet without management to discuss Trust business and the oversight responsibilities of the independent Trustees.

The following table sets forth information as to our officers and trustees:

Interested Persons:
------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund        Other
                         Position(s)    Term of Office                                    Complex    Directorships
                          Held with      and Length of       Principal Occupation(s)     Overseen       Held by
Name, Address and Age       Fund         Time Served           During Past 5 Years      by Trustee      Trustee
------------------------------------------------------------------------------------------------------------------
THOMAS P. DUPREE, SR.    President    Annual Term         Chairman of the Board of            9      Office Suites
125 South Mill Street    and Trustee  24 years service    Dupree & Company, Inc.                     Plus
Lexington, KY 40507                   as President and
Age:  73                              Trustee (Director)
------------------------------------------------------------------------------------------------------------------
WILLIAM T. GRIGGS, II    Vice         Annual Term         President of Dupree &               9
125  South Mill Street   President    5 years of          Company, Inc.
Lexington, KY  40507     Assistant    Service as
Age:  52                 Secretary    Trustee;  11
                         and Trustee  years of Service
                                      as Vice
                                      President,
                                      Assistant
                                      Secretary
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund        Other
                         Position(s)   Term of Office                                     Complex    Directorships
                          Held with     and Length of      Principal Occupation(s)       Overseen       Held by
Name, Address and Age       Fund        Time Served          During Past 5 Years        by Trustees     Trustee
------------------------------------------------------------------------------------------------------------------
MICHELLE M. DRAGOO       Vice         6 years of          Vice President of Dupree &
125  South Mill Street   President,   Service as Vice     Company, Inc.
Vine Center, Suite 100   Secretary,   President,  4
Lexington, KY  40507     Treasurer    years of Service
Age:  42                              as Secretary,
                                      Treasurer
------------------------------------------------------------------------------------------------------------------
ALISON L. ARNOLD         Assistant    11 years of         Assistant Vice President of
125  South Mill Street   Vice         Service as          Dupree & Company, Inc.
Vine Center, Suite 100   President    Assistant Vice
Lexington, KY  40507                  President
Age:  43
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Non Interested Persons
------------------------------------------------------------------------------------------------------------------
WILLIAM A. COMBS, JR.    Chairman,    Annual Term         Secretary, Treasurer,             9        First
111 Woodland Ave., #510  Trustee      3 years of          Director, Dana Motor                       Security
Lexington, KY 40502                   Service as          Cincinnati, Ohio;                          Bank,
Age:  63                              Chairman; 15        Secretary-Treasurer,                       Lexington,
                                      years of  Service   Director Freedom Dodge,                    KY
                                      as Trustee          Lexington, KY; Secretary,
                                                          Treasurer, Director
                                                          Ellerslie Realty Inc.,
                                                          Lexington, KY; Partner,
                                                          Forkland Development Co.,
                                                          Lexington, KY; Partner,
                                                          Lexland, Lexington, KY.;
                                                          Director, First Security
                                                          Bank , Lexington, KY
------------------------------------------------------------------------------------------------------------------
LUCY A. BREATHITT        Trustee      Annual Term         Alexander Farms, farming          9
1703 Fairway Drive                    7 years of
Lexington, KY  40502                  Service Trustee
Age:  66
------------------------------------------------------------------------------------------------------------------
C. TIMOTHY CONE          Trustee      Annual Term         President, Gess, Mattingly &      9        Advisory
201 West Short Street                 1 year of           Atchison, P.S.C. (law firm)                Director of
Lexington, KY 40507                   Service Trustee                                                PNC Bank,
Age: 59                                                                                              Kentucky
------------------------------------------------------------------------------------------------------------------
J. WILLIAM HOWERTON      Trustee      Annual Term         Judge (retired November           9
3954 Primrose Place                   3 years of          1996) KY Court of Appeals;
Paducah, KY  42001                    Service as Trustee  Lifetime Trustee Paducah
Age:  71                                                  McCracken Education
                                                          Foundation; Self-Employed
                                                          Mediator, Arbitrator and
                                                          Special Judge.
------------------------------------------------------------------------------------------------------------------
WILLIAM S. PATTERSON     Trustee      24 Years of         President, CEO, Cumberland        9
367 West Short Street                 Service as          Surety Co., Lexington, KY,
Lexington, KY 40507                   Trustee             President, Patterson & Co.,
Age:  71                                                  Frankfort, KY, (real estate
                                                          development, thoroughbred
                                                          horse breeding, farming)
------------------------------------------------------------------------------------------------------------------

As of December 31, 2002 shares of the Trust were owned by our trustees as shown below.

--------------------------------------------------------------------------------
Name of Trustee                    Dollar Range of Equity Securities in the Fund
--------------------------------------------------------------------------------
Thomas P. Dupree                   Over $100,000
--------------------------------------------------------------------------------
William T. Griggs II               $10,001 - $50,000
--------------------------------------------------------------------------------
Lucy A. Breathitt                  Over $100,000
--------------------------------------------------------------------------------
William A. Combs, Jr.              Over $100,000
--------------------------------------------------------------------------------
C. Timothy Cone                    Over $100,000
--------------------------------------------------------------------------------
J. William Howerton                Over $100,000
--------------------------------------------------------------------------------
William S. Patterson               $50,001 - $100,000
--------------------------------------------------------------------------------

As of December 31, 2002 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.

---------------------------------------------------------------------------------------------
                        Name of
                        Owners and                               Title   Value        Percent
                        Relationships                            of      of           of
Name of Trustee         to Trustee      Company                  Class   Securities   Class
---------------------------------------------------------------------------------------------
William A. Combs, Jr.        N/A        Dupree & Company, Inc.    N/A       None       None
---------------------------------------------------------------------------------------------
Lucy A. Breathitt            N/A        Dupree & Company, Inc.    N/A       None       None
---------------------------------------------------------------------------------------------
C. Timothy Cone              N/A        Dupree & Company, Inc.    N/A       None       None
---------------------------------------------------------------------------------------------
J. William Howerton          N/A        Dupree & Company, Inc.    N/A       None       None
---------------------------------------------------------------------------------------------
William S. Patterson         N/A        Dupree & Company, Inc.    N/A       None       None
---------------------------------------------------------------------------------------------

                               Compensation Table
--------------------------------------------------------------------------------
                                    Pension                       Total
                                    or Retirement                 Compensation
                                    Benefits       Estimated      From Fund and
                      Aggregate     Accrued As     Annual         Fund Complex
Name of Person,       Compensation  Part of Fund   Benefits upon  Paid to
Position              from Fund     Expenses       Retirement     Trustees
--------------------------------------------------------------------------------
Thomas P. Dupree           -0-           -0-            -0-            -0-
President,  Trustee
--------------------------------------------------------------------------------
William A. Combs      $     16,000       -0-            -0-       $       16,000
Chairman, Trustee
--------------------------------------------------------------------------------
William T. Griggs II       -0-           -0-            -0-            -0-
--------------------------------------------------------------------------------
Lucy A. Breathitt     $     16,000       -0-            -0-       $       16,000
--------------------------------------------------------------------------------
C. Timothy Cone       $     15,000       -0-            -0-       $       15,000
--------------------------------------------------------------------------------
J. William Howerton   $     16,000       -0-            -0-       $       16,000
--------------------------------------------------------------------------------
William S. Patterson  $     16,000       -0-            -0-       $       16,000
--------------------------------------------------------------------------------

*Mr. Cone did not become a Trustee until after the Trust's Audit Committee meeting in August, 2002, and hence he was not compensated for that meeting.

For the current fiscal year the five non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $14,000 each plus $1,000.00 per audit committee meeting.

                                 Code of Ethics

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however such securities transactions must be disclosed on a quarterly basis.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through USB Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July

1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in eleven series as described in the Prospectus: Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series,North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable. Shareholders rights to redeem shares and receive dividends are set forth in the prospectus.


As of October 2, 2003, the following persons were known to the Trust to be beneficial owners of more than five percent of the outstanding shares of the following series:

-----------------------------------------------------------------------
Name(s) of Share Owners                          Percent of Shares Held
-----------------------------------------------------------------------
Alabama Tax-Free Income Series
-----------------------------------------------------------------------
Lillian P. Bryan                                                  18.23%
-----------------------------------------------------------------------
KY Tax-Free Short-to-Medium Series
-----------------------------------------------------------------------
National Investors                                                 5.36%
-----------------------------------------------------------------------
Mississippi Tax-Free Income Series
-----------------------------------------------------------------------
Roy B. Fulton                                                      7.68%
-----------------------------------------------------------------------
Mary T. Lackey                                                     6.41%
-----------------------------------------------------------------------
Thomas E Drake                                                     6.17%
-----------------------------------------------------------------------
J.J.B. Hilliard, W.L.L. Lyons                                      5.39%
-----------------------------------------------------------------------
Bobby Raines                                                       5.24%
-----------------------------------------------------------------------
NC Tax-Free Income Series
-----------------------------------------------------------------------
Charles Schwab & Co.                                               5.33%
-----------------------------------------------------------------------
NC Tax-Free Short-to-Medium Series
-----------------------------------------------------------------------
Memphis Commerce Square                                           18.83%
-----------------------------------------------------------------------
TN Tax-Free Short-to-Medium Series
-----------------------------------------------------------------------
Memphis Commerce Square                                           16.10%
-----------------------------------------------------------------------
Intermediate Government Bond Series
-----------------------------------------------------------------------
Shield-Ayres Foundation                                            5.75%
-----------------------------------------------------------------------

Management Ownership

As a group, the officers and Trustees owned the following percentage of only the following series' equity in excess of 1%:

-----------------------------------------------------------------------
Kentucky Tax-Free Income Series                                    2.17%
-----------------------------------------------------------------------
Kentucky Tax-Free Short-to-Medium Series                           4.33%
-----------------------------------------------------------------------

                             HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately at 3:00 p.m. local time each weekday the Dupree office is open, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series that are outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).


The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Where appraisals are not available for particular Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields. In addition Dupree & company, Inc. regularly compares its price of securities in our portfolio with published prices provided by Muller, Bloomberg and J.J. Kenney.


                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)/n/ = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1,000 investment

                                                                                              North
                                                   Kentucky                      North        Carolina
                      Alabama        Kentucky      Tax-Free      Mississippi     Carolina     Tax-Free
                      Tax-Free       Tax-Free      Short-to-     Tax-Free        Tax-Free     Short-to-
                      Income         Income        Medium        Income          Income       Medium
                      Series         Series        Series        Series          Series       Series

Period                Average Annual Total Return
One year ended
 June 30, 2003              9.92%         8.00%         6.23%          11.47%        8.63%         7.10%

Five years ended
 June 30, 2003             10.10%/1/      5.18%         4.67%           9.89%/1/     5.27%         5.01%

Ten years ended
 June 30, 2003                            5.54%         4.36%                        6.34%/2/      4.97%/2/

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1000 investment

                                                   Tennessee
                      Tennessee                    Tax-Free       Intermediate
                      Tax-Free                     Short-to-      Government
                      Income                       Medium         Bond
                      Series                       Series         Series

Period                Average Annual Total Return
One year ended
June 30, 2003               8.65%                       7.37%             8.23%

Five years ended
June 30, 2003               5.44                        4.75%             6.75%

Ten years ended
June 30, 2003               6.45%/3/                    5.02%/4/          7.71%

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                                                                                              North
                                                   Kentucky                      North        Carolina
                      Alabama        Kentucky      Tax-Free      Mississippi     Carolina     Tax-Free
                      Tax-Free       Tax-Free      Short-to-     Tax-Free        Tax-Free     Short-to-
                      Income         Income        Medium        Income          Income       Medium
                      Series         Series        Series        Series          Series       Series
Period
One year ended
June 30, 2003         $    1,099     $   1,080     $   1,062     $     1,115     $  1,086     $   1,071

Five years ended
June 30, 2003         $    1,400/1/  $   1,287     $   1,256     $     1,391/1/  $  1,293     $   1,277

Ten years ended
June 30, 2003                        $   1,713     $   1,533                     $  1,598/2/  $   1,448/2/

                      Redeemable Value
                      Based on a Hypothetical  $1000
                      Investment at the end of the period

                                     Tennessee
                      Tennessee      Tax-Free      Intermediate
                      Tax-Free       Short-to-     Government
                      Income         Medium        Bond
                      Series         Series        Series

Period
One year ended
June 30, 2003         $    1,086     $   1,074     $      1,082

Five years ended
June 30, 2003         $    1,302     $   1,261     $      1,386

Ten years ended
June 30, 2003         $    1,811/3/  $   1,529/4/  $      2,097

1 since inception 1/1/2000
2 since inception 11/16/95
3 since inception 12/20/93
4 since inception 11/1/94

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)/n/ = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return (after taxes on distributions) information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1,000 investment
                                                                                              North
                                                   Kentucky                      North        Carolina
                      Alabama        Kentucky      Tax-Free     Mississippi      Carolina     Tax-Free
                      Tax-Free       Tax-Free      Short-to-    Tax-Free         Tax-Free     Short-to-
                      Income         Income        Medium       Income           Income       Medium
                      Series         Series        Series       Series           Series       Series
Period                Average Annual Total Return
One year ended
   June 30, 2003            9.92%         8.00%         6.23%          11.47%        8.63%         7.10%

Five years ended
   June 30, 2003           10.10%/1/      5.18%         4.67%           9.89%/1/     5.27%         5.01%

Ten years ended
   June 30, 2003                          5.40%         4.36%                        6.34%/2/      4.97%/ 2/

                      Expressed as a Percentage
                      Based on  a Hypothetical
                      $1000 investment
                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period                Average Annual Total Return
One year ended
June 30, 2003              8.60%                    7.37%             6.18%

Five years ended
June 30, 2003              5.41                     4.75%             4.23%

Ten years ended
June 30, 2003              6.39%/3/                 5.02%/4/          4.32%

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                                                                                           North
                                                 Kentucky                     North        Carolina
                      Alabama      Kentucky      Tax-Free      Mississippi    Carolina     Tax-Free
                      Tax-Free     Tax-Free      Short-to-     Tax-Free       Tax-Free     Short-to-
                      Income       Income        Medium        Income         Income       Medium
                      Series       Series        Series        Series         Series       Series
Period
One year ended
June 30, 2003         $  1,099     $   1,080     $   1,062     $     1,115    $  1,086     $   1,071

Five years ended
June 30, 2003         $  1,400/1/  $   1,287     $   1,256     $     1,391/1/ $  1,293     $   1,277

Ten years ended
June 30, 2003                      $   1,693     $   1,533                    $  1,598/2/  $   1,448/2/

                      Redeemable Value
                      Based on a Hypothetical  $1000
                      Investment at the end of the period

                                      Tennessee
                      Tennessee       Tax-Free       Intermediate
                      Tax-Free        Short-to-      Government
                      Income          Medium         Bond
                      Series          Series         Series

Period
One year ended
June 30, 2003         $    1,086      $   1,074      $      1,062

Five years ended
June 30, 2003         $    1,301      $   1,261      $      1,230

Ten years ended
June 30, 2003         $    1,801/3/   $   1,529/4/   $      1,526

1 since inception 1/1/2000
2 since inception 11/16/95
3 since inception 12/20/93
4 since inception 11/1/94

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)/n/ = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return (after taxes on distribution) information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1,000 investment

                                                                                      North
                                           Kentucky                     North         Carolina
                  Alabama       Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                  Tax-Free      Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                  Income        Income     Medium      Income           Income        Medium
                  Series        Series     Series      Series           Series        Series

Period            Average Annual Total Return
One year ende
 June 30, 2003        9.91%         7.98%       6.20%        11.43%         8.62%          7.07%

Five years ended
 June 30, 2003       10.05%/1/      5.16%       4.63%         9.84%/1/      5.23%          4.96%

Ten years endd
 June 30, 2003                      5.30%       4.33%                       6.31%/2/       4.94%/2/

                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1000 investment

                                 Tennessee
                  Tennessee      Tax-Free       Intermediate
                  Tax-Free       Short-to-      Government
                  Income         Medium         Bond
                  Series         Series         Series

Period            Average Annual Total Return
One year ended
June 30, 2003          8.59%          7.44%             6.16%

Five years ended
June 30, 2003          5.38           4.76%             4.20%

Ten years ended
June 30, 2003          6.39%/3/       5.03%/4/          4.31%

                  Redeemable Value
                  Based on a Hypothetical $1000
                  Investment at the end of the period

                                                                                 North
                                         Kentucky                   North        Carolina
                  Alabama      Kentucky  Tax-Free   Mississippi     Carolina     Tax-Free
                  Tax-Free     Tax-Free  Short-to-  Tax-Free        Tax-Free     Short-to-
                  Income       Income    Medium     Income          Income       Medium
                  Series       Series    Series     Series          Series       Series
Period
One year ended
June 30, 2003     $  1,099     $  1,080  $   1,062  $     1,114     $  1,086     $   1,071

Five years ended
June 30, 2003     $  1,398/1/  $  1,286  $   1,254  $     1,389/1/  $  1,290     $   1,274

Ten years ended
June 30, 2003                  $  1,689  $   1,528                  $  1,594/2/  $   1,444/2/

                  Redeemable Value
                  Based on a Hypothetical  $1000
                  Investment at the end of the period

                                Tennessee
                  Tennessee     Tax-Free      Intermediate
                  Tax-Free      Short-to-     Government
                  Income        Medium        Bond
                  Series        Series        Series
Period
One year ended
June 30, 2003     $   1,086     $   1,074     $      1,062

Five years ended
June 30, 2003     $   1,302     $   1,261     $      1,229

Ten years ended
June 30, 2003     $   1,801/3/  $   1,530/4/  $      1,525
1  since inception 1/1/2000
2  since inception 11/16/95
3  since inception 12/20/93
4  since inception 11/1/94

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2003 for the Alabama Tax-Free Income Series was 3.49%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 5.10%.The yield for the 30-day period ending June 30, 2003 for the Kentucky Tax-Free Income Series was 2.49% and for the Kentucky Short-to-Medium Series was 1.17%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 4.03% and for the Kentucky Short-to-Medium Series was 2.03%. The yield for the 30-day period ending June 30, 2003 for the Mississippi Tax-Free Income Series was 2.99%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 2.03%.The yield for the 30-day period ending June 30, 2003 for the North Carolina Income Series was 2.61% and for the North Carolina Short-to-Medium Series was 1.40%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 4.01% and for the North Carolina Short-to-Medium Series was 2.15%. The yield for the 30-day period ending June 30, 2003 for the Tennessee Tax-Free Income Series was 2.90% and for the Tennessee Tax-Free Short-to-Medium Series was 1.52%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 3.27% and for the Tennessee Tax-Free Short-to-Medium Series was 2.31%. The yield for the 30-day period ending June 30, 2003 for the Intermediate Government Bond Series was .08%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2003 for the Alabama Tax-Free Income Series was 4.38%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 6.08%. The yield for the 30-day period ending June 30, 2003 for the Kentucky Tax-Free Income Series was 4.32% and for the Kentucky Short-to-Medium Series was 3.07%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 6.81% and for the Kentucky Short-to-Medium Series was 4.92%. The yield for the 30-day period ending June 30, 2003 for the Mississippi Tax-Free Income Series was 3.99%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 5.83%. The yield for the 30-day period ending June 30, 200.3 for the North Carolina Income Series was 3.87% and for the North Carolina Short-to-Medium Series was 2.89%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 5.95% and for the North Carolina Short-to-Medium Series was 4.44%. The yield for the 30-day period ending June 30, 2003 for the Tennessee Tax-Free Income Series was 4.17% and for the Tennessee Tax-Free Short-to-Medium Series was 3.06%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.34% and for the Tennessee Tax-Free Short-to-Medium Series was 4.65%. The yield for the 30-day period ending June 30, 2003 for the Intermediate Government Bond Series was 4.89%.

For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.


Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and had been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series prior to December 2002, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series prior to December 2002, for the North Carolina Short-to-Medium Series since their inception November 16, 1995, for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1,2000. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             Federal Tax Information

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama, Kentucky, Mississippi, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  Capital Gains

Long-term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long-term capital gain distributions to individuals will be taxed at the applicable individual tax rate.

                            Exempt Interest Dividends

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                Tax Exempt Bonds

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    Income Series and Short-to-Medium Series

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Alabama Tax Information

Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of a Alabama corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Kentucky Tax Information

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                           Mississippi Tax Information

Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Mississippi income tax purposes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                         North Carolina Tax Information

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Tennessee Tax Information

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us. For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Florida Tax Information

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Indiana Tax Information

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                              Texas Tax Information

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity. Please consult your tax advisor for more details on how these funds may affect your state tax liability.

DUPREE MUTUAL FUNDS-ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value     Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
71.66% of Net Assets
AL Housing Financial Authority Single Family Mortgage               5.050   10/1/2013     Aaa      $     15,000  $      16,119
Alabama Private Colleges & University Facilities Authority          5.900    9/1/2016   Aaa/AAA*         10,000         11,366
Alabama State Docks Department Docks Facilities Revenue             5.500   10/1/2022   Aaa/AAA*        110,000        119,526
AL State Public School & College Authority Capital Improvement      4.250   11/1/2018   Aaa/AAA*        230,000        232,889
AL State University Revenue General Tuition & Fee -Series A         5.000    1/1/2019   Aaa/AAA*         50,000         53,472
Alabama Water Pollution Control Authority                           5.500   8/15/2016   Aaa/AAA*         10,000         11,042
AL Water Pollution Control Authority Revolving Fund Loan            4.800   8/15/2018   Aaa/AAA*         50,000         53,041
AL Water Pollution Control Authority                                4.750   8/15/2021   Aaa/AAA*        200,000        206,704
Alexander City AL Warrants                                          4.700    5/1/2021     AAA*          200,000        206,838
Birmingham AL Airport Authority Airport Revenue                     5.250    7/1/2020   Aaa/AAA*         10,000         10,201
Birmingham AL Special Care Facilities Financing                     5.000    6/1/2020   Aaa/AAA*        100,000        105,060
Birmingham AL Multifamily Housing Revenue - Beaconview              5.600    7/1/2020   Aaa/AAA*         20,000         20,526
Blount County AL Water Authority Revenue                            5.750    8/1/2019   Aaa/AAA*        125,000        143,580
Central Elmore AL Water & Sewer                                     5.000    7/1/2021   Aaa/AAA*        100,000        105,420
Choctaw County AL Revenue School Warrants                           4.700    3/1/2017      A*           200,000        202,318
Colbert County Northwest AL Health Care Facility                    5.750    6/1/2015   Aaa/AAA*         10,000         10,925
Colbert County-Northwest AL Healthcare Authority                    5.750    6/1/2020   Aaa/AAA*         20,000         21,341
East AL Health Care Authority Facilities Revenue                    5.250    9/1/2023   Aaa/AAA*         50,000         51,106
Fairhope AL Utilities Revenue Warrants                              5.750   12/1/2021   Aaa/AAA*         25,000         28,018
Fort Payne Warrents                                                 5.500    5/1/2016   Aaa/AAA*         10,000         11,108
Hoover AL Board of Education Capital Outlay Warrants                5.250   2/15/2026   Aaa/AAA*         35,000         37,001
Houston County AL Warrants                                          5.650  10/15/2015   Aaa/AAA*         25,000         28,673
Houston County AL Health Care - SE Alabama Medical Center           5.750   10/1/2022   Aaa/AAA*         20,000         20,522
Huntsville AL Health Care Authority Series A                        5.000    6/1/2023   Aaa/AAA*         40,000         41,007
Huntsville AL Health Care Authority Series A                        5.400    6/1/2022   Aaa/AAA*         50,000         54,938
Huntsville AL Public Building Authority Lease Revenue               5.125   10/1/2022   Aaa/AAA*        200,000        212,186
Huntsville AL Public Educational Building - A&M                     5.600    6/1/2014      A*            20,000         22,226
Huntsville AL Public Educational Building                           6.050    6/1/2020      A*           150,000        165,800
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue            5.100    6/1/2018   Aaa/AAA*         30,000         32,439
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue            5.200    6/1/2021   Aaa/AAA*         50,000         53,763
Jefferson County AL Board of Education School Reference             4.750   2/15/2018   Aaa/AAA*        150,000        157,107
Jefferson County AL Board of Education Capital Outlay               5.800   2/15/2020   Aaa/AAA*         10,000         11,127
Jefferson County AL Sewer Revenue Capital Improvement               5.000    2/1/2020   Aaa/AAA*         50,000         52,931
Jefferson County AL Sewer Revenue Capital Improvement               5.000    2/1/2021   Aaa/AAA*         30,000         31,581
Lauderdale County & Florence AL Health Care Authority               5.250    7/1/2019   Aaa/AAA*         30,000         32,137
Lee County AL Warrants                                              5.500    2/1/2021   Aaa/AAA*         15,000         16,041
Limestone County AL Water Authority Water Revenue                   5.250   12/1/2020   Aaa/AAA*         45,000         46,228
Linden AL Warrants                                                  5.250    6/1/2023      AA*           25,000         26,477
Mobile AL Limited Obligation Tax Warrants                           5.500   2/15/2023      A1            35,000         38,859
Montgomery AL Waterworks & Sanitary Sewer Board                     5.000    9/1/2019   Aaa/AAA*         50,000         53,764
Nortwest AL Gas District Gas System Revenue                         5.900    5/1/2020     Aaa            35,000         40,091
Oxford AL Public Parks & Recreation Board Revenue                   6.000   12/1/2021      A*           115,000        126,431
Phenix City AL School Warrants                                      5.450    8/1/2016   Aaa/AAA*         10,000         11,398
Roanoke AL Warrants                                                 4.450    5/1/2020     AAA*          150,000        152,849
St Clair County Board of Education School Tax Anticipation          5.500    2/1/2016   Aaa/AAA*         10,000         11,273
Southeast AL Gas District System Revenue Series A                   5.500    6/1/2020     Aaa            10,000         11,128
Sylacauga AL Warrants                                               5.500    6/1/2025     Aaa            25,000         27,135
Tuskegee AL Utilities Board Utilities Revenue                       5.500    2/1/2022   Aaa/AAA*         70,000         74,833
University of Alabama Revenue - Birmingham                          6.000   10/1/2020   Aaa/AAA*         25,000         28,784
University of Alabama University Revenue-Huntsville                 5.750   12/1/2016   Aaa/AAA*         10,000         11,406
University AL University Revenue Hospital-Series A                  5.400    9/1/2013   Aaa/AAA*         50,000         56,603
                                                                                                                 -------------
                                                                                                                     3,307,338


    The accompanying notes are an integral part of the financial statements.
                                       30

DUPREE MUTUAL FUNDS-ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds --100%
June 30,2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value     Market Value
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS
25.98% of Net Assets
AL State - Series A                                                 5.000    6/1/2019    Aa3/AA*   $     30,000  $      31,778
AL State Series A                                                   5.000    6/1/2020    Aa3/AA*        100,000        105,002
Alabama State Series B                                              5.000    6/1/2021    Aa3/AA*         30,000         31,354
Alabama State - Series A                                            4.625    9/1/2022    Aa3/AA*        100,000        102,527
Alabama 21st Century Authority Tobacco Settlement Revenue           5.750   12/1/2020     A1/A*          50,000         44,638
Alabama 21st Century Authority Tobacco Settlement Revenue           5.850   12/1/2013     A1/A*          15,000         14,736
Birmingham AL Warrants                                              4.900    1/1/2018    Aa3/AA*        150,000        158,102
Birmingham AL Capital Improvement Warrants - Series A               5.500    8/1/2025    Aa3/AA*        100,000        108,766
Birmingham AL Referral Warrants - Series A                          5.250    5/1/2018    Aa3/AA*        300,000        329,836
Madison AL Warrants - Series C                                      5.000    9/1/2018   Aaa/AAA*        250,000        272,255
                                                                                                                 -------------
                                                                                                                     1,198,994

MUNICIPAL UTILITY REVENUE BONDS
2.92% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A             5.125    1/1/2017   Aa3/AA-*         20,000         21,451
Birmingham AL Water & Sewer Revenue Warrants - Series A             4.750    1/1/2021    A1/AA-*        100,000        102,643
Douglas AL Water & Fire Protection Authority Water Revenue          5.600    6/1/2015      NR            10,000         10,652
                                                                                                                 -------------
                                                                                                                       134,746

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.81% of Net Assets
Mobile AL Spring Hill College Educational Building                  5.100    9/1/2019     Aa3           120,000        129,878
                                                                                                                 -------------
                                                                                                                       129,878

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.67% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War         5.750   2/15/2019     BBB+*          25,000         26,605
Mobile AL Second Medical Clinic Board Revenue Franklin              5.050    3/1/2018     Aa3            50,000         53,428
Montgomery AL Baptist Medical Center Special Care                   5.375    9/1/2022   Aaa/AAA*         30,000         31,696
Oneonta Eastern Health System Special                               7.750    7/1/2021    A3/BBB*         10,000         11,399
                                                                                                                 -------------
                                                                                                                       123,128

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.42% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue           5.800   11/1/2011     BBB*           75,000         83,876
Auburn AL Industrial Development Board Facilities Revenue           6.200   11/1/2020     BBB*           25,000         27,740
                                                                                                                 -------------
                                                                                                                       111,616

PREREFUNDED BONDS
..88% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue                     5.750    9/1/2025   Aaa/AAA*         25,000         28,745
Montevallo AL American                                              6.000    6/1/2013      NR            10,000         11,760
                                                                                                                 -------------
                                                                                                                        40,505

PUBLIC FACILITIES REVENUE BONDS
..48% of Net Assets
Hoover AL Warrants - Series A                                       5.650    1/1/2014    Aa3/AA*         10,000         11,471
Rockford AL Public Building Authority Building Revenue              5.750    9/1/2015      NR            10,000         10,992
                                                                                                                 -------------
                                                                                                                        22,463

LEASE REVENUE BONDS
..46% of Net Assets
Mountain Brook AL City Board Education Capital Outlay               5.200   2/15/2021     Aa2            20,000         21,225
                                                                                                                 -------------
                                                                                                                        21,225


    The accompanying notes are an integral part of the financial statements.
                                       31

DUPREE MUTUAL FUNDS-ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds --100%
June 30,2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value     Market Value
------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
..46% of Net Assets
Alabama Housing Financial Authority Single Family Housing           6.000    4/1/2016     Aaa      $     20,000  $      21,174
                                                                                                                 -------------
                                                                                                                        21,174
                                                                                                                 -------------
Total Investments (cost $4,863,601)(a) - 110.74% of Net Assets                                                   $   5,111,067
                                                                                                                 =============

<F1>
     *  Standard and Poor's Corporation
        All other ratings by Moody's Investors Service, Inc.
     NR Not Rated
<F2>
     #  Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                Unrealized appreciation            $   258,664
                                                                Unrealized depreciation
                                                                                                       (11,198)
                                                                                                   -----------
                                                                Net unrealized appreciation        $   247,466
                                                                                                   ===========


    The accompanying notes are an integral part of the financial statements.
                                       32

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value
 (Cost:$4,863,601)                                               $  5,111,067
Cash                                                                  152,526
Interest receivable                                                    66,762
Receivable from Advisor                                                 1,171
                                                                 ------------
      Total assets                                                  5,331,526
LIABILITIES:
Payable for:
   Distributions                                  $     45,635
   Fund shares redeemed                                665,144
   Transfer agent                                        4,414
   Other fees                                              890
      Total liabilities                                               716,083
                                                                 ------------
NET ASSETS:
Capital                                                             4,376,239
Net accumulated realized loss on investment
transactions                                                           (8,262)
Net unrealized appreciation in value of
investments                                                           247,466
                                                                 ------------
Net assets at value                                              $  4,615,443
                                                                 ============
NET ASSET VALUE, offering price and
 redemption price per share
 ($4,615,443 -:- 391,115 shares outstanding)                     $      11.80
                                                                 ============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                     $    196,622
                                                       ------------
   Expenses:
      Management fee                                         20,521
      Transfer agent                                          6,156
      Custodian fees                                          4,800
      Professional fees                                       1,991
      Trustee fees                                              418
      Other expenses                                          5,099
                                                       ------------
      Total expenses                                         38,985
      Expenses reimbursed by Investment Advisor             (20,740)
      Custodian expense reductions                           (4,800)
                                                       ------------
Net investment income                                       183,177
                                                       ------------
Realized and unrealized gain/(loss) on investments:
   Net realized loss                                         (4,252)
   Net increase in unrealized appreciation                  171,044
                                                       ------------
Net realized and unrealized gain on investments             166,792
                                                       ------------
Net increase in net assets resulting from operations   $    349,969
                                                       ============


    The accompanying notes are an integral part of the financial statements.
                                       33

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                      2003           2002
                                                  ------------   ------------
Increase in net assets:
   Operations:
      Net investment income                       $    183,177   $    102,687
      Net realized loss on investments                  (4,252)        (2,757)
      Net increase in unrealized appreciation          171,044         39,373
                                                  ------------   ------------
   Net increase in net assets resulting
    from operations                                    349,969        139,303
   Distributions to shareholders from net
    investment income                                 (183,177)      (102,687)
   Net fund share transactions                       2,044,615      1,070,536
                                                  ------------   ------------
Total increase                                       2,211,407      1,107,152
Net assets:
   Beginning of year                                 2,404,036      1,296,884
                                                  ------------   ------------
   End of year                                    $  4,615,443   $  2,404,036
                                                  ============   ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                                The period
                                                         For the years ended June 30,            1/1/2000
                                                  ------------------------------------------        to
                                                      2003           2002           2001        6/30/00(a)
                                                  ------------   ------------   ------------   ------------
Net asset value, beginning of year                $      11.22   $      10.99   $      10.31   $      10.00
                                                  ------------   ------------   ------------   ------------
Income from investment operations:
   Net investment income                                  0.52           0.56           0.56           0.26
   Net gains on securities,
    both realized and unrealized                          0.58           0.23           0.68           0.31
                                                  ------------   ------------   ------------   ------------
Total from investment operations                          1.10           0.79           1.24           0.57
Less distributions:
   Distributions from net investment income              (0.52)         (0.56)         (0.56)         (0.26)
                                                  ------------   ------------   ------------   ------------
Net asset value, end of year                      $      11.80   $      11.22   $      10.99   $      10.31
                                                  ============   ============   ============   ============
Total return                                              9.98%          7.32%         12.33%          5.79%(c)
Net assets, end of year (in thousands)            $      4,615   $      2,404   $      1,297   $        222
Ratio of net expenses to average net assets (d)           0.33%          0.28%          0.21%          0.50%(b)
Ratio of net investment income to
 average net assets                                       4.46%          4.99%          5.27%          5.23%(b)
Portfolio turnover                                        6.24%         18.15%         15.28%          0.00%

<F1>
(a)  Commencement of operations January 1, 2000
<F2>
(b)  Annualized
<F3>
(c)  Total return is not annualized
<F4>
(d) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .50% and .12% for 2003, .53% and .23% for 2002, .80% and .72% for 2001 and
     2.76% and 1.35% for 2000 respectively.


    The accompanying notes are an integral part of the financial statements.
                                       34

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
40.28% of Net Assets
Bardstown KY Combined Utilities Revenue                             5.000   12/1/2017   Aaa/AAA*   $  1,290,000  $   1,407,725
Bardstown KY Combined Utilities Revenue                             5.000   12/1/2018   Aaa/A2*       1,510,000      1,630,438
Boone County KY Water - Florence                                    5.000   12/1/2015   Aaa/AAA*      1,000,000      1,103,680
Boone-Florence KY Water Supply System Revenue                       5.000   12/1/2017   Aaa/A2*       1,805,000      1,967,631
Boone-Florence KY Water Supply System Revenue                       5.000   12/1/2018   Aaa/A2*       1,900,000      2,052,475
Boone-Florence County KY Water Supply System Revenue                5.000   12/1/2020   Aaa/AAA*      2,100,000      2,238,999
Boyle County KY Hospital Revenue-Ephraim McDowell Regional          5.800    4/1/2014   Aaa/AAA*      1,000,000      1,050,250
Cambell & Kenton Counties Sanitation District Number 1              5.000    8/1/2017   Aaa/AAA*      1,000,000      1,086,570
Carrollton & Henderson KY Public Energy Authority Gas Revenue       5.000    1/1/2007   Aaa/AAA*      1,000,000      1,110,310
Fayette County KY School District Finance Corporation               5.250    4/1/2021   Aaa/AAA*      2,285,000      2,471,365
Fayette County School District Finance Corporation                  4.500    3/1/2022   Aaa/AAA*      4,100,000      4,138,212
Greater KY Housing Assistance Corporation                           5.350    7/1/2022   Aaa/AAA*        880,000        880,625
Greater KY Housing Assistance Corporation-Chenowith Woods           6.100    1/1/2024   Aaa/AAA*      3,340,000      3,340,167
Greater Ky Housing Assistance Corporation-Northside Apts            6.200    2/1/2025     AAA*        8,275,000      8,275,414
Greater KY Housing Assistance Corporation Mortgage Revenue          5.450   5/20/2027     Aaa         1,245,000      1,301,324
Jefferson County KY Health Facilities-Jewish Hospital               5.650    1/1/2017   Aaa/AAA*      3,450,000      3,794,552
Jefferson County KY Health Facilities Jewish Hospital               5.700    1/1/2021   Aaa/AAA*      4,520,000      4,944,021
Jefferson County KY Health Facilities University Medical Ct         5.500    7/1/2017   Aaa/AAA*      8,675,000      9,616,238
Jefferson County KY School District Finance Corporation             5.125   11/1/2016   Aaa/AAA*      1,000,000      1,089,060
Jefferson County Ky School District Finance Corporation             5.250    1/1/2016   Aaa/AAA*      1,000,000      1,067,380
Jefferson County School District Finance Corporation                5.250    1/1/2019   Aaa/AAA*      2,000,000      2,116,160
Jefferson County KY Health Facilities-Alliant Health System         5.125   10/1/2017   Aaa/AAA*      2,940,000      3,140,420
Jefferson County KY School District Finance Corporation             3.500    1/1/2014   Aaa/AAA*      3,565,000      3,570,704
Jefferson County KY School District Finance Corporation             3.500    7/1/2015   Aaa/AAA*      2,110,000      2,083,498
Jefferson County KY Capital Projects Corporation Revenue            5.375    6/1/2018   Aaa/AAA*      1,500,000      1,637,565
Jefferson County KY Hospital Revenue                                6.436   10/1/2014   Aaa/AAA*      1,500,000      1,530,900
Kentucky Economic Development Finance Authority-Ashland Hospital    6.125    2/1/2012   Aaa/AAA*      4,000,000      4,097,560
Kentucky Economic Development Finance Authority-Ashland Hospital    5.000    2/1/2018   Aaa/AAA*      1,500,000      1,584,255
Kentucky Development Finance Authority-St Claire Medical            5.875    9/1/2013     Aaa         2,000,000      2,142,740
Kentucky Development Finance Authority-St Claire Medical            5.625    9/1/2021     AAA*        2,500,000      2,641,250
Kentucky Development Finance Authority-St Elizabeth Hospital        5.900   12/1/2015   Aaa/AAA*      2,500,000      2,596,550
Kentucky Development Finance Authority-Methodist Hospital           5.625    2/1/2017     AAA*        6,500,000      7,246,980
Kentucky Development Finance Authority-Appalachian Regional         5.850   10/1/2017     A/A*        1,000,000      1,069,290
Kentucky Development Authority-South Central Nursing                6.000    7/1/2011   Aaa/AAA*      3,075,000      3,494,830
Kentucky Development Finance Authority-Baptist Hospital             5.000   8/15/2015   Aaa/AAA*      3,250,000      3,417,278
Kentucky Housing Corporation                                        4.750    7/1/2017   Aaa/AAA*      1,335,000      1,391,377
Kentucky Housing Corporation                                        5.950    7/1/2017   Aaa/AAA*      1,500,000      1,576,920
Kentucky Housing Corporation                                        5.400    7/1/2014   Aaa/AAA*      4,700,000      4,848,426
Kentucky Housing Corporation                                        4.650    7/1/2023   Aaa/AAA*      3,595,000      3,544,346
Kentucky Housing Corporation                                        6.500    7/1/2017   Aaa/AAA*      2,625,000      2,714,434
Kentucky Housing Corporation                                        5.700    7/1/2017   Aaa/AAA*        500,000        524,940
Kentucky Housing Corporation                                        6.400    1/1/2017   Aaa/AAA*      5,100,000      5,275,185
Kentucky Housing Corporation                                        5.500    1/1/2015   Aaa/AAA*      1,000,000      1,077,360
Kentucky State Property & Building Commission  Project #64          5.500    5/1/2017   Aaa/AAA*      8,000,000      9,052,160
KY State Property & Buildings Commission #73                        5.000   11/1/2021   Aaa/AAA*      1,000,000      1,054,870
KY State Property & Buildings Project #72                           5.375   10/1/2016   Aaa/AAA*      5,000,000      5,643,700
KY State Property and Buildings Commission Revenue #72              5.000   10/1/2020   Aaa/AAA*     11,305,000     11,978,100
Kentucky State Property & Building #74                              5.000    2/1/2020   Aaa/AAA*      4,000,000      4,240,360
KY State Property & Buildings #74                                   5.000    2/1/2022   Aaa/AAA*      3,000,000      3,140,520
KY State Property & Buildings Commission #74                        5.000    2/1/2019   Aaa/AAA*      3,000,000      3,202,590
Kentucky State Property & Buildings #73                             5.500   11/1/2017   Aaa/AAA*      1,000,000      1,141,800
Kentucky State Property & Building #73                              5.000   11/1/2019   Aaa/AAA*      1,360,000      1,454,071
Kentucky State Property & Buildings Commission #73                  5.000   11/1/2020   Aaa/AAA*      3,255,000      3,459,381
KY State Turnpike Authority Economic Development Road Revenue       5.150    7/1/2019   Aaa/AAA*      1,000,000      1,078,090
KY Turnpike Economic Development                                    5.500    7/1/2010   Aaa/AAA*      5,000,000      5,849,600
Lexington Fayette Urban County Government Public Facilities         5.125   10/1/2015   Aaa/AAA*      1,770,000      1,937,601
Lexington Fayette Urban County Government Public Facilities         5.125   10/1/2017   Aaa/AAA*      1,830,000      1,998,836
Lexington Fayette Urban County Government Public Facilities         5.125   10/1/2018   Aaa/AAA*      2,135,000      2,309,216
Lexington Fayette Urban County Government Public Facilities         5.125   10/1/2019   Aaa/AAA*      2,415,000      2,590,088


    The accompanying notes are an integral part of the financial statements.
                                       35

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County KY Metropolitan Sewer                 5.000   5/15/2019   Aaa/AAA*   $  2,500,000  $   2,648,475
Louisville & Jefferson County Metropolitan Sewer                    4.750   5/15/2028   Aaa/AAA*     10,000,000     10,145,900
Louisville & Jefferson County KY Regional Airport Authority         5.500    7/1/2017   Aaa/AAA*      2,655,000      2,997,283
Louisville KY G.O. Series A                                         5.000   10/1/2020   Aaa/AAA*      7,165,000      7,628,504
Louisville KY Parking Authority-River City First Mortgage           5.000   12/1/2017   Aaa/AAA*      1,000,000      1,089,870
Madison County School District Finance Corporation                  4.500    4/1/2016   Aaa/AAA*        695,000        730,640
McCracken County School District Finance Corporation                4.650    7/1/2019   Aaa/AAA*      1,655,000      1,716,632
McCracken County KY School District Finance Corporation             4.700    7/1/2020   Aaa/AAA*      1,725,000      1,783,874
McCracken County School District Finance Corportion                 5.000    7/1/2022   Aaa/AAA*      4,000,000      4,195,000
McCreary County Courthouse & Public Square Corporation Revenue      5.400    9/1/2020     AAA*        1,550,000      1,740,759
Nelson County School District Finance Corporation                   4.500    4/1/2021   Aaa/Aa3*      1,130,000      1,145,074
Nelson County School District Finance Corporation                   4.500    4/1/2023   Aaa/Aa3*      2,505,000      2,528,472
Northern KY University Certificate of Participation                 4.900   12/1/2021     Aaa         2,725,000      2,859,043
Northern KY University Certificate of Participation                 5.000   12/1/2024     Aaa         2,000,000      2,079,120
Northern KY Water District Revenue Series A                         5.000    2/1/2020   Aaa/A2*       3,080,000      3,260,519
Northern KY Water District Revenue                                  5.000    2/1/2021   Aaa/AAA*      2,635,000      2,773,865
Northern Kentucky Water District                                    4.000    2/1/2019     Aaa         1,275,000      1,254,613
Northern Kentucky Water District                                    4.125    2/1/2020     Aaa         1,325,000      1,310,054
Northern Kentucky Water District                                    4.125    2/1/2021     Aaa         1,380,000      1,355,381
Pike County KY Mortgage Revenue-Phelps Regional Health              5.350   9/20/2012     AAA*          230,000        257,869
Radcliff KY Mortgage Revenue-Lincoln Trail Care                     5.650   1/20/2019     AAA*        3,110,000      3,349,563
Shelbyville KY Certificate of Participation                         5.150    7/1/2018     Aaa         4,165,000      4,631,313
University of Kentucky Consolidated Educational Buildings           5.750    5/1/2015   Aaa/AAA*      1,850,000      2,017,499
University of Kentucky Consolidated Education                       5.000    5/1/2015   Aaa/AAA*      1,305,000      1,428,845
Warren County Ky Hospital Facility Revenue                          4.625    4/1/2012   Aaa/AAA*      1,500,000      1,607,745
Warren County KY Hospital Facility Revenue                          5.000    4/1/2016   Aaa/AAA*      1,000,000      1,091,950
Warren County Ky Hospital Facility Revenue                          5.000    4/1/2017   Aaa/AAA*      1,000,000      1,086,400
                                                                                                                 -------------
                                                                                                                   246,734,649

LEASE REVENUE BONDS
20.19% of Net Assets
Boone County Ky School District Finance Corporation                 5.500    9/1/2019     Aa3         1,860,000      2,098,508
Boone County KY School District Finance Corporation                 5.750    2/1/2020     Aa3         1,200,000      1,354,248
Boone County KY School District Finance Corporation                 5.000    8/1/2019     Aa3         1,040,000      1,120,257
Boone County KY School District Finance Corporation                 5.000    2/1/2022     Aa3         3,000,000      3,174,570
Bullitt County KY School District Finance Corporation               5.000    7/1/2021     Aa3         1,000,000      1,063,160
Christian County Ky Public Courthouse Lease Revenue                 5.125    8/1/2017     Aa3         1,090,000      1,198,738
Christian County Ky Public Courthouse Lease Revenue                 5.125    8/1/2018     Aa3         1,145,000      1,255,355
Covington Independent School District Finance Corporation           5.250    6/2/2019     Aa3         1,225,000      1,343,151
Estill County KY School District Finance Corporation                5.875    8/1/2016     Aa3         1,780,000      2,014,266
Fayette County KY School District Financial Corporation             5.375    1/1/2017   AA3/AA-*      1,300,000      1,433,146
Franklin County School Districk Finance Corporation                 4.200    5/1/2023     Aa3         2,195,000      2,154,283
Green County KY School District Finance Corporation                 5.000    4/1/2021     Aa3         1,085,000      1,140,151
Greenup County KY School District Finance Corporation               4.650    3/1/2021     Aa3         1,650,000      1,697,883
Hardin County KY School District Finance Corporation                6.000    7/1/2016     Aa3         1,025,000      1,159,993
Harlan KY Independent School District Finance Corporation           6.000    5/1/2015     Aa3           275,000        302,035
Hopkins County School District Finance Corporation                  5.125    6/1/2019     Aa3         4,120,000      4,444,450
Jessamine County KY School District Finance Corporation             5.375    1/1/2017   Aa3/A+*       1,500,000      1,637,190
Kenton County School District Finance Corporation                   5.375    3/1/2017      A+         4,300,000      4,753,048
KY Area Development Districts Financing Trailer Lease Program       6.150   12/1/2022     AA*         1,020,000      1,190,768
KY Area Development Districts Lease City of Ewing                   5.700    6/1/2015     AA*         1,500,000      1,691,130
Kentucky Area Development Districts Financing Lease-Ewing           5.600    6/1/2022     AA*         1,055,000      1,174,869
Kentucky Area Development Districts Financing Lease Program         5.350   12/1/2022     AA*         2,560,000      2,796,160
Kentucky Area Development Districts Financing Lease Program         5.400   12/1/2021     AA*           710,000        781,241
Kentucky Area Development Districts Financing Lease Program         5.400   12/1/2021     AA*         1,095,000      1,199,529
KY Interlocal Transportation Equipment Lease Revenue                6.000   12/1/2020     A+*           400,000        412,932
Kentucky Infrastructure Authority                                   5.750    8/1/2018    Aa3/A*       1,500,000      1,535,505
Kentucky Infrastructure Authority                                   6.375    8/1/2014    Aa3/A*         700,000        770,798
Kentucky Infrastructure Authority                                   5.000    6/1/2019   Aa3/AA-*      1,000,000      1,069,370
Kentucky Infrastructure Authority                                   5.375    2/1/2018    Aa3/A*       2,000,000      2,040,860
Kentucky Infrasturcture Authority                                   5.000    6/1/2017    Aa3/A*       1,035,000      1,106,508
Kentucky Infrasturcture Authority                                   5.750    8/1/2013    Aa3/A*         575,000        589,099


    The accompanying notes are an integral part of the financial statements.
                                       36

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
Kentucky State Property & Building #67                              5.375    9/1/2019   Aa3/AA-*   $  3,475,000  $   3,836,122
Kentucky State Property & Building #68                              5.250   10/1/2018   Aa3/A+*       1,500,000      1,647,945
Kentucky State Property & Building #68                              5.000   10/1/2019   Aa3/AA-*      5,500,000      5,878,290
Kentucky State Property & Building #73                              5.500   11/1/2013   Aa3/AA-*      1,500,000      1,733,985
Laurel County KY School District Finance Corporation                5.600    3/1/2017     Aa3         1,000,000      1,125,130
Laurel County School District School Building Revenue               5.750    6/1/2020     Aa3         1,250,000      1,423,700
Martin County KY School District Finance Corporation                5.375    9/1/2020     Aa3         1,100,000      1,217,623
Montgomery County School District Finance Corporation               4.375    4/1/2023     Aa3         3,105,000      3,062,368
Oldham County KY School District Finance Corporation                5.000   12/1/2021     Aa3         2,090,000      2,220,667
Pendleton County KY Multi-County Lease Revenue                      6.500    3/1/2019      A*        34,500,000     36,478,920
Pendleton County KY Multi-County Lease Revenue                      6.400    3/1/2019      A          3,000,000      3,639,510
Pendleton County KY School District Finance Corporation             5.125    6/1/2019     Aa3         1,140,000      1,260,031
Pike County School District Finance Corporation                     5.000    9/1/2016     Aa3         1,850,000      2,030,301
Pike County KY School District Finance Corporation                  5.100    9/1/2020     Aa3         1,000,000      1,089,160
Richmond KY Court Facilities Corporation Revenue                    5.250    2/1/2019     AA*         1,035,000      1,144,337
Scott County School District                                        5.000    3/1/2021     Aa3         1,240,000      1,316,310
Trigg County School District Finance Corporation                    4.600    4/1/2018     Aa3         1,700,000      1,767,167
Woodford County School District Finance Corporation                 3.625    7/1/2017     Aa3         1,250,000      1,210,538
Woodford County School District Finance Corporation                 4.250    7/1/2023     Aa3         1,970,000      1,918,169
                                                                                                                 -------------
                                                                                                                   123,703,474

PUBLIC FACILITIES REVENUE BONDS
8.26% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial            5.000    9/1/2019     Aa3         1,000,000      1,080,630
Boone County KY Public Property Corporation - Judicial Facilities   5.125    9/1/2022     Aa3         1,750,000      1,870,173
Calloway County Public Property Corporation-Courthouse              5.625    3/1/2018      A          1,000,000      1,105,120
Danville Ky Multi-City Lease Revenue-Mt Sterling                    5.000    9/1/2011      NR           545,000        583,057
Florence KY Public Property Corporation Revenue                     5.250    3/1/2017      A          1,060,000      1,147,132
Kenton County KY Public Property Corporation Revenue                5.700   12/1/2015      A2         1,305,000      1,451,173
Kenton County KY Public Property Corporation Revenue                5.700   12/1/2016      A2         1,380,000      1,543,268
Kentucky League of Cities-Middlesboro Series                        6.200    8/1/2017     A-*           555,000        592,146
Kentucky State Property & Building Commission Project #63           5.100   11/1/2018   Aa3/AA-*      2,000,000      2,142,760
KY State Property & Buildings Community Revenues #67                5.125    9/1/2018   Aa3/AA-*      1,000,000      1,084,380
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.100    3/1/2008      Aa         1,500,000      1,583,640
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.150    3/1/2013      Aa        17,860,000     18,876,413
Mt. Sterling KY Lease Revenue-Kentucky League of Cities             6.200    3/1/2018      Aa        14,500,000     15,300,255
Oldham County KY Public Facilities Construction Corporation         5.250    6/1/2017     A+*         1,060,000      1,165,152
Woodford County KY Public Property Corporation Revenue              5.600   11/1/2017      A2         1,065,000      1,099,197
                                                                                                                 -------------
                                                                                                                    50,624,496

ESCROWED TO MATURITY BONDS
7.19% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville                   6.875    6/1/2012     Baa1        2,170,000      2,792,269
Jefferson County KY Health Facilities Services - Alliant Health     5.125   10/1/2018   Aaa/AAA*     33,000,000     35,908,612
Jefferson County KY Health Facilities Services - Alliant Health     5.125   10/1/2017   Aaa/AAA*      4,980,000      5,362,414
                                                                                                                 -------------
                                                                                                                    44,063,295

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.76% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical          5.800    7/1/2011     A-*           270,000        301,215
Christian County KY Hospital Revenue-Jennie Stuart Medical          6.000    7/1/2017     A-*         5,000,000      5,316,300
Christian County KY Hospital Revenue-Jennie Stuart Medical          6.000    7/1/2013     A-*         2,870,000      3,074,229
Crittenden County Heathcare Facilities                              6.300    1/1/2016      NR         2,095,000      2,201,887
Jefferson County KY Health Facilities Jewish Hospital               5.700    1/1/2011   A1/AA-*       1,200,000      1,334,976
Kentucky Development Finance Authority Green River                  6.000   11/1/2010     Aa3         1,000,000      1,140,840
Kentucky Development Finance Authority-Catholic Health              5.500    9/1/2014   Aa3/AA-*      1,375,000      1,541,870
Kentucky Development Finance Authority-Appalachian Regional         5.850   10/1/2017      BB         1,000,000        903,890
Kentucky Development Finance Authority-Appalachian Regional         5.875   10/1/2022      BB         1,000,000        872,360
Kentucky Development Finance Authority-Catholic Health              5.000   12/1/2018   AA/Aa2*       6,950,000      7,146,060
Kentucky Development Finance Authority-Catholic Health              5.750   12/1/2015   AA/Aa2*       2,000,000      2,203,180


    The accompanying notes are an integral part of the financial statements.
                                       37

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority Revenue             5.250    9/1/2021   Aa2/AA*    $  2,000,000  $   2,079,260
Kentucky Economic Development Finance Authority-Norton Health       6.125   10/1/2010    BBB+*        7,000,000      7,548,520
Kentucky Economic Development Finance Authority - Catholic Health   5.125   10/1/2021   A1/AA-*       1,000,000      1,067,370
Madison County Ky Industrial Building Revenue - McCready            5.500    6/1/2020     AA*         1,785,000      1,997,254
Pike County KY Mortgage Revenue Phelps Regional Health              5.650   9/20/2027     AAA*        2,435,000      2,662,599
                                                                                                                 -------------
                                                                                                                    41,391,810

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.60% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project            6.650    8/1/2009     Baa2        8,835,000      8,938,193
Ashland KY Pollution Control Revenue - Ashland Inc                  5.700   11/1/2009     Baa2        1,000,000      1,051,940
Campbellsville KY Industrial Revenue-Campbellsville College         6.950    3/1/2015      NR         1,150,000      1,192,079
Campbellsville KY Industrial Revenue-Campbellsville College         6.000    3/1/2017      NR         1,920,000      2,033,568
Jefferson County KY Pollution Control Revenue-E I DuPont            6.300    7/1/2012   Aa3/AA*       3,500,000      3,605,280
Jefferson County KY Pollution Control-Louisville Gas                5.625   8/15/2019    A1/A*        9,150,000      9,296,492
Kentucky League of Cities-Ashland Series                            6.250    8/1/2017     A-*         1,550,000      1,654,579
Meade County KY Pollution Control Revenue-Olin Corporation          6.000    7/1/2007      NR           360,000        372,611
                                                                                                                 -------------
                                                                                                                    28,144,742

PREREFUNDED BONDS
3.00% of Net Assets
Bullitt County KY School District Finance Corporation               6.000    8/1/2014     Aa3         1,100,000      1,182,390
Elsmere KY Industrial Development Revenue-Courtaulds plc            6.750    4/1/2010      NR         2,000,000      2,228,460
Floyd County KY Public Property Revenue-Justice Center              6.125    9/1/2018     A+*         1,240,000      1,413,315
Floyd County KY School District Finance Corporation                 6.000    6/1/2014     Aa3         1,000,000      1,066,510
Greenup County KY School District Finance Corporation               6.100    9/1/2014     Aa3         1,105,000      1,193,400
Jefferson County Ky Improvement                                     6.000    4/1/2020   Aa2/AA*       1,985,000      2,366,755
Jefferson County KY Capital Projects Corporation Revenue            5.600    4/1/2014   Aaa/AAA*      1,000,000      1,131,080
Jessamine County KY School District Finance Corporation             6.125    6/1/2015   Aaa/AAA*      1,000,000      1,067,750
Junction City KY College Revenue-Center College Project             5.875    4/1/2017      A2         1,000,000      1,164,700
Kentucky Infrastructure Authority                                   5.750    8/1/2013     A-*           325,000        332,969
Letcher County KY School District Finance Corporation               6.700   10/1/2014     Aa3         1,490,000      1,626,648
McLean County KY School District Finance Corporation                6.000    6/1/2014     Aa3         1,405,000      1,498,180
Powell County KY School District Finance Corporation                5.900    8/1/2016     Aa3         1,185,000      1,322,768
Union County KY Public Property Corporation                         6.125    9/1/2015      NR           700,000        787,066
                                                                                                                 -------------
                                                                                                                    18,381,991

GENERAL OBLIGATION BONDS
2.62% of Net Assets
Bowling Green Ky General Obligation                                 5.300    6/1/2018     Aa3         1,000,000      1,095,630
Hardin County KY General Obligation                                 5.125    6/1/2019      A1         2,255,000      2,363,939
Jefferson County Series A                                           4.900   12/1/2018    Aa2/AA       1,605,000      1,710,192
Kentucky Area Development Districts Financing                       4.700    6/1/2024     AA*         2,625,000      2,672,854
Kentucky State Property & Buildings Commission Project #62          4.625    9/1/2013   Aa3/AA-*      2,750,000      2,974,235
Lexington Fayette Urban County Government Detention Center          4.750    5/1/2018   Aa2/AA+*      3,120,000      3,273,629
Louisville KY General Obligation                                    5.000   11/1/2019   Aa3/AA-*      1,775,000      1,926,124
                                                                                                                 -------------
                                                                                                                    16,016,603

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.08% of Net Assets
Florence KY Housing Facility Revenue                                6.300   8/15/2019     A/A*        2,615,000      2,988,317
Kentucky Housing Corporation                                        3.900    7/1/2017   Aaa/AAA*      2,055,000      2,037,471
Kentucky Housing Corporation                                        4.550    7/1/2024   Aaa/AAA*      6,000,000      5,991,900
Kentucky State Property & Building Community Revenue Project #67    5.125    9/1/2016   Aa3/AA-*      1,000,000      1,091,590
Louisville Housing Assistance Mortgage Corporation  Rivertown
Project                                                             5.100    7/1/2024     Aa2           655,000        656,729
                                                                                                                 -------------
                                                                                                                    12,766,007

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.01% of Net Assets
Berea Educational Facilities Revenue                                4.125    6/1/2022     Aaa         2,190,000      2,132,337
Berea Educational Facilities College Project                        4.000    6/1/2019     Aaa         1,315,000      1,298,181


    The accompanying notes are an integral part of the financial statements.
                                       38

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
Georgetown College Project Series A                                 6.000  11/15/2016      A       $  1,000,000  $   1,125,190
Georgetown College Project Series A                                 6.250  11/15/2020      A          4,000,000      4,439,840
Jefferson County KY College Project Bellarmine College              5.250    5/1/2019     Baa2        2,000,000      2,092,100
University of Louisville Health & Education                         6.000   11/1/2013     Aa3         1,180,000      1,249,290
                                                                                                                 -------------
                                                                                                                    12,336,938
CERTIFICATES OF PARTICIPATION BONDS
..85% of Net Assets
Jeffersontown KY Certificate of Participation                       6.500    9/1/2009      A3         1,400,000      1,505,742
Jeffersontown KY Certificate of Participation                       5.750   11/1/2015      A3         1,095,000      1,196,846
Shelbyville KY Certificate of Participation                         5.350   10/1/2013      NR         1,295,000      1,346,114
Shelbyville KY Certificate of Participation                         5.450   10/1/2017      NR         1,130,000      1,170,239
                                                                                                                 -------------
                                                                                                                     5,218,941
MUNICIPAL UTILITY REVENUE BONDS
..45% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue                             6.400    1/1/2007     BBB-*         575,000        586,563
Danville KY Multi-City Lease Revenue-Ashland Utilities              6.750    4/1/2012     BBB+*         915,000        924,232
KY Rural Water Financial Corporation Public Project Revenue         5.375    2/1/2020      AA*        1,140,000      1,251,435
                                                                                                                 -------------
                                                                                                                     2,762,230
                                                                                                                 -------------
Total Investments (cost $567,401,921)(a) - 98.29% of Net Assets                                                  $ 602,145,176
                                                                                                                 =============

<F1>
     * Standard and Poor's Corporation All other ratings by Moody's Investors Service, Inc.
<F2>
     #    Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                Unrealized appreciation            $ 35,391,005
                                                                Unrealized depreciation                (647,750)
                                                                                                   ------------
                                                                Net unrealized appreciation        $ 34,743,255
                                                                                                   ============


    The accompanying notes are an integral part of the financial statements.
                                       39

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $567,401,921)        $   602,145,176
Cash                                                                 10,012,702
Receivable from investments sold                                      5,635,000
Interest receivable                                                   9,415,666
                                                                ---------------
      Total assets                                                  627,208,544
LIABILITIES:
Payable for:
   Investments purchased                         $  7,557,394
   Distributions                                    6,368,026
   Fund shares redeemed                               319,806
   Management fee                                     207,857
   Transfer agent                                      61,191
   Other fees                                         101,152
                                                 ------------
      Total liabilities                                              14,615,426
                                                                ---------------
NET ASSETS:
Capital                                                             580,204,642
Net accumulated realized loss on investment
 transactions                                                        (2,354,779)
Net unrealized appreciation in value of
 investments                                                         34,743,255
                                                                ---------------
Net assets at value                                             $   612,593,118
                                                                ===============

NET ASSET VALUE, offering price and redemption
 price per share ($612,593,118 -:- 79,209,905
 shares outstanding)                                            $          7.73
                                                                ===============

================================================================================
STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                               $ 29,178,266
                                                 ------------
   Expenses:
      Management fee                                2,410,639
      Transfer agent                                  701,925
      Professional fees                                91,868
      Trustee fees                                     61,085
      Other expenses                                  189,784
                                                 ------------
      Total expenses                                3,455,301
      Custodian expense reductions                    (86,381)
                                                 ------------
Net investment income                              25,809,346
                                                 ------------
Realized and unrealized gain on investments:
     Net realized gain                                818,728
     Net increase in unrealized appreciation       18,537,076
                                                 ------------
Net realized and unrealized gain on investments    19,355,804
                                                 ------------
Net increase in net assets resulting from
 operations                                      $ 45,165,150
                                                 ============

    The accompanying notes are an integral part of the financial statements.
                                       40

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                 2003            2002
                                             ------------    ------------
Increase in net assets:
   Operations:
      Net investment income                  $ 25,809,346    $ 24,363,659
      Net realized gain on investments            818,728             722
      Net increase in unrealized
       appreciation                            18,537,076       4,051,486
                                             ------------    ------------
   Net increase in net assets resulting
    from operations                            45,165,150      28,415,867
   Distributions to shareholders from net
    investment income                         (25,809,346)    (24,363,659)
   Net fund share transactions                 57,880,893      64,068,511
                                             ------------    ------------
Total increase                                 77,236,697      68,120,719
Net assets:
   Beginning of year                          535,356,421     467,235,702
                                             ------------    ------------
   End of year                               $612,593,118    $535,356,421
                                             ============    ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                          For the years ended June 30,
                                                  ----------------------------------------------------------------------------
                                                  2003            2002                2001             2000          1999
                                                  ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of year                $       7.48    $       7.41    $       7.22    $       7.47    $       7.65
                                                  ------------    ------------    ------------    ------------    ------------
Income from investment operations:
   Net investment income                                  0.34            0.36            0.37            0.38            0.37
   Net gains/(losses) on securities,
    both realized and unrealized                          0.25            0.07            0.19           (0.25)          (0.18)
                                                  ------------    ------------    ------------    ------------    ------------
Total from investment operations                          0.59            0.43            0.56            0.13            0.19
Less distributions:
   Distributions from net investment income              (0.34)          (0.36)          (0.37)          (0.38)          (0.37)
                                                  ------------    ------------    ------------    ------------    ------------
Net asset value, end of year                      $       7.73    $       7.48    $       7.41    $       7.22    $       7.47
                                                  ============    ============    ============    ============    ============
Total return                                              8.04%           5.93%           7.94%           1.78%           2.52%
Net assets, end of year (in thousands)            $    612,593    $    535,356    $    467,236    $    416,957    $    422,996
Ratio of net expenses to average net assets (a)           0.58%           0.59%           0.60%           0.61%           0.61%
Ratio of net investment income to
 average net assets                                       4.45%           4.84%           5.05%           5.17%           4.88%
Portfolio turnover                                       10.69%           9.99%           9.06%          15.74%          10.69%

<F1>
(a) Percentages before custodian expense reduction were:

    .60% for 2003, .61% for 2002, .62% for 2001, .63% for 2000, and .63% for
     1999.


    The accompanying notes are an integral part of the financial statements.
                                       41

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
51.69% of Net Assets
Boone-Florence Water Supply System Revenue                          4.300   12/1/2011   Aaa/AAA*   $    505,000  $     551,157
Carrollton & Henderson KY Public Energy Authority Gas Revenue       5.000    1/1/2006   Aaa/AAA*      1,000,000      1,086,420
Carrollton & Henderson Ky Public Energy Authority Gas Revenue A     5.000    1/1/2009   Aaa/AAA*      3,650,000      4,122,382
Carrollton & Henderson KY Public Energy Authority Gas Revenue       4.200    1/1/2006   Aaa/AAA*        750,000        800,130
Eastern KY University Consolidated Education Building               4.300    5/1/2009   Aaa/AAA*        500,000        548,290
Jefferson County KY Health Facility  University Medical Center      5.000    7/1/2008   Aaa/AAA*        300,000        333,666
Jefferson County KY School District Finance Corporation S:A         4.900    1/1/2008   Aaa/AAA*        550,000        614,081
Jefferson County KY School District Finance Corporation S:A         5.000    1/1/2009   Aaa/AAA*        750,000        844,605
Jefferson County School District Finance Corporation  S:A           3.125    1/1/2011   Aaa/AAA*      2,240,000      2,249,677
Jefferson County KY Capital Project Corporation Lease Revenue A     5.500    4/1/2005   Aaa/AAA*        365,000        392,200
KY Asset/Liability Community General Fund Revenue                   3.000   7/15/2011   Aaa/AAA*      2,000,000      1,980,220
Kentucky Asset/Liability Community General Fund Revenue             5.000   7/15/2009   Aaa/AAA*      2,000,000      2,270,340
KY Economic Development Finance Authority  Baptist Health Systems   4.750   8/15/2005   Aaa/AAA*      4,000,000      4,230,520
Kentucky Economic Development Finance Authority  Ashland Hospital   5.000    2/1/2005   Aaa/AAA*        500,000        528,780
KY Economic Development Finance Authority Appalachian Hospital      5.500   10/1/2007     A/A*        1,000,000      1,104,950
KY Economic Development Finance Authority Appalachian Hospital      5.700   10/1/2010      A*         1,000,000      1,105,020
KY Housing Corporation Housing Revenue                              4.850    7/1/2004   Aaa/AAA*      1,700,000      1,749,062
KY Housing Corporation Housing Revenue                              5.150    7/1/2007   Aaa/AAA*      3,225,000      3,382,670
KY Housing Corporation Housing Revenue                              5.300    1/1/2004   Aaa/AAA*      2,250,000      2,290,140
KY State Property & Building Commission Project #69                 5.500    8/1/2008   Aaa/AAA*      1,140,000      1,312,357
KY State Property & Building Commission Project #69                 5.000    8/1/2008   Aaa/AAA*      1,320,000      1,491,468
KY State Property & Building Commission Project #69                 5.000    8/1/2009   Aaa/AAA*      1,620,000      1,838,489
Kentucky State Property & Building Community Project #65            5.750    2/1/2009   Aaa/AAA*        750,000        875,475
KY Property & Building Commission  Project#73  Series D             5.500    8/1/2007   Aaa/AAA*      2,000,000      2,270,780
Kentucky State Property & Building Commission  Project #74          5.375    2/1/2009   Aaa/AAA*      1,000,000      1,145,630
KY State Turnpike Authority  Revitaliation Projects                 5.500    7/1/2009   Aaa/AAA*      3,775,000      4,388,891
KY Turnpike Authority Economic Development Road Revenue             5.500    7/1/2007   Aaa/AAA*      3,000,000      3,405,690
Marion County Ky Alliant Health System Revenue                      4.200   10/1/2007   Aaa/AAA*        325,000        355,670
Northern KY University Certificate of Participation Housing
Facility                                                           4.500    12/1/2004   Aaa/AAA*      1,000,000      1,049,200
Northern KY University Certificates of Participation Student
Housing                                                             5.000   12/1/2007   Aaa/AAA*      1,190,000      1,340,261
Northern KY Water Services District Water District Revenue          4.750    2/1/2011     Aaa         1,025,000      1,112,381
University Of Kentucky Consolidated Education Building              4.600    5/1/2011   Aaa/AAA*        650,000        672,003
                                                                                                                 -------------
                                                                                                                    51,442,605
LEASE REVENUE BONDS
18.44% of Net Assets
Jefferson County Ky School District Finance Corporation S:B         4.400    2/1/2008   Aa3/AA-*        500,000        547,955
Kenton County KY School District Finance Corporation                5.200    3/1/2005   Aa3/AA-*        500,000        532,260
Kentucky Asset/Liability Community General Fund Project Notes       5.000    2/1/2007   Aa3/AA-*        500,000        554,025
KY Area Development District Financing  City of Ewing               5.100    6/1/2010     AA*         1,300,000      1,478,100
KY Infractructure Authority  Series A                               5.000    6/1/2010   Aa3/AA-*      2,000,000      2,260,220
KY Infrastructure Authority  Government Agency Program              4.000    8/1/2010     A-*         1,000,000      1,056,840
KY Infrastructure Authority  Revolving Fund Program                 5.000    6/1/2006   Aa3/AA-*        415,000        455,956
KY Interlocal School Transportation Equipment Lease                 4.900    3/1/2004     Aa3           500,000        514,235
Kentucky State Property & Building Commission  Project #71          5.500    8/1/2008   Aa3/AA-*         10,000         11,502
KY State Property & Building Community Revenue  Project #60         5.500   10/1/2008   Aa3/AA-*        500,000        577,380
KY State Property & Building Commission Road Fund  Project #73      3.700   11/1/2008   Aa3/AA-*      1,000,000      1,067,300
KY State Property & Building Commission  Project #73                5.250   11/1/2008    Aa3/A+*      1,750,000      1,998,343
KY Property & Building Commission  Project #73                      5.250   11/1/2009   Aa3/AA-*      1,790,000      2,066,501
Kentucky State Property & Building Commission  Project #73          5.250   11/1/2010    Aa3/A+*      3,000,000      3,458,460
KY State Property & Building Commission Project #55                 4.700    9/1/2004   Aa3/AA-*      1,730,000      1,776,433
                                                                                                                 -------------
                                                                                                                   18,355,510
ESCROWED TO MATURITY BONDS
7.18% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue            6.375   12/1/2007      NR         1,500,000      1,779,015
Kentucky State Property & Building Commission  Project #71          5.500    8/1/2008   Aaa/AAA*      4,440,000      5,132,018
Owensboro KY Electric Light & Power Revenue                        10.500    1/1/2004      AAA*         220,000        231,427
                                                                                                                 -------------
                                                                                                                     7,142,460


    The accompanying notes are an integral part of the financial statements.
                                       42

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.94% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health     4.250   10/1/2009   A1/AA-*    $    255,000  $     277,743
Kentucky Economic Development Finance Authority Catholic Health     4.500   10/1/2011   A1/AA-*       1,000,000      1,092,830
Kentucky Economic Development Finance Authority Catholic Health     5.500   12/1/2006   Aa2/AA*       1,790,000      1,991,644
Kentucky Economic Development Finance Authority Catholic Health     5.500   12/1/2010   Aa2/AA*       2,100,000      2,430,036
Kentucky Economic Development Finance Authority Norton Health       6.125   10/1/2010     BBB+        1,000,000      1,113,260
                                                                                                                 -------------
                                                                                                                     6,905,513
MUNICIPAL UTILITY REVENUE BONDS
3.66% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B         5.000    7/1/2007   Aa3/AA*       1,290,000      1,441,317
Louisville KY Waterworks Board Water System Revenue Refunding       4.250  11/15/2007   Aa1/AA*       1,000,000      1,095,100
Louisville KY Waterworks Board Water System Revenue Bonds           4.500  11/15/2010   Aa1/AA*       1,000,000      1,107,620
                                                                                                                 -------------
                                                                                                                     3,644,037
GENERAL OBLIGATION BONDS
3.10% of Net Assets
Jefferson Co General Obligation                                     5.500   8/15/2010   Aa2/AA*       2,635,000      3,082,291
                                                                                                                 -------------
                                                                                                                     3,082,291
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.42% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project            6.650    8/1/2009     Baa2        1,500,000      1,519,740
Ashland KY Pollution Control Revenue Ashland Inc Project            5.700   11/1/2009     Baa2          500,000        525,970
Meade County KY Pollution Control Revenue-Olin Corporation          6.000    7/1/2007      NR           355,000        367,436
                                                                                                                 ------------
                                                                                                                     2,413,146
PREREFUNDED BONDS
2.05% of Net Assets
KY State Property & Building Commission Project #55                 4.700    9/1/2004   Aaa/AAA*        300,000        308,091
KY State Property & Building Commission Project #59                 5.600   11/1/2007   Aa3/AA*       1,550,000      1,733,303
                                                                                                                 -------------
                                                                                                                     2,041,394
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.04% of Net Assets
Murray State University Revenue Series G Second Series              5.600    5/1/2006     A2/A        1,000,000      1,033,460
                                                                                                                 -------------
                                                                                                                     1,033,460
CERTIFICATES OF PARTICIPATION BONDS
..81% of Net Assets
Shelbyville Certificates of Participation Refinancing               4.900   10/1/2007    NR/NR          810,000        809,935
                                                                                                                 -------------
                                                                                                                       809,935
                                                                                                                 -------------
Total Investments (cost $92,476,146)(a) - 97.33% of Net Assets                                                   $  96,870,351
                                                                                                                 =============

<F1>
     *   Standard and Poor's Corporation
         All other ratings by Moody's Investors Service, Inc.
     NR  Not Rated
<F2>
     #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation        $  4,492,528
                                                                    Unrealized depreciation             (98,323)
                                                                                                   ------------
                                                                    Net unrealized appreciation    $  4,394,205
                                                                                                   ============



    The accompanying notes are an integral part of the financial statements.
                                       43

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at
value (Cost: $92,476,146)                                         $  96,870,351
Cash                                                                  3,583,447
Receivable from investments sold                                      2,245,000
Interest receivable                                                   1,480,497
                                                                  -------------
      Total assets                                                  104,179,295
LIABILITIES:
Payable for:
   Investments Purchased                          $  4,327,780
   Distributions                                       256,765
   Fund shares redeemed                                  6,500
   Management fee                                       40,567
   Transfer agent                                       10,262
   Other fees                                            8,081
                                                  -------------
      Total liabilities                                               4,649,955
                                                                  -------------
NET ASSETS:
Capital                                                              96,129,596
Net accumulated realized loss on investment
 transactions                                                          (994,461)
Net unrealized appreciation in value of
 investments                                                          4,394,205
                                                                  -------------
Net assets at value                                               $  99,529,340
                                                                  =============
NET ASSET VALUE, offering price and redemption
 price per share ($99,529,340 -:- 18,305,944
 shares outstanding)                                              $        5.44
                                                                  =============

===============================================================================
STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                $   3,753,843
                                                  -------------
   Expenses:
      Management fee                                    455,861
      Transfer agent                                    115,407
      Professional fees                                  11,251
      Trustee fees                                        9,561
      Other expenses                                     50,603
                                                  -------------
      Total expenses                                    642,683
      Custodian expense reductions                      (17,631)
                                                  -------------
Net investment income
                                                      3,128,791
                                                  -------------
Realized and unrealized gain on investments:
   Net realized gain                                    112,593
   Net increase in unrealized appreciation            2,113,506
                                                  -------------
Net realized and unrealized gain on investments       2,226,099
                                                  -------------
Net increase in net assets resulting from
 operations                                       $   5,354,890
                                                  =============

    The accompanying notes are an integral part of the financial statements.
                                       44

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                       2003            2002
                                                  -------------   -------------
Increase in net assets:
   Operations:
      Net investment income                       $   3,128,791   $   2,759,916
      Net realized gain/(loss) on investments           112,593         (10,009)
      Net increase in unrealized appreciation         2,113,506         942,119
                                                  -------------   -------------
   Net increase in net assets resulting from
    operations                                        5,354,890       3,692,026
   Distributions to shareholders from net
    investment income                                (3,128,791)     (2,759,916)
   Net fund share transactions                       17,221,036      23,595,448
                                                  -------------   -------------
Total increase                                       19,447,135      24,527,558
Net assets:
   Beginning of year                                 80,082,205      55,554,647
                                                  -------------   -------------
   End of year                                    $  99,529,340   $  80,082,205
                                                  =============   =============

================================================================================
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                               For the years ended June 30,
                                                  ---------------------------------------------------
                                                    2003       2002       2001       2000       1999
                                                  --------   --------   --------   --------   -------
Net asset value, beginning of year                $   5.30   $   5.22   $   5.09   $   5.20   $  5.27
                                                  --------   --------   --------   --------   -------
Income from investment operations:
   Net investment income                              0.19       0.20       0.23       0.21      0.21
   Net gains/(losses) on securities, both
    realized and unrealized                           0.14       0.08       0.13      (0.11)    (0.07)
                                                  --------   --------   --------   --------   -------
Total from investment operations                      0.33       0.28       0.36       0.10      0.14
Less distributions:
   Distributions from net investment income          (0.19)     (0.20)     (0.23)     (0.21)    (0.21)
                                                  --------   --------   --------   --------   -------
Net asset value, end of year                      $   5.44   $   5.30   $   5.22      $5.09   $  5.20
                                                  ========   ========   ========   ========   =======
Total return                                          6.23%      5.50%      7.18%      1.95%     2.58%
Net assets, end of year (in thousands)            $ 99,529   $ 80,082   $ 55,555   $ 51,205   $ 58,630
Ratio of net expenses to average net assets (a)       0.69%      0.69%      0.70%      0.69%     0.72%
Ratio of net investment income to average net
 assets                                               3.43%      3.82%      4.42%      4.06%     3.89%
Portfolio turnover                                   22.30%      8.04%     22.40%     30.57%    27.38%

<F1>
(a) Percentages before custodian expense reduction were:

    .71% for 2003, .71% for 2002, .72% for 2001, .71% for 2000 and .74% for
    1999.


    The accompanying notes are an integral part of the financial statements.
                                       45

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
72.17% of Net Assets
De Soto County MS School District                                   4.500    4/4/2016     Aaa      $     30,000  $      31,646
Gautier MS Utility District Utility System Revenue                  5.125    3/1/2018     Aaa            75,000         81,297
Hinds County MS Revenue Refunding-MS Methodist Hospital             5.600    5/1/2012   Aaa/AAA*         30,000         31,511
Jackson MS Public School District Limited Tax Notes                 5.375   10/1/2020     Aaa            20,000         22,046
Jackson MS Water & Sewer System Revenue                             5.250    9/1/2020   Aaa/AAA*         50,000         54,699
Madison County MS School District - Series A                        5.250    9/1/2020   Aaa/AAA*         25,000         27,306
Medical Center Educational Building Corporation MS Revenue          5.500   12/1/2023     AAA*           20,000         22,595
MS Development - Madison County Road & Bridge Project               5.250    6/1/2023     Aaa            50,000         53,509
MS Development Bank Special Obligation Madison County               5.250    6/1/2024     Aaa            50,000         53,302
MS Development BK Special Obligation Flowood Revenue Project        5.625   11/1/2019   Aaa/AAA*         10,000         11,154
MS Development BK Special Obligation Natchez Convention Center      5.800    7/1/2019   Aaa/AAA*         25,000         29,506
MS Development Bank Special Obligation Gulfport Water Sewer         5.625    7/1/2024   Aaa/AAA*        105,000        117,563
MS Development BK Special Obligation Gulfport Combined Water        5.500    7/1/2015   Aaa/AAA*         10,000         11,528
MS Development Bank Special Obligation Desoto County                5.900    7/1/2021     AAA*            5,000          5,737
MS Development Bank Special Obligation Rankin County                5.400    7/1/2014   Aaa/AAA*         10,000         11,297
MS Development Bank Special Obligation Meridian Community           5.500    7/1/2016     AAA*           30,000         34,390
MS Development Bank Special Obligation Multi-Purpose                5.000    7/1/2021     AAA*           50,000         52,625
MS Development Bank Special Obligation Wastewater                   5.375    2/1/2021   Aaa/AAA*        100,000        109,025
MS Development Bank Special Obligation Horn Lake                    5.000   10/1/2020     AAA*           50,000         53,085
MS Development Bank Special Obligation Desoto County                5.000   11/1/2022   Aaa/AAA*         25,000         26,300
MS Development Bank Special Obligation Lee County School            4.500    9/1/2021     Aaa           100,000        101,194
MS Development Bank Special Obligation Combination                  5.000    7/1/2018   Aaa/AAA*        100,000        108,435
MS Hospital Equipment & Facilities Singing River Hospital           5.500    3/1/2023   Aaa/AAA*        120,000        120,227
MS Hospital Equipment and Facilities Forrest County                 5.500    1/1/2024   Aaa/AAA*         45,000         48,879
Ms Development BK Special Obligation Culkin Water District          5.800    7/1/2018   Aaa/AAA*         25,000         29,058
MS State University Educational Building Corporate Revenue          5.500    8/1/2014     Aaa            75,000         85,937
Natchez MS Water & Sewer System Revenue                             5.700    8/1/2017   Aaa/AAA*        150,000        168,575
Olive Branch MS Public Improvement                                  4.125    6/1/2022     Aaa           100,000         96,365
Olive Branch MS Water & Sewer Revenue                               4.500    3/1/2014     Aaa            30,000         32,212
Southern MS Education Building Corporation Revenue MS               5.100    3/1/2020   Aaa/AAA*         70,000         74,586
Southern MS University Educational Building Corporation             5.750    3/1/2021     Aaa            10,000         11,354
Stone County MS School District                                     4.000    6/1/2016   Aaa/AAA*        100,000        101,089
Tupelo MS Public School District                                    5.375   11/1/2015   Aaa/AAA*         20,000         22,525
University MS Educational Building - Stadium A                      5.500   12/1/2017   Aaa/AAA*          5,000          5,555
Walnut Grove Correctional Authority Certificates of Participation   6.000   11/1/2019   Aaa/AAA*         90,000        106,329
Winston County MS Urban Renewal Revenue                             5.150   12/1/2017     AAA*           15,000         16,449
                                                                                                                 -------------
                                                                                                                     1,968,890

PREREFUNDED BONDS
11.59% of Net Assets
MS State Capital Improvements                                       5.000  11/01/2018      AA*          125,000        143,710
MS State Capital Improvements                                       5.000  11/01/2018      AA*           50,000         57,484
Mississippi State Capital Improvements                              5.000  11/01/2018      AA*          100,000        114,968
                                                                                                                 -------------
                                                                                                                       316,162

GENERAL OBLIGATION BONDS
6.36% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A                 5.900  10/01/2019      A*            35,000         37,879
Hinds County MS School District                                     4.750    3/1/2015      NR            50,000         52,412
Horn Lake Special Assessment Improvement Bonds-Desoto               5.400   4/15/2020     A-*            25,000         27,134
Jackson MS Redevelopment Authority Urban Renewal Revenue            5.600   11/1/2021      A2            20,000         22,177
MS Development BK Special Obligation Adams County Juvenile          5.900    7/1/2017      A*            10,000         11,295
Mississippi State                                                   5.100  11/15/2012    Aa3/AA*         10,000         11,467
Richland MS Tax Increment                                           5.600    6/1/2013      NR            10,000         11,041
                                                                                                                 -------------
                                                                                                                       173,405

MUNICIPAL UTILITY REVENUE BONDS
2.39% of Net Assets
MS Development Bank Special Obligation-Bay St Louis                 5.375    7/1/2014      A*            10,000         10,668


    The accompanying notes are an intergral part of the financial statements.
                                       46

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value      Market Value
------------------------------------------------------------------------------------------------------------------------------

MS Development Bank Special Obligation Okolona Electric             5.350    7/1/2014      A*      $     50,000  $      54,405
                                                                                                                 -------------
                                                                                                                        65,073

ESCROWED TO MATURITY BONDS
2.15% of Net Assets
Harrison County MS Wastewater Management District                   5.000    2/1/2015   AAA/Aaa*         25,000         28,215
MS Gulf Coast Regional Wastewater Treatment Facilities              7.000    7/1/2012      NR            25,000         30,370
                                                                                                                 -------------
                                                                                                                        58,585

PUBLIC FACILITIES REVENUE BONDS
1.95% of Net Assets
Mississippi Development Bank Special Obligation - Southaven         6.200    3/1/2020      A*            10,000         10,883
Vicksburg Warren MS School District                                 4.700    2/1/2017     AA-*           40,000         42,416
                                                                                                                 -------------
                                                                                                                        53,299

CERTIFICATES OF PARTICIPATION BONDS
1.56% of Net Assets
Monroe County MS Certificates of Participation Jail Project         5.050    4/1/2020     Aaa            40,000         42,496
                                                                                                                 -------------
                                                                                                                        42,496

STATE AND LOCAL MORTGAGE REVENUE BONDS
..19% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A         5.350   12/1/2014     Aaa             5,000          5,329
                                                                                                                 -------------
                                                                                                                         5,329
                                                                                                                 -------------
Total Investments (cost $2,492,962)(a) - 98.36% of Net Assets                                                    $   2,683,239
                                                                                                                 =============

<F1>
     * Standard and Poor's Corporation
       All other ratings by Moody's Investors Service, Inc.
<F2>
     NR   Not Rated
<F3>
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                   Unrealized appreciation         $    195,413
                                                                   Unrealized depreciation               (5,136)
                                                                                                   ------------
                                                                   Net unrealized appreciation     $    190,277
                                                                                                   ============


    The accompanying notes are an intergral part of the financial statements.
                                       47

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value
 (Cost: $2,492,962)                                         $   2,683,239
Cash                                                               30,605
Interest receivable                                                42,681
Receivable from Advisor                                             4,198
Prepaid expenses                                                      132
                                                            -------------
      Total assets                                              2,760,855
LIABILITIES:
Payable for:
   Distributions                             $     27,445
   Fund shares redeemed                               100
   Transfer agent                                   5,415
                                             ------------
      Total liabilities                                            32,960
                                                            -------------
NET ASSETS:
Capital                                                         2,536,865
Net accumulated realized gain on investment
 transactions                                                         753
Net unrealized appreciation in value of
 investments                                                      190,277
                                                            -------------
Net assets at value                                         $   2,727,895
                                                            =============
NET ASSET VALUE, offering price and
 redemption price per shares
 ($2,727,895 -:- 232,399 shares outstanding)                $       11.74
                                                            =============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                     $  111,541
                                                       ----------
   Expenses:
      Management fee                                       11,797
      Transfer agent                                        3,539
      Custodian fees                                        4,800
      Professional fees                                     1,787
      Trustee fees                                            244
      Other expenses                                        3,521
                                                       ----------
      Total expenses                                       25,688
      Expenses reimbursed by Investment Advisor           (13,102)
      Custodian expense reductions                        (4,800)
                                                       ----------
Net investment  income                                    103,755
                                                       ----------
Realized and unrealized gain on investments:
   Net realized gain                                          753
   Net increase in unrealized appreciation                145,662
                                                       ----------
Net realized and unrealized gain on investments           146,415
                                                       ----------
Net increase in net assets resulting from operations   $  250,170
                                                       ==========


    The accompanying notes are an intergral part of the financial statements.
                                       48

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002
                                                         2003          2002
                                                      -----------   -----------
Increase in net assets:
   Operations:
      Net investment income                           $   103,755   $    64,095
      Net realized gain on investments                        753            91
      Net increase in unrealized appreciation             145,662        22,145
                                                      -----------   -----------
   Net increase in net assets resulting from
    operations                                            250,170        86,331
   Distributions to shareholders from net investment
    income                                               (103,755)      (64,095)
   Distributions to shareholders from capital gain            (91)            0
   Net fund share transactions                            752,982       990,233
                                                      -----------   -----------
Total increase                                            899,306     1,012,469
Net assets:
   Beginning of year                                    1,828,589       816,120
                                                      -----------   -----------
   End of year                                        $ 2,727,895   $ 1,828,589
                                                      ===========   ===========

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                      The period
                                                     For the years ended June 30,     1/1/2000 to
                                                    2003        2002        2001      6/30/00 (a)
                                                  ---------   ---------   ---------   -----------
Net asset value, beginning of year                $   11.00   $   10.83   $   10.35   $     10.00
                                                  ---------   ---------   ---------   -----------
Income from investment operations:
   Net investment income                               0.50        0.54        0.55          0.27
   Net gains on securities,
    both realized and unrealized                       0.74        0.17        0.48          0.35
                                                  ---------   ---------   ---------   -----------
Total from investment operations                       1.24        0.71        1.03          0.62
Less distributions:
   Distributions from net investment income           (0.50)      (0.54)      (0.55)        (0.27)
                                                  ---------   ---------   ---------   -----------
Net asset value, end of year                      $   11.74   $   11.00   $   10.83   $     10.35
                                                  =========   =========   =========   ===========
Total return                                          11.53%       6.67%      10.19%         6.24%(c)
Net assets, end of year (in thousands)            $   2,728   $   1,829   $     816   $       238
Ratio of net expenses to average net assets (d)        0.33%       0.27%       0.21%         0.50%(b)
Ratio of net investment income to
 average net assets                                    4.37%       4.87%       5.18%         5.31%(b)
Portfolio turnover                                     2.36%       3.40%       0.00%         0.00%

<F1>
(a)  Commencement of operations January 1, 2000

<F2>
(b)  Annualized

<F3>
(c)  Total return is not annualized

<F4>
(d) Percentages are after expenses reimbursed by Adviser and custodian expense reduction. Expenses reimbursed by Adviser and custodian expense reduction were: .55% and .20% for 2003, .60% and .37% for 2002, .92% and 1.02% for
     2001 and 2.85% and 1.39% for 2000 respectively.


    The accompanying notes are an intergral part of the financial statements.
                                       49

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
54.29% of Net Assets
Appalacian State University NC Revenue                              5.125    5/1/2021     Aaa      $  1,000,000  $   1,078,860
Catawba County NC Catawba Memorial Hospital Revenue                 5.000   10/1/2017   Aaa/AAA*        500,000        532,430
Craven NC Regional Medical Authority Health Care Facilities         5.625   10/1/2017   Aaa/AAA*         10,000         10,294
Cumberland County NC Certificates of Participation Civic Center     5.000   12/1/2018   Aaa/AAA*        500,000        535,230
Cumberland County NC Hospital Facilities Revenue                    5.250   10/1/2019    Aa/AA*       1,000,000      1,051,890
Dare County NC Utility System Revenue                               5.250    6/1/2018   Aaa/AAA*        250,000        282,073
Dare County NC Certificates of Participation                        5.125    6/1/2018   Aaa/AAA*        500,000        553,435
Elizabeth City NC Housing Developement Mortgage Revenue             6.125    4/1/2023      Aa           140,000        145,671
Gaston County NC Certificates of Participation Public Facilities    5.250   12/1/2016   Aaa/AAA*        850,000        941,154
Gastonia NC Combined Utilities Systems Revenue                      5.625    5/1/2019   Aaa/AAA*        500,000        567,695
Greenville NC Housing Developement Corp Series A                    5.800    7/1/2024   Aaa/AAA*         35,000         35,712
Harnett County NC Certificate of Participation                      5.000   12/1/2018   Aaa/AAA*      1,000,000      1,092,110
Lenoir NC Housing Authority Mortgage Revenue                        5.700   8/20/2024     AAA*          100,000        106,143
New Hanover County NC Certificates of Participation                 5.000   12/1/2017   Aaa/AAA*        250,000        267,913
New Hanover County NC Hospital Revenue                              5.750   10/1/2026   Aaa/AAA*        100,000        109,616
New Hanover County NC Hospital Revenue                              5.000   10/1/2019   Aaa/AAA*      1,110,000      1,174,413
New Hanover County NC Certificates of Participation                 5.000   12/1/2022   Aaa/AAA*      1,000,000      1,066,190
NC Educational Facilities Finance Agency St Augustines              5.250   10/1/2018     AA*           600,000        641,370
NC Educational Facilities Finance Agency St Augustines              5.250   10/1/2028     AA*           630,000        657,329
NC Eastern Municipal Power Agency Power System Revenue              5.500    1/1/2017   Aaa/AAA*        150,000        150,540
NC Eastern Municipal Power Agency Power System Revenue              5.750    1/1/2019   Aaa/AAA*        100,000        101,502
NC Eastern Municipal Power Agency Power System Revenue              5.700    1/1/2015   Aaa/AAA*        345,000        387,756
NC Eastern Municipal Power Agency Power System Refunding            5.375    1/1/2024   Aaa/AAA*      1,000,000      1,064,510
NC Central University Housing System Revenue                        5.800   11/1/2018   Aaa/AAA*         50,000         56,410
NC Central University Housing System Revenue                        5.800   11/1/2020   Aaa/AAA*         60,000         67,340
NC Medical Care Community Hospital Revenue-High Point               5.000   10/1/2019   Aaa/AAA*        500,000        533,005
NC Medial Care Community Hospital Northeast Medical Center          4.600   11/1/2020   Aaa/AAA*        350,000        358,257
NC Medical Care Community Hospital Revenue-Rex Hospital             5.000    6/1/2017   Aaa/AAA*        500,000        532,685
NC Medical Care Community Hospital Revenue-St Joseph                5.100   10/1/2014   Aaa/AAA*          5,000          5,646
NC Medical Care Community Hospital Revenue-Stanly Hospital          5.375   10/1/2014   Aaa/AAA*         50,000         54,658
NC Medical Care Community Hospital Revenue-Wilson Memorial          5.625   11/1/2018   Aaa/AAA*         80,000         87,657
NC Municipal Power Agency No 1 Catawba Electric Revenue             5.125    1/1/2017   Aaa/AAA*        500,000        533,020
NC Municipal Power Agency No 1 Catawba Electric Revenue             5.125    1/1/2017   Aaa/AAA*        700,000        754,103
Pitt County NC Certificates of Participation Public Facilities      5.850    4/1/2017   Aaa/AAA*        100,000        113,901
Pitt County NC Certificates of Participation Public Facilities      5.500    4/1/2020   Aaa/AAA*        500,000        555,315
Raleigh Durham NC Airport Authority                                 5.250   11/1/2018     Aaa         1,000,000      1,089,940
Raleigh/Durham NC Airport Revenue                                   5.000   11/1/2020     Aaa         1,000,000      1,052,450
Randolph County NC Certificates of Participation                    5.750    6/1/2022   Aaa/AAA*        500,000        560,880
Union County NC Enterprise System Revenue                           5.500    6/1/2021   Aaa/AAA*        245,000        267,136
Union County NC Enterprise System                                   4.100    6/1/2021   Aaa/AAA*      1,185,000      1,154,119
University of NC at Chapel Hill Hospital Revenue                    5.250   2/15/2017   Aaa/AAA*        500,000        549,495
University of NC at Wilmington Dorm & Dining System Revenue         5.400    1/1/2018   Aaa/AAA*        120,000        132,944
Wilson Combined Enterprise System                                   4.700   12/1/2022   Aaa/AAA*        500,000        513,000
University of NC at Winston-Salem Student Services Revenue          5.400    6/1/2012   Aaa/AAA*         10,000         10,917
                                                                                                                 -------------
                                                                                                                    21,536,714

HOSPITAL AND HEALTHCARE REVENUE BONDS
15.09% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue                 5.750   1/15/2021   Aa3/AA*         250,000        262,998
Charlotte/Mecklenburg NC Hospital Authority Revenue                 5.875   1/15/2026   Aa3/AA*          50,000         52,637
Charlotte/Mecklenburg NC Hospital Authority Revenue                 5.000   1/15/2017   Aa3/AA*         750,000        775,253
Cumberland County NC Hospital Facilities Revenue                    5.250   10/1/2019   A3/A-*        1,000,000      1,022,760


    The accompanying notes are an integral part of the financial statments.
                                       50

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community Hospital Revenue-Carolina Medicorp        5.500    5/1/2015   Aa3/AA*    $     70,000  $      71,726
NC Medical Care Community Hospital Revenue-Duke Univ Hosp           5.250    6/1/2017   Aa3/AA*         900,000        952,290
NC Medical Care Community Hospital Revenue-Duke Univ Hosp           5.250    6/1/2021   Aa3/AA*         150,000        153,657
NC Medical Care Community Hospital Revenue-Gaston Memorial          5.500   2/15/2019    A1/A+*         150,000        155,558
NC Medical Care Community Hospital Revenue-Pitt County              5.250   12/1/2013   Aa3/AA*         800,000        865,688
NC Medical Care Community Hospital Revenue-Pitt County              5.000   12/1/2018   Aa3/AA-*        500,000        517,275
NC Medical Care Community Hospital Revenue-Presbyterian             5.500   10/1/2014   A1/AA-*          35,000         35,904
NC Medical Care Community Hospital Revenue-Presbyterian             5.500   10/1/2020   A1/AA-*       1,100,000      1,121,802
                                                                                                                 -------------
                                                                                                                     5,987,548

PREREFUNDED BONDS
8.85% of Net Assets
Fayetteville NC Public Works Community Revenue                      5.100    3/1/2015   Aaa/AAA*        400,000        451,012
Greensboro NC Coliseum Complex Improvement                          5.700   12/1/2010    A1/AA*          55,000         63,355
Greenville NC Enterprise System Revenue                             6.000    9/1/2010    A1/A+*         100,000        107,860
NC Eastern Municipal Power Agency Power System                      6.000    1/1/2026   Aaa/BBB*         15,000         18,253
North Carolina Public Improvement                                   5.250    3/1/2016   Aaa/AAA*      1,000,000      1,167,657
Orange NC Water & Sewer Revenue Bond Prerefunded                    5.200    7/1/2016   Aa1/AA*          65,000         66,308
Pitt County NC Memorial Hospital Revenue                            5.500   12/1/2015   Aaa/AAA*        325,000        358,166
University of NC at Chapel Hill Hospital Revenue                    5.250   2/15/2019    A1/AA*         105,000        117,202
Winston-Salem NC Water & Sewer System Revenue                       5.125    6/1/2020   Aa2/AAA*      1,000,000      1,162,820
                                                                                                                 -------------
                                                                                                                     3,512,633

CERTIFICATES OF PARTICIPATION BONDS
8.19% of Net Assets
Cabarrus County NC Certificates of Participation                    5.000    4/1/2021   Aa3/AA-         650,000        690,144
Charlotte NC Certificates of Participation Convention Facilities    5.500   12/1/2020   Aa2/AA+         700,000        780,619
Forsyth County NC Certificates of Participation                     5.000   10/1/2018   Aa1/AA+         400,000        428,884
Forsyth County NC Certificates of Participation                     5.125   10/1/2017   Aa1/AA+         500,000        551,685
New Hanover County NC Certificates of Participation                 5.000    3/1/2020   Aaa/AAA         750,000        797,138
                                                                                                                 -------------
                                                                                                                     3,248,470

GENERAL OBLIGATION BONDS
5.30% of Net Assets
Cary NC General Obligation Bond                                     5.000    3/1/2019   Aaa/AAA*      1,000,000      1,079,500
Charlotte NC Series A                                               4.500    7/1/2021   Aaa/AAA*      1,000,000      1,024,290
                                                                                                                 -------------
                                                                                                                     2,103,790

PUBLIC FACILITIES REVENUE BONDS
2.03% of Net Assets
Cary NC Combined Enterprise System Revenue                          5.000   12/1/2022    Aa/AA*         700,000        739,347
Shelby NC Combined Enterprise System Revenue                        5.625    5/1/2014   Baa1/A-*         20,000         21,564
Shelby NC Combined Enterprise System Revenue                        5.625    5/1/2014   Baa1/A-*         40,000         43,128
                                                                                                                 -------------
                                                                                                                       804,039

MUNICIPAL UTILITY REVENUE BONDS
1.83% of Net Assets
Charlotte NC Storm Water Revenue Refunding                          5.250    6/1/2019   Aa1/AA+*        520,000        576,956
Orange NC Water & Sewer Authority Revenue                           5.200    7/1/2016    Aa/AA*         145,000        147,917
                                                                                                                 -------------
                                                                                                                       724,873

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.16% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y            6.300    9/1/2015    Aa/AA*          95,000         99,638
NC Housing Finance Agency Single Family Revenue Series II           6.200    3/1/2016   Aa2/AA*          65,000         69,035


    The accompanying notes are an integral part of the financial statments.
                                       51

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
NC Housing Finance Agency Single Family Revenue Series KK           5.875    9/1/2017   Aa2/AA+*   $     80,000  $      84,339
NC Housing Finance Agency Home Ownership Revenue                    5.125    7/1/2013   Aa2/AA*         100,000        106,907
Vance County NC Housing Mortgage Revenue Henderson Project          6.150    3/1/2022     Aa2           100,000        100,252
                                                                                                                 -------------
                                                                                                                       460,171
                                                                                                                 -------------
Total Investments (cost $35,889,204)(a) - 96.74% of Net Assets                                                   $  38,378,238
                                                                                                                 =============

<F1>
   *   Standard and Poor's Corporation
       All other ratings by Moody's Investors Service, Inc.
<F2>
   #   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                Unrealized appreciation            $  2,512,899
                                                                Unrealized depreciation                 (23,865)
                                                                                                   ------------
                                                                Net unrealized appreciation        $  2,489,034
                                                                                                   ============


    The accompanying notes are an integral part of the financial statments.
                                       52

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities,
 at value (Cost: $35,889,204)                                   $    38,378,238
Cash                                                                  1,314,075
Interest receivable                                                     409,425
                                                                ---------------
      Total assets                                                   40,101,738
LIABILITIES:
Payable for:
   Distributions                              $       387,355
   Fund shares redeemed                                23,823
   Management fee                                      17,349
   Transfer agent                                       4,674
   Other fees                                             624
                                              ---------------
      Total liabilities                                                 433,825
                                                                ---------------
NET ASSETS:
Capital                                                              38,186,326
Net accumulated realized loss on investment
 transactions                                                        (1,007,447)
Net unrealized appreciation in value of
 investments                                                          2,489,034
                                                                ---------------
Net assets at value                                             $    39,667,913
                                                                ===============
NET ASSET VALUE, offering price and
 redemption price per share
 ($39,667,913 -:- 3,568,504
 shares outstanding)                                            $         11.12
                                                                ===============

================================================================================
STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                              $     1,796,172
                                                                ---------------
   Expenses:
      Management fee                                                    180,818
      Transfer agent                                                     49,396
      Professional fees                                                   5,559
      Trustee fees                                                        3,791
      Other expenses                                                     22,668
                                                                ---------------
      Total expenses                                                    262,232
      Expenses reimbursed by Investment Advisor                          (7,901)
      Custodian expense reductions                                       (9,118)
                                                                ---------------
Net investment income                                                 1,550,959
                                                                ---------------
Realized and unrealized gain/(loss) on investments:
   Net realized loss                                                   (863,370)
   Net increase in unrealized appreciation                            2,292,076
                                                                ---------------
Net realized and unrealized gain on investments                       1,428,706
                                                                ---------------
Net increase in net assets resulting from operations            $     2,979,665
                                                                ===============


    The accompanying notes are an integral part of the financial statements.
                                       53

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                    2003              2002
                                              ---------------   ---------------
Increase in net assets:
   Operations:
      Net investment income                   $     1,550,959   $     1,357,245
      Net realized loss on investments               (863,370)          (13,907)
      Net increase in unrealized
       appreciation                                 2,292,076           133,337
                                              ---------------   ---------------
   Net increase in net assets resulting
    from operations                                 2,979,665         1,476,675
   Distributions to shareholders from
    net investment income                          (1,550,959)       (1,357,245)
   Net fund share transactions                      5,654,610         6,519,767
                                              ---------------   ---------------
Total increase                                      7,083,316         6,639,197
Net assets:
   Beginning of year                               32,584,597        25,945,400
                                              ---------------   ---------------
   End of year                                $    39,667,913   $    32,584,597
                                              ===============   ===============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                        For the years ended June 30,
                                                  ------------------------------------------------------------------------
                                                      2003           2002           2001           2000           1999
                                                  ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                $      10.68   $      10.63   $      10.21   $      10.61   $      10.82
                                                  ------------   ------------   ------------   ------------   ------------
Income from investment operations:
   Net investment income                                  0.47           0.49           0.50           0.51           0.50
   Net gains/(losses) on securities,
    both realized and unrealized                          0.44           0.05           0.42          (0.40)         (0.20)
                                                  ------------   ------------   ------------   ------------   ------------
Total from investment operations                          0.91           0.54           0.92           0.11           0.30
Less distributions:
   Distributions from capital gains                       0.00           0.00           0.00          (0.01)         (0.01)
   Distributions from net investment income              (0.47)         (0.49)         (0.50)         (0.50)         (0.50)
                                                  ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                      $      11.12   $      10.68   $      10.63   $      10.21   $      10.61
                                                  ============   ============   ============   ============   ============
Total return                                              8.70%          5.19%          9.09%          1.07%          2.71%
Net assets, end of year (in thousands)            $     39,668   $     32,585   $     25,945   $     21,660   $     19,456
Ratio of net expenses to average net assets (a)           0.68%          0.57%          0.55%          0.55%          0.45%
Ratio of net investment income to
 average net assets                                       4.29%          4.60%          4.71%          4.92%          4.74%
Portfolio turnover                                        7.99%          6.60%         19.71%         16.14%         11.70%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .02% and .03% for 2003, .14% and .03% for 2002, .16% and .03% for
     2001, .17% and .03% for 2000, and .32% and .04% for 1999
     respectively.


    The accompanying notes are an integral part of the financial statements.
                                   54

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#    Par Value     Market Value
==============================================================================================================================
INSURED MUNICIPAL REVENUE BONDS
40.81% of Net Assets
Asheville NC Certificates of Participation  Series:A                4.600    6/1/2005   Aaa/AAA*   $     50,000  $      53,108
Carteret County NC General Obligation                               5.400    5/1/2009   Aaa/AAA*        100,000        110,685
Catawba County NC Hospital Revenue  Catawba Memorial Hospital       4.000   10/1/2003    Aaa/NR         110,000        110,974
Centennial Authority NC Hotel Tax Revenue Bond  Arena Project       5.000    9/1/2012   Aaa/AAA*        100,000        109,878
Coastal Regulation Solid Waste Management Authority NC              4.250    6/1/2005   Aaa/AAA*        125,000        132,309
Cumberland County NC Hospital Facility Revenue                      5.000   10/1/2006    A3/AA*         150,000        160,764
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments    6.500    1/1/2005   Aaa/AAA*         15,000         15,920
Greenville NC Certificates of Participation  Public Facilities      4.600    6/1/2011   Aaa/AAA*        100,000        108,129
Harnett County Nc Certificates Of Participation                     5.250   12/1/2009   Aaa/AAA*        240,000        279,379
Harnett County NC Certificates of Participation                     4.250   12/1/2011   Aaa/AAA*        150,000        163,041
Haywood County NC Certificates of Participation                     4.000   10/1/2009   Aaa/AAA*        400,000        434,036
Johnston County NC Certificates of Participation  Judicial Annex    5.200    9/1/2007   Aaa/AAA*        100,000        111,918
Johnston County NC Finance Corporation  School & Museum Project     4.650    8/1/2008   Aaa/AAA*        200,000        223,962
New Hanover County NC Regional Medical Center Hospital Revenue      4.250   10/1/2009   Aaa/AAA*        100,000        109,281
North Carolina Medical Care Community Hospital Chatham Memo         3.625   10/1/2010      AA           100,000        102,467
NC Capital Facility Finance Agency  Johnson & Wales University      5.000    4/1/2009   Aaa/AAA*        200,000        226,972
North Carolina Eastern Municipal Power Agency Power Sys Revenue     6.125    1/1/2009     A/A*          120,000        136,220
NC Medical Care Community Hospital-High Point Health System         4.400   10/1/2003   Aaa/AAA*         50,000         50,490
NC Municipal Power Agency  Number 1-Catawba Electric                6.000    1/1/2008   Aaa/AAA*        250,000        289,930
North Carolina Municipal Power Agency  No.1 Catawba Electric        6.000    1/1/2010   Aaa/AAA*        200,000        236,372
North Carolina Medical Care Community Hospital-Scotland Memorial    5.375   10/1/2011     AA*            60,000         62,641
NC Medical Care Community Hospital  Wilson Memorial Hospital        4.900   11/1/2007   Aaa/AAA*         75,000         83,856
North Carolina Medical Care Community Hospital  Wayne Memorial      4.250   10/1/2006   Aaa/NR          100,000        108,067
North Carolina Medical Care Community Hospital  Rex Healthcare      5.250    6/1/2008   Aaa/AAA*        450,000        512,528
NC Municipal Power Agency No 1 Catawba Electric                     5.100    1/1/2007   Aaa/AAA*        125,000        138,093
North Carolina Municipal Power Agency  Catawba Electric             6.000    1/1/2007   Aaa/AAA*        200,000        228,464
Piedmont Triad NC Airport Authority Revenue Bonds  Series A         5.250    7/1/2011   Aaa/AAA*        200,000        226,696
Pitt County NC Certificates of Participation  School Facilities     4.750    4/1/2010   Aaa/AAA*        100,000        111,202
Randolph County NC Certificates of Participation                    5.200    6/1/2008   Aaa/AAA*        145,000        164,666
Union County NC Enterprise System                                   2.700    6/1/2010   Aaa/AAA*        350,000        346,721
University NC System Pool Revenue  Series B                         5.000   10/1/2009   Aaa/AAA*        200,000        227,168
Wilson County NC General Obligation                                 5.000    6/1/2010   Aaa/AAA*        250,000        284,373
                                                                                                                 -------------
                                                                                                                     5,660,310
GENERAL OBLIGATION BONDS
17.28% of Net Assets
Caldwell County NC General Obligation                               6.000    2/1/2005     A1/A*          50,000         50,914
Cary NC General Obligation                                          4.250    3/1/2008   Aaa/AAA*        400,000        436,556
Durham NC Certificates of Participation                             5.100    6/1/2005   Aa1/AA+*        100,000        107,120
Forsyth County Nc Public Improvement General Obligation S:A         4.500    3/1/2009   Aaa/AAA*        250,000        276,828
Hickory Nc General Obligation                                       4.300    5/1/2006   Aa3/AA-*         80,000         86,033
New Hanover County NC General Obligation                            5.300   11/1/200    Aa2/AA-*        150,000        167,750
NC State General Obligation  Series A                               4.750    4/1/2006   Aaa/AAA*        200,000        217,686
North Carolina State General Obligation  Series A                   4.750    4/1/2008   Aa1/AAA*        100,000        111,635
North Carolina State General Obligation  Series A                   4.750    4/1/2010   Aaa/AAA*        100,000        110,104
North Carolina State Public Improvement General Obligation          4.500    3/1/2010   Aaa/AAA*        150,000        165,794
North Carolina State Public School Building General Obligation      4.600    4/1/2010   Aaa/AAA*         50,000         55,130
North Carolina Public School Building General Obligation            4.600    4/1/2011   Aaa/AAA*        115,000        126,068
Wake County NC General Obligation Unlimited                         4.500    3/1/2009   Aaa/AAA*        250,000        268,358
Wake County NC General Obligation                                   4.600    3/1/2011   Aaa/AAA*        200,000        216,308
                                                                                                                 -------------
                                                                                                                     2,396,284
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.56% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care Systems     5.400   1/15/2007    Aa3/AA*        200,000        217,430
Cumberland County NC Hospital Facility Revenue                      4.100   10/1/2003    A3/A-*         175,000        176,143
Cumberland County NC Hospital Facility Revenue                      4.500   10/1/2007    A3/A-*         200,000        213,948
NC Community Health Care Facility  Duke Hospital                    4.100    6/1/2005    Aa3/AA*        100,000        104,900
NC Medical Care Community Health Care Facility  Duke University     4.500    6/1/2007    Aa3/AA*        200,000        216,554
North Carolina Medical Care Community Hospital  Pitt Memorial       4.400   12/1/2011   Aa3/AA-*        275,000        293,750
NC Medical Care Community Hospital  Gaston Memorial                 5.250   2/15/2007    A1/A+*         325,000        356,366



    The accompanying notes are an integral part of the financial statements.
                                       55

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value    Market Value
==============================================================================================================================
North Carolina Medical Care Community Hospital  St Joseph           4.300  10/1/2007     Aa3/AA*  $     150,000  $     163,674
                                                                                                                 -------------
                                                                                                                     1,742,765
CERTIFICATES OF PARTICIPATION BONDS
11.29% of Net Assets
Cabarrus County NC Certificates of Participation                    4.250    4/1/2007   Aa3/AA-*         55,000         59,617
Cabarrus County NC Certificates of Participation                    4.500    4/1/2009   Aa3/AA-*        100,000        110,369
Charlotte NC Certificates of Participation  Series D                5.750    6/1/2006   Aa1/AA+*        100,000        111,850
Charlotte NC Certificates of Participation  Series D                5.750    6/1/2007   Aa1/AA+*        100,000        114,270
Charlotte NC Certificates of Participation  Series D                5.750    6/1/2008   Aa1/AA+*        100,000        116,110
Charlotte NC Certificates of Participation  Series B                5.000    6/1/2009   Aa1/AA+*        100,000        113,497
Durham County Nc Certificates of Participation                      4.750    5/1/2009   Aa1/AA+*        210,000        234,704
Durham County NC Certificates of Participation  Series B            4.950   12/1/2005   Aa1/AA+*        130,000        140,875
Durham NC Certificates of Participation  Series B                   5.000    6/1/2008   Aa1/AA+*        100,000        111,056
Durham NC Certificates Of Participation                             5.000    4/1/2010   Aa1/AA+*        300,000        339,156
Forsyth County NC Certificates of Participation                     5.000   10/1/2009   Aa1/AA+*        100,000        114,074
                                                                                                                 -------------
                                                                                                                     1,565,578
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.96% of Net Assets
North Carolina Raleigh State University Revenue                     5.000   10/1/2011   Aa3/AA*         530,000        604,044
University Of North Carolina Revenue Refunding   Series B           5.000   12/1/2010   Aa1/AA+*        195,000        223,275
                                                                                                                 -------------

                                                                                                                       827,319
LEASE REVENUE BONDS
3.76% of Net Assets
Greensboro Nc Enterprise System Revenue  Combination Ser-A          4.800    6/1/2012   Aa3/AA-*         75,000         82,139
Raleigh NC Combination Enterprise System Revenue                    5.000    3/1/2009   Aa1/AAA*        150,000        166,871
Winston Salem NC Certificates of Participation  Series A            3.950    6/1/2009   Aa1/AA+*        100,000        107,587
Winston-Salem NC Water & Sewer System Revenue                       4.500    6/1/2011   Aa/AAA*         150,000        165,528
                                                                                                                 -------------

                                                                                                                       522,125
ESCROWED TO MATURITY BONDS
1.68% of Net Assets
North Carolina Municipal Power Agency  No 1 Catawba Electric       10.500    1/1/2010   Aaa/AAA*        180,000       232,364
                                                                                                                 -------------
                                                                                                                      232,364
MUNICIPAL UTILITY REVENUE BONDS
..79% of Net Assets
Orange County Water & Sewer Authority Revnue                        4.350    7/1/2010   Aa1/AA*         100,000        109,297
                                                                                                                 -------------
                                                                                                                       109,297
                                                                                                                 -------------
Total Investments (cost $12,481,487)(a) - 94.13% of Net Assets                                                   $  13,056,042
                                                                                                                 =============

<F1>

     * Standard and Poor's Corporation All other ratings by Moody's Investors Service, Inc.
<F2>
     #  Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                   Unrealized appreciation        $     588,427
                                                                   Unrealized depreciation              (13,872)
                                                                                                  -------------
                                                                   Net unrealized appreciation    $     574,555
                                                                                                  =============


    The accompanying notes are an integral part of the financial statements.
                                       56

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value
 (Cost: $12,481,487)                                              $  13,056,042
Cash                                                                    690,135
Receivable for investments sold                                          20,000
Interest receivable                                                     146,624
                                                                  -------------
   Total assets                                                      13,912,801

LIABILITIES:
Payable for:
   Distributions                                    $   33,062
   Management fee                                        2,797
   Transfer agent                                        1,656
   Other fees                                            4,684
                                                    ----------
      Total liabilities                                                  42,199
                                                                  -------------
NET ASSETS:
Capital                                                              13,324,188
Net accumulated realized loss on
investment transactions                                                 (28,141)
Net unrealized appreciation in value
of investments                                                          574,555
                                                                  -------------
Net assets at value                                               $  13,870,602
                                                                  =============
NET ASSET VALUE, offering price and redemption
price per share ($13,870,602 -:- 1,278,462
shares outstanding)                                               $       10.85
                                                                  =============

================================================================================
STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                                   $  401,833
   Expenses:                                                         ----------
      Management fee                                                     53,255
      Transfer agent                                                     15,977
      Custodian fees                                                      4,800
      Professional fees                                                   2,788
      Trustee fees                                                        1,096
      Other expenses                                                      7,706
                                                                      ---------
      Total expenses                                                     85,622
      Expenses reimbursed by Investment Advisor                         (27,908)
      Custodian expense reductions                                       (4,800)
                                                                      ---------
Net investment  income                                                  348,919
                                                                      ---------
Realized and unrealized gain on investments:
   Net realized gain                                                      2,510
   Net increase in unrealized appreciation                              347,088
                                                                      ---------
Net realized and unrealized gain on investments                         349,598
                                                                      ---------
Net increase in net assets resulting from operations                  $ 698,517
                                                                      =========


    The accompanying notes are an integral part of the financial statements.
                                       57

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM
SERIES

STATEMENTS OF CHANGES IN NET ASSETS For the years ended June 30, 2003 and 2002

                                              2003            2002
                                          ------------    ------------
Increase in net assets:
   Operations:
      Net investment income               $    348,919    $    246,440
      Net realized gain on investments           2,510           2,028
      Net increase in unrealized
       appreciation                            347,088         149,416
                                          ------------    ------------
   Net increase in net assets
    resulting from operations                  698,517         397,884
   Distributions to shareholders from
    net investment income                     (348,919)       (246,440)
   Net fund share transactions               4,261,235       4,233,407
                                          ------------    ------------
Total increase                               4,610,833       4,384,851
Net assets:
   Beginning of year                         9,259,769       4,874,918
                                          ------------    ------------
   End of year                            $ 13,870,602    $  9,259,769
                                          ============    ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                     For the years ended June 30,
                                                  ------------------------------------------------------------------
                                                     2003          2002          2001          2000          1999
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year                $    10.47    $    10.25    $     9.94    $    10.09    $    10.24
                                                  ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                                0.35          0.38          0.40          0.39          0.39
   Net gains/(losses) on securities,
    both realized and unrealized                        0.38          0.22          0.31         (0.15)        (0.15)
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.73          0.60          0.71          0.24          0.24
Less distributions:
   Distributions from net investment income            (0.35)        (0.38)        (0.40)        (0.39)        (0.39)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                      $    10.85    $    10.47    $    10.25    $     9.94    $    10.09
                                                  ==========    ==========    ==========    ==========    ==========
Total return                                            7.10%         5.99%         7.24%         2.47%         2.35%
Net assets, end of year (in thousands)            $   13,871    $    9,260    $    4,875    $    4,246    $    3,938
Ratio of net expenses to average net assets(a)          0.50%         0.48%         0.48%         0.48%         0.44%
Ratio of net investment income to
 average net assets                                     3.28%         3.69%         3.93%         3.94%         3.78%
Portfolio turnover                                     19.12%        13.65%         7.29%        25.85%        25.54%

(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
     Expenses reimbursed by Adviser and custodian expense reduction were:
     .26% and .04% for 2003, .31% and .07% for 2002, .30% and .11% for 2001,
     .32% and .11% for 2000, and .34% and .17% for 1999 respectively.


    The accompanying notes are an integral part of the financial statements.
                                       58

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
33.15% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger            5.625   10/1/2018   Aaa/AAA*   $     30,000  $      30,828
Clarksville TN Water Sewer & Gas Revenue                            5.650    2/1/2017      Aaa          200,000        225,062
Coffee County TN Public Building Authority Revenue                  4.125    6/1/2020    Aaa/NR         990,000        983,407
Franklin TN Industrial Development Board Landings Apartment         5.550   10/1/2008   Aaa/AAA*         50,000         55,323
Franklin TN Industrial Development Board Landings Apartment         5.900   10/1/2016   Aaa/AAA*        800,000        849,568
Giles County TN                                                     4.500    2/1/2018    Aaa/A2*      1,000,000      1,049,750
Greater Tennessee Housing Assistance Refunding                      7.250    7/1/2024   Aaa/AAA*          5,000          5,005
Hawkins County TN Refunding General Obligation Bond                 4.750    5/1/2017     AAA*          200,000        212,594
Jackson TN Hospital Revenue Refunding & Improvement                 5.625    4/1/2015   Aaa/AAA*        310,000        331,322
Johnson City TN Health & Educational Revenue                        5.000    7/1/2018     AAA*        1,000,000      1,080,140
Johnson City TN Health & Educational Facilities                     6.500    7/1/2014   Aaa/AAA*      1,000,000      1,246,060
Kingsport TN Water & Sewer System                                   4.350    6/1/2017    Aaa/NR         710,000        728,325
Kingsport TN Industrial Development Board Multifamily               5.400   4/20/2021     AAA*          500,000        542,740
Knox County/Chapman TN Utility District Water & Sewer               6.000    1/1/2014   Aaa/AAA*         40,000         41,732
Knox County TN Health Educational & Housing Facs Baptist            5.500   4/15/2017     AAA*        1,315,000      1,433,705
Knox County TN Health Educational & Housing Facs Ft Sanders         6.250    1/1/2013   Aaa/AAA*         10,000         12,162
Knox County TN Health Educational & Housing Facs Mercy              5.875    9/1/2015   Aaa/AAA*         15,000         15,400
Knox County TN Health Educational & Housing Facs Mercy              6.000    9/1/2019   Aaa/AAA*        100,000        102,795
Knox County TN Health Educational & Housing Facilities              5.000    1/1/2022     AAA*        1,000,000      1,043,820
Knox County TN Utility District Water & Sewer                       5.625   12/1/2019      Aaa          400,000        444,192
Knoxville TN Development Corp Housing Revenue Morningside           6.100   7/20/2020      A+           500,000        505,340
Memphis/Shelby County TN Airport Revenue Refunding                  5.650    9/1/2015   Aaa/AAA*         55,000         56,566
Metropolitan Nashville & Davidson County TN Adventist               5.750  11/15/2025   Aaa/AAA*      1,150,000      1,262,091
Metropolitan Nashville & Davidson County TN Stadium Project         5.750    7/1/2014   Aaa/AAA*        100,000        111,818
Metropolitan Nashville & Davidson County TN Stadium Project         5.875    7/1/2021   Aaa/AAA*        350,000        388,399
Metropolitan Nashville & Davidson County TN Water & Sewer           5.000    1/1/2017   Aaa/AAA*      1,000,000      1,068,810
North Anderson TN Utility District Waterworks Revenue               5.600    1/1/2015   Aaa/AAA*        100,000        107,602
Oak Ridge TN Industrial Development Board Refunding Revenue         5.250   8/20/2018    Aaa/NR         265,000        280,646
Sevier County TN Public Buildings Auth Solid Waste Facility         5.600    9/1/2015   Aaa/AAA*        100,000        107,086
Shelby County TN Health Educational & Housing Heritage Place        6.900    7/1/2014   Aaa/AAA*        150,000        156,674
Shelby County TN Health Educational & Housing Methodist             5.300    8/1/2015   Aaa/AAA*        680,000        739,908
Shelby County TN Health Educational & Housing Methodist             5.375    4/1/2013   Aaa/AAA*        690,000        768,039
Shelby County TN Health Educational & Housing Methodist             5.000    4/1/2018   Aaa/AAA*        500,000        531,585
Sullivan County TN Health Educational & Housing Facilities          4.500    9/1/2019      AA*        1,000,000        978,570
TN Housing Development Agency Homeownership Program                 5.900    7/1/2017   Aaa/AAA*         30,000         30,601
TN Housing Development Agency Mortgage Finance Program              5.900    7/1/2018   Aaa/AAA*         85,000         86,703
TN Housing Development Agency Mortgage Finance Program              5.850    7/1/2013   Aaa/AAA*         90,000         91,804
TN Housing Development Agency Mortgage Finance Program              6.200    7/1/2018   Aaa/AAA*        665,000        694,539
Wilson County TN Referendum                                         5.000    4/1/2018    Aaa/NR       1,000,000      1,099,610
                                                                                                                 -------------
                                                                                                                    19,500,321

STATE AND LOCAL MORTGAGE REVENUE BONDS
16.72% of Net Assets
Hamilton County TN Multifamily Housing Revenue                      6.700    3/1/2021      A*           450,000        431,541
Memphis TN Health Education & Housing Board Riverdale Plaza         6.350   7/20/2028     AAA*          280,000        287,468
Memphis TN Health Education & Housing Board River Trace II          6.250   10/1/2013      Aaa           50,000         52,467
Metropolitan Nashville & Davidson County TN Hermitage Apts          5.900    2/1/2019      A*           645,000        657,474
Murfreesboro TN Housing Authority Westbrooks Towers Project         5.875   1/15/2010      A*           310,000        316,451
Shelby County TN Health Educational & Housing Cameron Kirby         5.900    7/1/2018      A*         3,800,000      3,828,570
Shelby County TN Health Educational & Housing Cameron Kirby         6.000    7/1/2028      A*           500,000        494,255
Shelby County TN Health Educational & Housing Harbour Apts          6.000   4/15/2018      A*           125,000        126,344
Shelby County TN Health Educational & Housing Harbour Apts          6.000   4/15/2024      A*            50,000         50,346
Shelby County TN Health Educational & Housing Harbour Apts          5.750   4/15/2011      A*           100,000        101,337
TN Housing Development Agency Homeownership Program                 6.700    7/1/2012    Aa2/AA*         20,000         20,401
TN Housing Development Agency Homeownership Program                 5.850    1/1/2011    Aa2/AA*        200,000        213,158
TN Housing Development Agency Homeownership Program                 5.500    7/1/2020    Aa2/AA*      1,490,000      1,562,235


    The accompanying notes are an integral part of the financial statements.
                                       59

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
TN Housing Development Agency Mortgage Finance Program              5.700    1/1/2008      AA      $    100,000  $     102,006
TN Housing Development Agency Mortgage Finance Program              5.850    7/1/2013    A1/AA*         120,000        122,406
TN Housing Development Agency Mortgage Finance Program              5.900    7/1/2018    A1/AA*         710,000        724,228
TN Housing Development Agency Series 2001 - 3B                      5.250    1/1/2020    Aa2/AA*        705,000        744,078
                                                                                                                 -------------
                                                                                                                     9,834,765

HOSPITAL AND HEALTHCARE REVENUE BONDS
13.31% of Net Assets
Chattanooga TN Health Educational & Housing Revenue                 5.000   12/1/2018   Aa3/AA-*      1,000,000      1,031,620
Knox County TN Health Educational & Housing Facs University         5.750    4/1/2019    Baa1/NR      1,000,000      1,016,140
Metropolitan Nashville & Davidson County TN Adventist               6.250  11/15/2015     A3/A*       1,100,000      1,193,632
Metropolitan Nashville & Davidson County TN Modal                   5.500    5/1/2023      AA*        1,595,000      1,704,912
Metropolitan Nashville & Davidson County TN Open Arms               5.100    8/1/2016      AA*        1,000,000      1,064,800
Metropolitan Nashville & Davidson County TN Open Arms               5.100    8/1/2019      AA*        1,660,000      1,740,095
Sumner County TN Health Educational & Housing Sumner Health         7.500   11/1/2014      A-            75,000         80,003
                                                                                                                 -------------
                                                                                                                     7,831,202

GENERAL OBLIGATION BONDS
11.41% of Net Assets
Franklin TN School District Limited Tax Refunding                   4.625    6/1/2018      Aa2        1,000,000      1,057,540
Johnson City TN General Obligation                                  5.500    5/1/2020   Aaa/AAA*        300,000        329,370
Memphis TN General Obligation                                       5.250    4/1/2016    Aa2/AA*        610,000        665,986
Memphis TN Referendum - General Improvement                         5.000   11/1/2015    Aa2/AA*      1,250,000      1,427,038
Memphis TN General Improvement                                      4.500    5/1/2022    Aa2/AA*      1,000,000      1,003,100
Metropolitan Nashville & Davidson County TN General Obligation      5.125  11/15/2019    Aa2/AA*        500,000        532,550
Metropolitan Nashville & Davidson County TN General Obligation      5.875   5/15/2026    Aa/AA*         100,000        110,000
Shelby County TN General Obligation                                 5.625    4/1/2014   Aa3/AA+*         60,000         64,729
Williamson County TN Refunding General Obligation                   5.000    3/1/2020    Aa1/NR         645,000        698,006
Wilson County TN General Obligation Refunding                       5.100    5/1/2016    AAA/NR         745,000        824,454
                                                                                                                 -------------
                                                                                                                     6,712,773

MUNICIPAL UTILITY REVENUE BONDS
10.27% of Net Assets
Chattanooga TN Electric System Revenue                              5.250    9/1/2021      AA*        1,500,000      1,633,335
Clarksville TN Water Sewer & Gas Revenue                            5.250    2/1/2018    Aaa/NR       1,000,000      1,075,070
Knoxville TN Gas System Revenue Bond Series J                       5.000    3/1/2017    Aa3/AA*        700,000        755,454
Knoxville TN Waste Water System Revenue                             5.100    4/1/2018    Aa3/AA*        435,000        464,658
Metropoliton Nashville & Davidson County TN Electric System         5.125   5/15/2016    Aa3/AA*        700,000        765,674
Metropolitan Nashville & Davidson County TN Electric System         5.125   5/15/2021    Aa/AA*       1,085,000      1,159,908
Metropolitan Nashville & Davidson County TN Water & Sewer           5.500    1/1/2016    Aa3/A+*        185,000        185,640
                                                                                                                 -------------
                                                                                                                     6,039,739

PREREFUNDED BONDS
5.08% of Net Assets
Collierville TN General Obligation Improvement                      5.900    5/1/2012      Aa2           30,000         31,899
Cookeville TN Industrial Development Board General Hospital         5.625   10/1/2016      A-*          200,000        234,250
Franklin TN Industrial Development Board Sussex Downs LTD           6.250    6/1/2007      NR            30,000         32,426
Jackson TN Water & Sewer Revenue                                    7.200    7/1/2012   Aaa/AAA*          5,000          6,050
Knoxville TN Gas System Revenue                                     5.400    3/1/2015    Aa3/AA*        100,000        104,002
Marion County TN General Obligation                                 6.000    4/1/2018    Aaa/NR         950,000      1,133,265
Metropolitan Nashville & Davidson County TN Water & Sewer           6.500   12/1/2014   Aaa/AAA*         60,000         76,108
Milan TN Special School District                                    6.750    4/1/2013   Aaa/AAA*         60,000         63,827
Shelby County TN General Obligation                                 5.625    4/1/2014     AA+*           20,000         21,737
TN Local Development Auth Cmnty Provider Pooled Loan Program        6.250   10/1/2009      A-*           30,000         32,580
TN Local Development Auth Cmnty Provider Pooled Loan Program        6.450   10/1/2014      A-*           40,000         43,539
Williamson County TN General Obligation                             5.375    3/1/2019    Aa1/NR       1,000,000      1,160,240
Williamson County TN General Obligation                             5.600    9/1/2010      Aa            45,000         48,400
                                                                                                                 -------------
                                                                                                                     2,988,323


    The accompanying notes are an integral part of the financial statements.
                                       60

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
ESCROWED TO MATURITY BONDS
3.98% of Net Assets
Johnson City TN Health & Educational Facilities                     5.125    7/1/2025      AAA     $  2,000,000  $   2,115,040
Metropolitan Nashville & Davidson County TN Dandridge Tower         6.375    1/1/2011       A*          200,000        223,436
                                                                                                                 -------------
                                                                                                                     2,338,476

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.07% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University      6.300   12/1/2014     Baa3           10,000         10,530
Metropolitan Nashville & Davidson County TN McKendree               5.125    1/1/2020      AA*        1,700,000      1,793,449
                                                                                                                 -------------
                                                                                                                     1,803,979

LEASE REVENUE BONDS
0.61% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx           5.050    9/1/2012   Baa/BBB*        250,000        263,875
TN Local Development Authority Student Loan Program                 5.750    3/1/2011    AA/AA-*         90,000         92,029
                                                                                                                 -------------
                                                                                                                       355,904

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.54% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co            7.200   8/15/2010     AAA*           20,000         25,558
Chattanooga TN Industrial Development Board F L Haney Co            7.200   2/15/2009     AAA*           25,000         31,085
Chattanooga TN Industrial Development Board F L Haney Co            7.200   8/15/2009     AAA*           25,000         31,520
Chattanooga TN Industrial Development Board F L Haney Co            7.200   2/15/2010     AAA*          100,000        126,502
Maury County TN Pollution Control Revenue Saturn Corp Project       6.500    9/1/2024   A3/BBB+*        100,000        103,910
                                                                                                                 -------------
                                                                                                                       318,575
                                                                                                                 -------------
Total Investments (cost $54,589,942)(a) - 98.14% of Net Assets                                                   $  57,724,057
                                                                                                                 =============

<F1>
     *   Standard and Poor's Corporation
         All other ratings by Moody's Investors Service, Inc.
     NR Not Rated
<F2>
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                             Unrealized appreciation               $   3,272,610
                                                             Unrealized depreciation                    (138,495)
                                                                                                   -------------
                                                             Net unrealized appreciation           $   3,134,115
                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.
                                       61

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value
 (Cost: $54,589,942)                                               $ 57,724,057
Cash                                                                    485,434
Receivable from investments sold                                        320,000
Interest receivable                                                     973,906
                                                                   ------------
      Total assets                                                   59,503,397
LIABILITIES:
Payable for:
   Distributions                                     $    566,454
   Fund shares redeemed                                    90,203
   Management fee                                          24,352
   Transfer agent                                           6,338
   Other fees                                                 186
                                                     ------------
      Total liabilities                                                 687,533
                                                                   ------------
NET ASSETS:
Capital                                                              56,595,209
Net accumulated realized loss on investment
 transactions                                                          (913,460)
Net unrealized appreciation in value of investments                   3,134,115
                                                                   ------------
Net assets at value                                                $ 58,815,864
                                                                   ============
NET ASSET VALUE, offering price and redemption
 price per share ($58,815,864 -:- 5,223,746
 shares outstanding)                                               $      11.26
                                                                   ============

===============================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                   $  2,713,750
                                                     ------------
   Expenses:
      Management fee                                      273,337
      Transfer agent                                       71,601
      Professional fees                                     7,250
      Trustee fees                                          5,736
      Other expenses                                       17,205
                                                     ------------
      Total expenses                                      375,129
      Expenses reimbursed by Investment Advisor            (8,429)
      Custodian expense reductions                        (12,320)
                                                     ------------
Net investment income                                   2,359,370
                                                     ------------
Realized and unrealized gain/(loss) on investments:
   Net realized loss                                      (22,866)
   Net increase in unrealized appreciation              2,154,371
                                                     ------------
Net realized and unrealized gain on investments         2,131,505
                                                     ------------
Net increase in net assets resulting from
 operations                                          $  4,490,875
                                                     ============


    The accompanying notes are an integral part of the financial statements.
                                       62

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                       2003           2002
                                                   ------------   ------------
Increase in net assets:
   Operations:
      Net investment income                        $  2,359,370   $  2,236,740
      Net realized gain/(loss) on investments           (22,866)       143,434
      Net increase in unrealized appreciation         2,154,371        243,343
                                                   ------------   ------------
   Net increase in net assets resulting from
    operations                                        4,490,875      2,623,517
   Distributions to shareholders from net
    investment income                                (2,359,370)    (2,236,740)
   Net fund share transactions                        8,157,141      3,105,488
                                                   ------------   ------------
Total increase                                       10,288,646      3,492,265
Net assets:
   Beginning of year                                 48,527,218     45,034,953
                                                   ------------   ------------
   End of year                                     $ 58,815,864   $ 48,527,218
                                                   ============   ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                  For the years ended June 30,
                                                  -------------------------------------------------------------
                                                     2003         2002         2001         2000         1999
                                                  ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of year                $   10.82    $   10.72    $   10.32    $   10.77    $   10.97
                                                  ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income                               0.48         0.52         0.52         0.53         0.54
   Net gains/(losses) on securities,
    both realized and unrealized                       0.44         0.10         0.40        (0.45)       (0.19)
                                                  ---------    ---------    ---------    ---------    ---------
Total from investment operations                       0.92         0.62         0.92         0.08         0.35
Less distributions:
   Distributions from capital gains                      --           --           --           --        (0.01)
   Distributions from net investment income           (0.48)       (0.52)       (0.52)       (0.53)       (0.54)
                                                  ---------    ---------    ---------    ---------    ---------
Net asset value, end of year                      $   11.26    $   10.82    $   10.72    $   10.32    $   10.77
                                                  =========    =========    =========    =========    =========
Total return                                           8.65%        5.85%        9.08%        0.84%        3.03%
Net assets, end of year (in thousands)            $  58,816    $  48,527    $  45,035    $  40,524    $  46,086
Ratio of net expenses to average net assets (a)        0.65%        0.54%        0.54%        0.54%        0.48%
Ratio of net investment income to
 average net assets                                    4.32%        4.77%        4.90%        5.09%        4.71%
Portfolio turnover                                     8.36%       11.85%       22.31%        8.80%       14.76%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

     Expenses reimbursed by Adviser and custodian expense reduction were:

     .01% and .02% for 2003, .16% and .02% for 2002, .15% and .02% for 2001,
     .13% and .02% for 2000, and .21 and .02% for 1999 respectively.


    The accompanying notes are an integral part of the financial statements.
                                       63

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date       Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
54.10% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority  Erlanger         5.625   10/1/2009     Aaa/AAA* $    715,000  $     835,445
Chattanooga-Hamilton County TN Hospital Authority  Erlanger         4.250   10/1/2006     Aaa/AAA*       50,000         53,968
Columbia Tn Waterworks Revenue Bonds                                5.000   12/1/2008     Aaa/AAA*      100,000        114,064
Dickson Tn Electric System Revenue                                  3.500    9/1/2008     Aaa/AAA*      300,000        318,045
Gatlinburg TN General Obligation                                    5.000    5/1/2008     Aaa/AAA*      100,000        111,162
Hardeman County TN Corrctional Facility Revenue                     7.000    8/1/2005       A/A*        240,000        264,132
Hawkins County TN General Obligation                                4.500    5/1/2008     Aaa/AAA*      315,000        346,991
Johnson City TN General Obligation                                  5.250    6/1/2008     Aaa/AAA*      125,000        142,243
Knox County TN Health Education & Housing Facilities Board          5.500   4/15/2011     Baa/AAA*      300,000        332,874
Knox County TN Health Education & Housing  Baptist Health
 Services                                                           5.000   4/15/2006     Aaa/AAA*      100,000        109,187
Knox County Utility District Water & Sewer Revenue                  5.250   12/1/2006     Aaa/AAA*      220,000        227,920
Marshall County TN General Obligation                               4.450   12/1/2010     Aaa/AAA*      270,000        296,895
Memphis-Shelby County TN Sports Arena Project  Series A             3.800   11/1/2008     Aaa/AAA*      250,000        269,375
Memphis-Shelby County TN Sports Authority  Memphis Arena            5.000   11/1/2008     Aaa/AAA*      150,000        170,628
Metropolitan Government of Nashville & Davidson County Housing      5.500    1/1/2007     Aaa/AAA*      400,000        436,352
Montgomery County TN General Obligation                             5.250    5/1/2007      Aaa/NR       400,000        449,652
Municipal Energy Acquisition Corporation TN Gas Revenue             4.125    3/1/2008     Aaa/AAA*      250,000        269,278
Municipal Energy Acquisition Gas Corporation Revenue                4.125    3/1/2009     Aaa/AAA*      200,000        215,100
Oak Ridge TN General Obligation Unlimited                           4.500    4/1/2007     Aaa/AAA*      220,000        240,953
Shelby County Tn   Methodist Hospital Healthcare Revenue            5.500    4/1/2008     Aaa/AAA*      250,000        284,605
Shelby County TN Health Education & Housing Facility Rhodes         4.500    8/1/2008     Aaa/AAA*      100,000        110,652
Shelby County TN Health Education & Housing Facility Rhodes         4.500    8/1/2009     Aaa/AAA*      100,000        110,124
Shelby County TN Health Education & Housing Facility Rhodes         4.350    8/1/2006     Aaa/AAA*      100,000        107,902
Sullivan County TN  Wellmont Hospital Health System Project         3.000    9/1/2009      Aa/AA*       475,000        474,720
Sullivan County TN Health Educational & Housing Facility Board      5.000    9/1/2011      NR/AA*       335,000        364,708
Tennergy Corporation TN Gas Revenue                                 5.000    6/1/2008     Aaa/AAA*      500,000        560,715
Tennergy Corporation TN Gas Revenue                                 5.000    6/1/2009     Aaa/AAA*      150,000        168,929
Tennergy Corporation TN Gas Revenue                                 4.128    6/1/2009     Aaa/AAA*      100,000        107,875
Tennessee Energy Acquisition Corporation Gas Revenue                4.400    9/1/2006     Aaa/AAA*      100,000        108,488
TN Energy Acquisition Corporation Gas Revenue                       5.000    9/1/2007     Aaa/AAA*      210,000        234,629
Tennessee Energy Acquisition Corporation Gas Revenue                5.000    9/1/2007     Aaa/AAA*      300,000        335,184
TN Energy Acquisition Corporation Gas Revenue                       4.500    9/1/2008     Aaa/AAA*      295,000        325,541
TN State General Obligation                                         5.250    2/1/2008     Aaa/AAA*      140,000        158,200
                                                                                                                 -------------
                                                                                                                     8,656,536
GENERAL OBLIGATION BONDS
11.69% of Net Assets
Hamilton County TN General Obligation  Series A                     4.550    8/1/2009      Aa1/NR       100,000        108,858
Knox County TN Public Improvement General Obligation                5.100    5/1/2008      Aa2/AA*       90,000        101,556
Metropolitan Government Nashville & Davidson County TN              4.250  11/15/2007      Aa2/AA*      100,000        109,290
Metropolitan Government Nashville & Davidson County TN              5.125  11/15/2013      Aa2/AA*      300,000        334,038
Rutherford County TN General Obligation                             5.000    4/1/2009      Aa2/AA*      250,000        282,428
Rutherford County TN Public Improvement General Obligation          4.250    4/1/2009      Aa2/AA*      200,000        217,854
Shelby County Tn Public Improvement General Obligation              5.625    6/1/2004      Aa3/AA+*     250,000        260,765
Shelby County TN Public Improvement General Obligation  S:A         5.500    4/1/2009      Aa3/AA+*     100,000        115,687
Tennessee State General Obligation  Series B                        5.000    5/1/2009      Aa2/AA*      300,000        339,264
                                                                                                                 -------------
                                                                                                                     1,869,740
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.18% of Net Assets
Chattanooga TN Catholic Health Initiatives  Series A                5.500   12/1/2006      Aa2/AA*      700,000        777,875
Knox County TN Hospital Facility Revenue  Catholic Healthcare       4.500   10/1/2011      A1/AA-*      100,000        107,629
Metropolitan Government Nashville & Davidson Counties TN            4.300    8/1/2004      NR/AA*       100,000        103,322
                                                                                                                 -------------
                                                                                                                       988,826
PREREFUNDED BONDS
3.58% of Net Assets
Lenoir City TN Electric System  Refunding & Improvement             4.800    6/1/2011      Aaa/NR       100,000        112,008
Marion County TN General Obligation                                 6.000    4/1/2024     Aaa/AAA*      200,000        236,458


    The accompanying notes are an integral part of the financial statements.
                                       64

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2003

                                                                            Maturity
Bond Description                                                   Coupon     Date      Rating#      Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------
Unicoi County TN General Obligation Unlimited                       5.400    4/1/2010     Aaa/AAA* $    200,000  $     224,848
                                                                                                                 -------------
                                                                                                                       573,314
LEASE REVENUE BONDS
3.41% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express    5.000    9/1/2009     Baa2BBB       250,000        270,778
Memphis-Shelby County TN Sports Authority  Arena Project            4.000   11/1/2006      Aa3/AA-*     255,000        274,110
                                                                                                                 -------------
                                                                                                                       544,888
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.47% of Net Assets
Metropolitan Government Of Nashville & Davidson County
 Vanderbuilt                                                        5.750    1/1/2008      Aa3/AA*      250,000        288,195
Tennessee State School Board Authority  Higher Education            4.800    5/1/2014      Aa2/AA*      100,000        106,788
 Facilities
                                                                                                                 -------------
                                                                                                                       394,983
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.16% of Net Assets
/\Shelby County TN Multi-Family Housing   Memphis                   5.000    1/1/2009       NR          240,000        146,400
TN Housing Development Mortgage Agency                              5.500    1/1/2005       A1/AA*      195,000        198,916
                                                                                                                 -------------
                                                                                                                       345,316
MUNICIPAL UTILITY REVENUE BONDS
1.86% of Net Assets
Knoxville Tn Gas Revenue System                                     4.750    3/1/2010      Aa3/AA*      170,000        189,703
Memphis TN Electric System Revenue Refunding  Jr Lien               4.000   12/1/2009      Aa3/AA*      100,000        108,534
                                                                                                                 -------------
                                                                                                                       298,237
ESCROWED TO MATURITY BONDS
0.36% of Net Assets
Metro Government Nashville/Davidson County TN  Meharry Medical      7.875   12/1/2004      AAA/NR        55,000         57,327
                                                                                                                 -------------
                                                                                                                        57,327
                                                                                                                 -------------
Total Investments (cost $13,091,049)(a) - 85.81% of Net Assets                                                   $  13,729,167
                                                                                                                 =============

<F1>   *   Standard and Poor's Corporation
           All other ratings by Moody's Investors Service, Inc.
<F2>   NR  Not Rated
<F3>   #   Bond ratings are unaudited.
<F4>   /\  Security in default and therefore non-income producing

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                             Unrealized appreciation               $    720,443
                                                             Unrealized depreciation                    (82,325)
                                                                                                   ------------
                                                             Net unrealized appreciation           $    638,118
                                                                                                   ============


    The accompanying notes are an integral part of the financial statements.
                                       65

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
ASSETS:
Investments in securities, at value
 (Cost: $13,091,049)                                              $  13,729,167
Cash                                                                  2,063,448
Receivable for investments sold                                         110,000
Interest receivable                                                     142,076
                                                                  -------------
        Total assets                                                 16,044,691
LIABILITIES:
Payable for:
   Distributions                                   $     37,052
   Management fee                                         3,177
   Transfer agent                                         1,758
   Other fees                                             3,101
                                                   ------------
      Total liabilities                                                  45,088
                                                                  -------------
NET ASSETS:
Capital                                                              15,415,046
Net accumulated realized loss on investment
 transactions                                                           (53,561)
Net unrealized appreciation in value of
 investments                                                            638,118
                                                                  -------------
Net assets at value                                               $  15,999,603
                                                                  =============
NET ASSET VALUE, offering price and redemption
 price per share
      ($15,999,603 -:- 1,466,470 shares
       outstanding)                                                $      10.91
                                                                  =============
================================================================================
STATEMENT OF OPERATIONS
For the year ended June 30, 2003
Net investment income:
   Interest income                                               $    508,826
                                                                 ------------
   Expenses:
      Management fee                                                   67,231
      Transfer agent                                                   20,169
      Professional fees                                                 3,144
      Trustee fees                                                      1,404
      Other expenses                                                   10,986
                                                                 ------------
      Total expenses                                                  102,934
      Expenses reimbursed by Investment Advisor                       (31,298)
      Custodian expense reductions                                     (4,860)
                                                                 ------------
Net investment income                                                 442,050
                                                                 ------------
Realized and unrealized gain on investments:
   Net realized gain
                                                                        7,935
   Net increase in unrealized appreciation                            468,165
                                                                 ------------
Net realized and unrealized gain on investments                       476,100
                                                                 ------------
Net increase in net assets resulting from operations             $    918,150
                                                                 ============


    The accompanying notes are an integral part of the financial statements.
                                       66

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                                        2003            2002
                                                                    ------------    ------------
Increase in net assets:
   Operations:
      Net investment income                                         $    442,050    $    296,701
      Net realized gain/(loss) on investments                              7,935           2,876
      Net increase in unrealized appreciation                            468,165         105,607
                                                                    ------------    ------------
   Net increase in net assets resulting from operations                  918,150         405,184
   Distributions to shareholders from net investment income             (442,050)       (296,701)
   Net fund share transactions                                         4,157,746       4,041,023
                                                                    ------------    ------------
Total increase                                                         4,633,846       4,149,506
Net assets:
   Beginning of year                                                  11,365,757       7,216,251
                                                                    ------------    ------------
   End of year                                                      $ 15,999,603    $ 11,365,757
                                                                    ============    ============

================================================================================
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                 For the years ended June 30,
                                                 ----------------------------------------------------------------------------
                                                     2003            2002            2001            2000            1999
                                                 ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of year               $      10.50    $      10.35    $      10.18    $      10.33    $      10.44
                                                 ------------    ------------    ------------    ------------    ------------
Income from investment operations:
   Net investment income                                 0.35            0.40            0.42            0.41            0.39
   Net gains/(losses) on securities,
    both realized and unrealized                         0.41            0.15            0.17           (0.15)          (0.11)
                                                 ------------    ------------    ------------    ------------    ------------
Total from investment operations                         0.76            0.55            0.59            0.26            0.28
Less distributions:
   Distributions from net investment income             (0.35)          (0.40)          (0.42)          (0.41)          (0.39)
                                                 ------------    ------------    ------------    ------------    ------------
Net asset value, end of year                     $      10.91    $      10.50    $      10.35    $      10.18    $      10.33
                                                 ============    ============    ============    ============    ============
Total return                                             7.37%           5.43%           5.85%           2.53%           2.67%
Net assets, end of year (in thousands)           $     16,000    $     11,366    $      7,216    $      6,415    $      5,819
Ratio of net expenses to average net assets (a)          0.50%           0.41%           0.59%           0.60%           0.56%
Ratio of net investment income to
 average net assets                                      3.29%           3.84%           4.03%           3.96%           3.69%
Portfolio turnover                                      20.27%          22.10%          48.90%          28.67%          81.81%

<F1>
(a) Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
     Expenses reimbursed by Adviser and custodian expense reduction were: .23% and .04% for 2003, .35% and .06% for 2002, .17% and .07% for 2001, .18% and
     .07% for 2000, and .17% and .07% for 1999 respectively.


    The accompanying notes are an integral part of the financial statements.
                                       67

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies -- 100%
June 30, 2003

                                                      Maturity                        Par Value
Bond Description                       Coupon           Date           Rating#        of Shares      Market Value
=================================================================================================================
FEDERAL HOME LOAN BANK
63.81% of Net Assets
Medium Term Note                            7.000       8/15/2014        Aaa/AAA*     $   500,000   $     624,228
Medium Term Note                            5.875       2/12/2018        Aaa/AAA*       1,500,000       1,527,698
Medium Term Note                            7.560        9/1/2004        Aaa/AAA*         150,000         161,371
Medium Term Note                            8.170      12/16/2004        Aaa/AAA*       2,000,000       2,201,948
Medium Term Note                            5.700      10/24/2011        Aaa/AAA*         600,000         608,243
Medium Term Note                            6.050       3/12/2012        Aaa/AAA*       1,400,000       1,446,859
Medium Term Note                            5.875       9/19/2017        Aaa/AAA*       1,175,000       1,185,072
Medium Term Note                            5.550       2/28/2018        Aaa/AAA*       3,100,000       3,205,377
Medium Term Note                            5.250       5/21/2018        Aaa/AAA*       1,000,000       1,008,885
                                                                                                    -------------
                                                                                                       11,969,681
FEDERAL FARM CREDIT BANK
10.36% of Net Assets
Medium Term Note                            5.450        9/5/2012        Aaa/AAA*       1,930,000       1,943,285
                                                                                                    -------------
                                                                                                        1,943,285
FEDERAL HOME LOAN MORTGAGE
8.18% of Net Assets
Medium Term Note                            4.875       3/15/2007        Aaa/AAA*       1,400,000       1,533,987
                                                                                                    -------------
                                                                                                        1,533,987
STUDENT LOAN MARKETING ASSOCIATION
6.72% of Net Assets
Medium Term Note                            7.300        8/1/2012        Aaa/AAA*       1,000,000       1,259,711
                                                                                                    -------------
                                                                                                        1,259,711
FEDERAL NATIONAL MORTGAGE ASSOCIATION
3.88% of Net Assets
Medium Term Note                            5.750       11/7/2017        Aaa/AAA*         400,000         422,651
Medium Term Note                            5.640      12/10/2008        Aaa/AAA*         300,000         305,893
                                                                                                    -------------
                                                                                                          728,544
CASH EQUIVALENTS
5.65% of Net Assets
US Bank U.S. Treasury Money Market Fund                                                 1,060,724       1,060,724
                                                                                                    -------------
                                                                                                        1,060,724
                                                                                                    -------------

Total Investments (cost $17,516,621)(a) - 98.60% of Net Assets                                      $  18,495,932
                                                                                                    =============

<F1>
   * Standard and Poor's Corporation
     All other ratings by Moody's Investors Service, Inc.
<F2>
   # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                 Unrealized appreciation                              $   979,311
                                 Unrealized depreciation
                                                                                               --
                                                                                      -----------
                                 Net unrealized appreciation                          $   979,311
                                                                                      ===========



   The accompanying notes are an integral parts of the financial statements.
                                       68

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS:
Investments in securities, at value
 (Cost: $17,516,621)                                             $ 18,495,932
Cash                                                                   80,403
Interest receivable                                                   263,580
Prepaid expenses                                                        1,482
                                                                 ------------
   Total assets                                                    18,841,397
LIABILITIES:
Payable for:
   Distributions                                  $     77,318
   Fund shares redeemed                                  1,000
   Management fee                                        3,046
   Transfer agent                                        2,284
                                                  ------------
      Total liabilities                                                83,648
                                                                 ------------
NET ASSETS:
Capital                                                            18,776,897
Net accumulated realized loss on investment
transactions                                                         (998,459)
Net unrealized appreciation in value of
investments                                                           979,311
                                                                 ------------
Net assets at value                                              $ 18,757,749
                                                                 ============

NET ASSET VALUE, offering price and redemption
price per share
($18,757,749 -:- 1,811,485 shares outstanding)                   $      10.35
                                                                 ============

=============================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

Net investment income:
   Interest income                                             $    902,373
                                                               ------------
   Expenses:
      Management fee                                                 29,387
      Transfer agent                                                 22,142
      Custodian fees                                                  5,133
      Professional fees                                               2,723
      Trustee fees                                                    1,597
      Printing fees                                                   4,058
      Postage fees                                                    6,415
      Other expenses                                                  5,113
                                                               ------------
      Total expenses                                                 76,568
      Custodian expense reductions                                   (5,133)
                                                               ------------
Net investment income                                               830,938
                                                               ------------
Realized and unrealized gain on investments:
   Net realized gain                                                 24,189
   Net increase in unrealized appreciation                          414,578
                                                               ------------
Net realized and unrealized gain on investments                     438,767
                                                               ------------
Net increase in net assets resulting from operations           $  1,269,705
                                                               ============


   The accompanying notes are an integral parts of the financial statements.
                                       69

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2003 and 2002

                                                    2003            2002
                                                ------------    ------------
Increase in net assets:
   Operations:
      Net investment income                     $    830,938    $    703,402
      Net realized gain/(loss) on investments         24,189         (13,948)
      Net increase in unrealized appreciation        414,578         297,636
                                                ------------    ------------
   Net increase in net assets resulting from
    operations                                     1,269,705         987,090
   Distributions to shareholders from net
    investment income                               (830,938)       (703,402)
   Net fund share transactions                     4,907,337       2,071,240
                                                ------------    ------------
Total increase                                     5,346,104       2,354,928
Net assets:
   Beginning of year                              13,411,645      11,056,717
                                                ------------    ------------
   End of year                                  $ 18,757,749    $ 13,411,645
                                                ============    ============

================================================================================

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding:

                                                                         For the years ended June 30,
                                                    ----------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of year                  $      10.07    $       9.83    $       9.43    $       9.73    $      10.14
                                                    ------------    ------------    ------------    ------------    ------------
Income from investment operations:
   Net investment income                                    0.53            0.58            0.64            0.65            0.64
   Net gains/(losses) on securities,
    both realized and unrealized                            0.28            0.24            0.40           (0.30)          (0.41)
                                                    ------------    ------------    ------------    ------------    ------------
Total from investment operations                            0.81            0.82            1.04            0.35            0.23
Less distributions:
   Distributions from net investment income                (0.53)          (0.58)          (0.64)          (0.65)          (0.64)
                                                    ------------    ------------    ------------    ------------    ------------
Net asset value, end of year                        $      10.35    $      10.07    $       9.83    $       9.43    $       9.73
                                                    ============    ============    ============    ============    ============
Total return                                                8.23%           8.54%          11.29%           3.76%           2.21%
Net assets, end of year (in thousands)              $     18,758    $     13,412    $     11,057    $     10,167    $     10,778
Ratio of net expenses to average net assets (a)             0.45%           0.48%           0.42%           0.41%           0.49%
Ratio of net investment income to
 average net assets                                         5.19%           5.81%           6.56%           6.83%           6.32%
Portfolio turnover                                         53.62%          75.15%          24.94%          33.35%          24.04%

<F1>
(a) Percentages before custodian expense reduction were:
    .48% for 2003, .52% for 2002, .46% for 2001, .45% for 2000 and .54% for
    1999


   The accompanying notes are an integral parts of the financial statements.
                                       70

                         Report of Independent Auditors

To the Shareholders and
Board of Trustees of Dupree Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio of investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds at June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 8, 2003

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the this 29th day of October, 2003.



                                        DUPREE MUTUAL FUNDS


                                        By  /s/ Thomas P. Dupree, Sr.
                                           -------------------------------------
                                           Thomas P. Dupree, Sr.
                                           President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                              Title                        Date
------------------------    ----------------------------------------    --------

/s/ Thomas P. Dupree, Sr.   President and Trustee                       10-29-03
------------------------    (Principal Executive Officer)               --------
Thomas P. Dupree, Sr.


/s/ Michelle Dragoo         Vice President, Secretary, and Treasurer    10-29-03
------------------------                                                --------
Michelle Dragoo


/s/ William T. Griggs II    Vice President, Assistant Secretary         10-29-03
------------------------    and Trustee                                 --------
William T. Griggs II


/s/ William A. Combs        Trustee, Chairman                           10-29-03
------------------------                                                --------
William A. Combs


/s/ C. Timothy Cone         Trustee                                     10-29-03
------------------------                                                --------
C. Timothy Cone


/s/ J. William Howerton     Trustee                                     10-29-03
------------------------                                                --------
J. William Howerton


/s/ William S. Patterson    Trustee                                     10-29-03
------------------------                                                --------
William S. Patterson


/s/ Lucy Breathitt          Trustee                                     10-29-03
------------------------                                                --------
Lucy Breathitt

                               DUPREE MUTUAL FUNDS
                         POST-EFFECTIVE AMENDMENT NO. 44

PART C of Form N-1A

Item 23.  Exhibits

(A) The Declaration of Trust, including previous amendments is incorporated by reference from Post Effective Amendments No. 39 and 40
(B)  Bylaws
(C) The Certificates of Beneficial Interest are incorporated by reference from Post Effective Amendments 39 and 40
(D) Investment Advisory contracts are incorporated by reference from Post Effective Amendment No. 43
(E)  N/A
(F)  N/A
(G) Custodian Agreement is incorporated by reference from Post Effective Amendments 39 and 40
(H) Transfer Agent Agreement is incorporated by reference from Post Effective Amendment No. 43
(I)  Legal Opinion
(J)  Consent of Independent Accounts
(K)  N/A
(L)  N/A
(M)  N/A
(N)  N/A
(O)  Reserved/N/A
(P)  Code of Ethics for the Fund and the Investment Advisor

Item 24 Persons Controlled by or under Common control with Registrant - Inapplicable

Item 25 Indemnification - Pursuant to the provisions of Section 7.4 of the Declaration of Trust, the Trust shall indemnify any Trustee or officer of the Trust against satisfaction of judgments or payment of expenses incurred by such person while in office by reason of being such a Trustee or officer, except that such indemnity shall not apply to any liability incurred by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. No indemnity shall be made unless (a) a final decision on the merits is made by the court or other body before whom the proceeding is brought that the person to be indemnified is not liable or, (b) a reasonable determination is made, based upon a review of the facts, that the person is not liable, either by (i) a vote of a majority of a quorum of the Anot interested@ Trustees who are not parties to the proceeding or by (ii) an independent legal counsel in a written opinion.

Item 26  Business and Other Connections of the Investment Adviser - The
         Investment

         Adviser of each of the series of the Registrant is Dupree & Company, Inc., which is a Kentucky Corporation located at 125 South Mill Street, suite 100, Lexington, Kentucky 40507. Dupree & Company, Inc. also serves as the Transfer Agent for the Registrant. Thomas P. Dupree is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. William T. Griggs, II is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant. Alison L. Arnold is Assistant Vice President of Dupree & Company, Inc. and the Registrant.

Item 27  Principal Underwriters - Inapplicable

Item 28 Location of Accounts and Records - Physical possession of each account, book or other document required to be maintained by section 31(a) and the rules under that section is maintained by Thomas P. Dupree, Dupree & Company, Inc., 125 South Mill Street, Suite 100, Vine Center, Lexington, Kentucky 40507.

Item 29  Management Services - Described in parts A and B

Item 30  Undertakings - None

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO 44

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940